              -----------------------------------------------------------------
              SEI TAX EXEMPT TRUST
              -----------------------------------------------------------------
              ANNUAL REPORT
              -----------------------------------------------------------------





                                August 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS.......................................................  1

MUNICIPAL BOND MARKET OVERVIEW...............................................  2

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE.....................  3

STATEMENT OF NET ASSETS......................................................  7

STATEMENT OF OPERATIONS...................................................... 52

STATEMENT OF CHANGES IN NET ASSETS........................................... 54

FINANCIAL HIGHLIGHTS......................................................... 56

NOTES TO FINANCIAL STATEMENTS................................................ 59

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS..................................... 64

NOTICE TO SHAREHOLDERS....................................................... 65

--------------------------------------------------------------------------------
SEI Tax Exempt Trust--August 31, 1995

TO OUR SHAREHOLDERS:

  The fiscal year ending August 31, 1995 saw yields declining in the municipal market as a result of the reversal in the Federal Reserve Board's (the "Fed") interest rate policy. Despite the decline in interest rates, both the money market and fixed income portfolios of the Trust continue to provide competitive yields.

  From September 1994 through February 1995, the Fed continued to raise short-term interest rates in an attempt to curb inflation. When the Fed tightened for the last time this past February, short-term rates had risen from 3.00% to 6.00% in just 12 months. Satisfied that it had engineered a successful "soft landing", the Fed switched gears in July 1995, and lowered the Federal Funds rate 25 basis points to 5.75%.

  In December 1994, the market received the news of the Orange County, Califor-nia bankruptcy. The reaction of municipal bond investors to this highly unusual event continued to affect the market through early 1995 resulting in the underperformance of municipal bonds as compared to their taxable fixed income counterparts. The sharp decline in rates, however, was a more powerful force as most municipal bond indices during the first half of 1995 posted returns in ex-cess of 1994's disappointing results. New issues continue to be scarce, also contributing to this year's market rally as more investors compete for the ex-isting pool of bonds.

  In the near term, we expect the municipal market to be clouded with uncer-tainty. Any news of tax reform from Capitol Hill has the potential to cause mu-nicipal bonds to trade at historically cheap levels. On the other hand, the market could rally if new issue supply remains at current modest levels. De-spite this uncertainty, we are confident that our advisers will navigate these difficult market conditions and work to produce strong relative returns for our portfolios.

  Thank you for your continued confidence in the SEI Tax-Exempt Trust.

                                Sincerely,

                                /s/ David G. Lee
                                David G. Lee President

MUNICIPAL BOND MARKET OVERVIEW
--------------------------------------------------------------------------------
SEI Tax Exempt Trust--August 31, 1995

  During the fiscal year ended August 31, 1995, yields fell in the municipal market following the turnaround in the Federal Reserve Board's (the "Fed") rate policy. The Fed, signaling its belief that the economy had slowed sufficiently, lowered the Fed Funds rate 25 basis points to 5.75% in July 1995. This move re-versed the rise in fixed income yields fueled by the five separate rate in-creases occurring in fiscal 1994. Between August 1994 and August 1995, 30 year general obligation municipal yields fell 10 basis points from 6.0% to 5.9% while the 30 year Treasury yields fell 80 basis points to 6.6%. Intermediate maturity municipals were the best performers as their yields fell 40 basis points during the year. Continued low supply levels also contributed to the market's rally in 1995. New issuance was down approximately 20% for the 1995 fiscal year.

  Most major municipal bond indices posted strong returns in 1995, well above last year's poor results. Nevertheless, tax-exempt bonds underperformed their taxable fixed income counterparts reflecting the negative impact of the Orange County crisis and fears of major federal tax reform.

  Orange County, a previously AA rated credit, declared bankruptcy in December 1994. This move shook investor confidence in the safety of general obligation bonds and dampened demand in the market as a whole. During the first months of 1995, investors increased their focus on the various tax reform proposals com-ing out of Washington. Proposals such as the "flat tax" and others could ad-versely impact the market value of municipal bonds. Fears of this impact caused municipal bonds to trade at historically cheap levels before rebounding some-what in July and August.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Tax Exempt Trust--August 31, 1995

                     INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
                        Weiss, Peck, and Greer Advisors

OBJECTIVES

  The Intermediate-Term Municipal Portfolio seeks to preserve capital and pro-vide a high level of income exempt from Federal income tax through a diversi-fied portfolio of high-quality municipal securities.

STRATEGY

  The Intermediate-Term Municipal Portfolio invests primarily in municipal notes and bonds rated A or better. The Portfolio will maintain an average weighted maturity of three to ten years, although typically the average matu-rity will tend towards the shorter end of this maturity range. The Portfolio invests in securities which are viewed as attractively priced due to the inef-ficiencies of the municipal market.

ANALYSIS

  For the fiscal year ended August 31, 1995, the Intermediate-Term Municipal Portfolio, Class A had a total return of 7.53% compared to a total return of 8.11% for the Lehman Brothers 5 Year G.O. Municipal Bond Index. The Portfolio's underperformance relative to the Lehman Brothers 5 Year G.O. Municipal Bond In-dex can mainly be attributed to the Portfolio's exposure to longer and shorter maturity bonds which underperformed intermediate maturities during the year.
  Additionally, the Portfolio is managed to a benchmark -- the Lehman Brothers 3 to 10 Year Bond Index Blend (the "benchmark") -- because its maturity and sector structure closely reflect the objectives of the Portfolio. The Portfolio had a total return of 7.53% for the year ended August 31, 1995 compared to a total return of 8.55% for the benchmark. The Portfolio, which had exposure to maturities under three years and over 10 years, underperformed the benchmark which is exclusively weighted in the 3 to 10 year maturity range. During the fiscal year, yields fell relatively more in the 3 to 10 year maturity range causing these maturities to outperform shorter and longer securities. In the one to two year maturity range, yields fell between 6 and 27 basis points. For maturities exceeding 20 years, yields fell 13 to 22 basis points. However, on securities with maturities between 3 and 10 years, yields fell between 32 and 40 basis points fueling this sector's outperformance. The Portfolio maintains a weighting in shorter securities in order to maintain liquidity.
  In addition, the Portfolio is overweighted to high coupon, premium bonds which are defensive in nature and outperform in rising rate environments. The benchmark has a heavy weighting to discounted bonds whose prices appreciate faster than premium bonds in falling rate environments. During the 1995 fiscal year, yields fell between 6 and 40 basis points across all maturities.


                                     (ART)

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Tax Exempt Trust--August 31, 1995

                        PENNSYLVANIA MUNICIPAL PORTFOLIO

                Morgan Grenfell Capital Management Incorporated

OBJECTIVES

  The Pennsylvania Municipal Portfolio seeks to preserve capital and to provide a high level of current income exempt from both Federal and Pennsylvania state income taxes.

STRATEGY

  While the Portfolio is permitted to purchase investment-grade municipal bonds, a large percentage of the assets are currently in AAA-rated, insured Pennsylvania municipal securities. As principal stability is a primary objec-tive of the Portfolio, the weighted average maturity of the Portfolio is typi-cally in a narrow band of five to seven years. While the Adviser does not at-tempt to forecast interest rates, the maturity of the Portfolio is extended when interest rates are stable or in decline, and is shortened during periods of rising interest rates.

ANALYSIS

  For the twelve months ended August 31, 1995, the Portfolio experienced a 6.81% total return versus a total return of 8.11% for the Lehman 5 Year G.O. Municipal Bond Index. The underperformance of the Portfolio is mainly attribut-able to its large weighting to revenue bonds which lagged over the fiscal year.
  Additionally, the Portfolio is managed to a benchmark--the Lehman M.F. Penn-sylvania Intermediate Index (the "benchmark")--as its maturity and sector structure closely reflect the objectives of the Portfolio. For the twelve months ended August 31, 1995, the Portfolio returned 6.81% versus 8.92% for the Lehman M.F. Pennsylvania Intermediate Index.
  The underperformance by the Portfolio relative to the Lehman M.F. Pennsylva-nia Intermediate Index for the period is attributable to the Portfolio's shorter relative duration during a falling rate environment. Over the fiscal year ended August 31, 1995, the Portfolio experienced about $20 million in net shareholder redemptions. The Portfolio's strategy was to remain shorter than the benchmark and to maintain liquidity as redemptions continued to affect the Portfolio. As of August 31, 1995, the Pennsylvania Municipal Portfolio's dura-tion was 4.61 years versus 5.60 years for the Lehman M.F. Pennsylvania Interme-diate Index.
  On July 3, 1995, Morgan Grenfell Capital Management Incorporated replaced Bessemer Trust Company, N.A. as investment advisor for the Pennsylvania Munici-pal Portfolio. Going forward, Morgan Grenfell will be attempting to add value through security selection. The new advisor specializes in locating and acquir-ing securities which are mispriced due to inefficiencies in the municipal mar-ket. Over the next several months, the advisor will be looking to extend dura-tion to match that of the index.


                                     (ART)

--------------------------------------------------------------------------------

                        KANSAS TAX FREE INCOME PORTFOLIO

                                  INTRUST Bank

OBJECTIVE

  The Kansas Tax Free Income Portfolio seeks to preserve capital while produc-ing current income for the investor that is exempt from both federal and Kansas state income taxes.

STRATEGY

  The Kansas Tax Free Income Portfolio invests primarily in municipal obliga-tions exempt from federal and Kansas state income taxes. Additionally at least 80% of the Portfolio's assets will be invested in assets the income of which is not subject to alternative minimum tax. The Portfolio will maintain an average weighted maturity of seven years to twelve years.

ANALYSIS

  The Kansas Tax Free Income Portfolio's total return for the fiscal year ended August 31, 1995 was 7.23% compared with a total return of 8.94% for the Lehman 7 Year G.O. Index and 8.11% for the Lehman 5 Year G.O. Municipal Bond Index.
  The first six months of 1995 were a fairly static period for the Portfolio with inflows only exceeding outflows by $800,000. Money market positions were kept at a slightly higher level for possible redemptions and due to possible tax legislation impacting municipal bonds. This caused duration to fall from
6.0 years on August 31, 1994 to 5.5 years on August 31, 1995. In May, the Port-folio's investment advisor's interest rate forecast projected a 50 basis point increase in rates before settling into a 25 basis point trading range. As a re-sult, the Portfolio's purchases were restricted to the securities in the three to ten year maturity range. In August, 1995, the Portfolio received inflows slightly over $3 million. Since rates had increased by approximately 50 basis points by the first of August, this new money was used to make purchases in the fifteen to twenty year maturity range in order to lengthen duration.


                                     (ART)

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Tax Exempt Trust--August 31, 1995

              MASSACHUSETTS INTERMEDIATE-TERM MUNICIPAL PORTFOLIO

                      State Street Bank and Trust Company

OBJECTIVE

  The Massachusetts Intermediate-Term Municipal Portfolio seeks to provide a high level of current income exempt from both Federal and Massachusetts state income taxes and to preserve capital.

STRATEGY

  The Massachusetts Intermediate-Term Municipal Portfolio invests primarily in investment grade obligations issued by the Commonwealth of Massachusetts and other governmental issuers. Emphasis is placed on assessing the direction of interest rates and the analysis of spreads between Treasuries and municipal is-sues in order to determine a target maturity range and relative value within the municipal tent to hold to maturity. However, the Portfolio is continuously monitored to take advantage of trading opportunities presented by changing yield curve and sector spread relationships. The Portfolio will maintain an av-erage weighted maturity of three to ten years.

ANALYSIS

  On August 15th, 1995, the Massachusetts Intermediate-Term Municipal Portfolio (the "Portfolio") was closed. For the eleven months ended July 31, 1995, the total return of the Portfolio was 6.05% versus a total return of 7.29% for the Lehman 5 Year G.O. Municipal Bond Index. For the fifteen day period ended Au-gust 15, 1995, the Portfolio returned -.19%. For the month ended August 31, 1995, the Lehman 5 year G.O. Municipal Bond Index returned 1.01%.
  Additionally, the Portfolio is managed to a benchmark--the Lehman M.F. Massa-chusetts Intermediate Index (the "benchmark")--as its maturity and sector structure closely reflect the objectives of the Portfolio. For the eleven months ended July 31, 1995, the Portfolio returned 6.05% versus 7.96% for the
Lehman M.F. Massachusetts Intermediate Index.   The underperformance by the
Portfolio relative to the Lehman M.F. Massachusetts Intermediate Index for the period is attributable to the Portfolio's shorter relative duration during a falling rate environment. The Portfolio was shorter than the benchmark in every month during this period. As of July 31, 1995, the Massachusetts Intermediate-Term Municipal Portfolio's duration was 1.64 years versus 5.75 years for the Lehman M.F. Massachusetts Intermediate Index. The Portfolio's duration was much shorter in July than in previous 10 months (from 9/94 to 6/95 the Portfolio's duration ranged from 4.00 to 4.99 years) because much of the Portfolio was in-vested in short-term liquid securities in anticipation of shareholder redemptions.


                                     (ART)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

TAX FREE PORTFOLIO
-------------------------------------------------------------------------------

                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 103.8%
ALABAMA -- 1.0%
 Birmingham, Baptist Medical Center, Special Care
  Facilities, Baptist Health System, Ser A, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                           $  3,630    $   3,630
                                                                     ---------
ALASKA -- 0.3%
 Alaska State Housing Finance Corporation, Government
  Purpose, Ser A, VRDN, RB 3.550%, 09/07/95 (A) (B)
  (C)                                                       1,200        1,200
                                                                     ---------
ARIZONA -- 2.2%
 Arizona Health Facilities Authority, Pooled Loan
  Program, VRDN, RB,
  FGIC Insured
  3.750%, 09/07/95 (A) (B)                                    800          800
 Chandler Industrial Development Authority, Parsons
  Municipal Series Project, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                              3,900        3,900
 Tucson, Industrial Development Authority, Tucson
  Center Parking Garage, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                              3,700        3,700
                                                                     ---------
                                                                         8,400
                                                                     ---------
ARKANSAS -- 1.7%
 Pine Bluff Industrial Development Authority, Camden
  Wire Project, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                              6,300        6,300
                                                                     ---------
CALIFORNIA -- 3.7%
 California Community College Financial Authority, Ser
  A, TRAN
  4.750%, 07/10/96                                          2,000        2,011
 California State Pollution Control Revenue, San Diego
  Gas & Electric, RB, 4.000%, 09/01/96 (A) (B)              1,000        1,000

--------------------------------------------------------------------------
                                                      Face
                                                  Amount (000) Value (000)
--------------------------------------------------------------------------
 Los Angeles County, Multi-Family Housing, Malibu
  Meadows Project, Ser A, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                      $ 4,000     $  4,001
 Los Angeles Unified School District, TRAN
  4.500%, 07/03/96                                    2,500        2,516
 San Diego Community College, TRAN
  4.500%, 07/06/96                                    3,500        3,513
 Western Placer, Unified School District, TRAN
  4.700%, 09/05/96                                    1,000        1,005
                                                                --------
                                                                  14,046
                                                                --------
COLORADO -- 1.8%
 Colorado Housing Finance Authority, Multi-Family
  Housing, Cambray Park Project, VRDN, RB
  3.700%, 09/07/95 (A) (B)                            2,900        2,900
 Colorado Housing Finance Authority, Multi-Family
  Housing, Grants Plaza Project 1991A, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                        1,200        1,200
 Colorado Housing Finance Authority, Multi-Family
  Housing, Windridge Project, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                        1,000        1,000
 Colorado River Authority, RB, Pre-Refunded @ 102
  9.000%, 01/01/96 (C) (D)                            1,000        1,036
 Jefferson County Industrial Development Revenue,
  Southwest Medpro Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                          600          600
                                                                --------
                                                                   6,736
                                                                --------
FLORIDA -- 8.4%
 Boca Raton Industrial Revenue Authority, Parking
  Garage, Ser 84A, VRDN, RB
  4.075%, 09/07/95 (A) (B) (C)                        3,125        3,125
 Dade County, Aviation Revenue, Ser V, VRDN, RB
  3.650%, 09/07/95 (A) (B)                           10,955       10,955

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

TAX FREE PORTFOLIO--CONTINUED
-------------------------------------------------------------------------------

                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Florida Housing Finance Authority, Sarasota Beneva
  Place, Ser C, VRDN, RB 3.675%, 09/07/95 (A) (B) (C)    $ 2,975     $  2,975
 Florida Housing Finance Authority, VRDN, RB 3.800%,
  09/07/95 (A) (B) (C)                                     2,300        2,300
 Lee Industrial Development Authority, Christ Mission
  Shell Point Village,
  VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                            11,155       11,155
 Pasco County Housing Facility Authority, Multi-Family
  Housing, Carlton Arms/Magnolia Valley, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                             1,000        1,000
                                                                     --------
                                                                       31,510
                                                                     --------
GEORGIA -- 6.7%
 Clayton County, Multi-Family Housing Authority,
  Summercourt Project,
  VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                             1,475        1,475
 Cobb County, Housing Finance Authority, Summeroak
  Project, Ser 1985G,
  VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                             6,675        6,675
 Dekalb County Hospital Authority, Dekalb Medical
  Center, Ser 1994, VRDN, RB 3.750%, 09/07/95 (A) (B)
  (C)                                                      6,160        6,160
 Dekalb County, Development Authority Revenue, Dart
  Container Project, VRDN, RB 4.050%, 09/07/95 (A) (B)
  (C)                                                      1,000        1,000
 Dekalb County, Multi-Family Housing Revenue, Wood
  Terrace Project, VRDN, RB 3.825%, 09/07/95 (A) (B)
  (C)                                                      4,690        4,690
 Newton, Industrial Development Revenue, H.B. Fuller
  Project, Ser 1984, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                             3,100        3,100

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Rockdale County Hospital Authority, VRDN, RB, Revenue
  Anticipation Certificates
  3.750%, 09/07/95 (A) (B) (C)                           $ 2,000     $  2,000
                                                                     --------
                                                                       25,100
                                                                     --------
ILLINOIS -- 9.0%
 Chicago, Multi-Family Housing Authority, Waveland
  Project, Ser E, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                             7,000        7,000
 East Peoria, Multi-Family Housing Revenue, Radnor
  East Project, VRDN, RB 3.950%, 09/07/95 (A) (B)          1,000        1,000
 Illinois State Development Finance Authority,
  Catholic Charities VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                             7,500        7,500
 Illinois State Development Financial Authority, Dart
  Container Project, VRDN, RB 3.675%, 09/07/95 (A) (B)
  (C)                                                      1,300        1,300
 Illinois State Health Facilities Authority, Midwest
  Cambridge Project,
  VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                             3,600        3,600
 Illinois State Health Facilities Authority,
  University of Chicago Revolving Revenue Fund, TECP
  3.900%, 02/08/96 (B)                                     3,900        3,900
 Peoria Economic Development, North Point Shopping
  Center Project, VRDN, RB
  3.950%, 12/01/95 (A) (B) (C)                             2,500        2,500
 Saint Clair Industrial Building Revenue, Winchester
  Apartments Project,
  Ser 94, VRDN, RB
  4.050%, 09/07/95 (A) (B)                                 3,000        3,000
 Skokie, Industrial Development Authority, Fashion
  Square Project, VRDN, RB
  4.200%, 09/07/95 (A) (B) (C)                             2,800        2,800
 Springfield, Community Improvement Revenue, Kent
  Family Project, VRDN, RB 3.700%, 09/07/95 (A) (B)
  (C)                                                      1,250        1,250
                                                                     --------
                                                                       33,850
                                                                     --------


--------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
--------------------------------------------------------------------------------
INDIANA -- 9.7%
 Bartholomew Consolidated Schools, TAW
  5.750%, 12/29/95                                       $ 1,417     $  1,419
 Fort Wayne Community Schools, TAW
  5.500%, 12/29/95                                         7,000        7,006
 Fort Wayne Economic Development Authority, Georgetown
  Place Venture, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             5,500        5,500
 Gary Environmental Improvement, US Steel, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                             9,800        9,802
 Indiana Bond Bank Advance Refunding Project,
  Ser B, BAN
  3.750%, 01/10/96                                         2,086        2,086
 Indiana State Housing Finance Authority, VRDN, RB,
  Callable 03/01/96 @ 100 3.900%, 07/01/96 (A)             3,000        3,000
 Indianapolis, Local Improvement Board, Ser D, Bank
  Notes
  4.250%, 01/11/96 (B)                                     4,875        4,888
 Penn Harris Madison School District, TAW
  5.000%, 12/29/95                                         1,000        1,001
 Westfield, High School Building, Ser A, BAN 4.050%,
  12/01/95                                                 2,000        2,000
                                                                     --------
                                                                       36,702
                                                                     --------
IOWA -- 3.6%
 Iowa Finance Authority, Small Business Revenue,
  Multi-Family Housing, Village Court Project, Ser
  85A, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                             6,645        6,645
 Iowa State Finance Authority, Village Court Project,
  VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                             7,000        7,000
                                                                     --------
                                                                       13,645
                                                                     --------

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
KANSAS -- 1.1%
 Kansas City, Industrial Development Revenue, Moderate
  Income Housing Project, RB,
  4.250%, 06/01/96 (A) (B)                               $ 1,000     $   1,000
 Leawood, BAN
  4.000%, 03/15/96                                         2,500         2,500
 Salina, Central Mall Dillard, Ser 84, VRDN, RB
  4.075%, 09/07/95 (A) (B) (C)                               495           495
                                                                     ---------
                                                                         3,995
                                                                     ---------
KENTUCKY -- 0.8%
 Perry County Health Facilities System, Appalachian
  Regional Hospital,
  VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             3,000         3,000
                                                                     ---------
MARYLAND -- 1.9%
 Baltimore County, Pollution Control Revenue,
  Baltimore Gas & Electric Project, TECP 3.600%,
  10/03/95 (B)                                             2,000         2,000
 Montgomery County, Multi-Family Housing
  Opportunities, Community Housing, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                             5,000         5,000
                                                                     ---------
                                                                         7,000
                                                                     ---------
MASSACHUSETTS -- 1.5%
 Massachusetts Bay Transportation Authority, RB
  4.400%, 01/01/95 (A) (B) (C)                             5,700         5,700
                                                                     ---------
MICHIGAN -- 2.3%
 Grand Rapids, Educational Development Corporation,
  Revenue Amway #2,
  VRDN, RB
  3.650%, 09/07/95 (A) (B)                                 1,060         1,060
 Wayne County, Detroit School District, School Aid
  Notes 4.500%, 05/01/96 (B)                               5,000         5,021
 Wayne County, Downriver System Sewer Disposal
  Project, Ser B, TECP
  4.350%, 09/26/95 (B) (C)                                 2,670         2,670
                                                                     ---------
                                                                         8,751
                                                                     ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

TAX FREE PORTFOLIO--CONTINUED

--------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
--------------------------------------------------------------------------------
MINNESOTA -- 8.4%
 Bloomington Commercial Development, Revenue Park
  Project, VRDN, RB
  3.860%, 09/07/95 (A) (B) (C)                           $  2,975    $  2,975
 Cloquet Pollution Control Revenue, Potlatch Project,
  VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                              3,900       3,900
 Golden Valley Industrial Development Revenue, Graco
  Project, VRDN, RB 3.950%, 09/07/95 (A) (B) (C)              805         805
 Minneapolis, Commercial Development Revenue, Thresher
  Square Partnership II, VRDN, RB
  3.710%, 09/07/95 (A) (B) (C)                              4,335       4,335
 Minneapolis, Ser A, VRDN, RB 3.610%, 09/07/95 (A) (B)
  (C)                                                       2,670       2,670
 Minneapolis, Ser B, VRDN, GO 3.610%, 09/07/95 (A) (B)
  (C)                                                      13,000      13,000
 Saint Paul, Water Revenue,
  Ser 1994-D, VRDN, RB
  3.660%, 09/07/95 (A) (B) (C)                              4,000       4,000
                                                                     --------
                                                                       31,685
                                                                     --------
MISSOURI -- 0.6%
 Howell County Industrial Development Authority,
  Safeway Project, VRDN, RB 3.800%, 02/01/96 (A) (B)
  (C)                                                       1,225       1,225
 Missouri State Environment Improvement and Energy
  Pollution Control, Union Electric Project, RB
  4.000%, 06/01/96 (A) (B) (C)                              1,000       1,000
                                                                     --------
                                                                        2,225
                                                                     --------
NEBRASKA -- 0.8%
 Nebraska Public Power District, Ser B, TECP
  3.950%, 09/08/95                                          3,000       3,000
                                                                     --------
NEW HAMPSHIRE -- 0.7%
 New Hampshire Higher Education & Health Facilities
  Authority, Dartmouth College, Ser 1995, RB, Putable
  06/01/96 @ 100
  4.100%, 06/01/16 (A)                                      2,500       2,500
                                                                     --------

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
NEW MEXICO -- 0.7%
 Albuquerque, Industrial Development Revenue, Plastech
  Project, Ser 94-B, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                           $ 2,305     $  2,305
 Dona Ana County Industrial Development Authority,
  Foamex Products Project, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                               500          500
                                                                     --------
                                                                        2,805
                                                                     --------
NEW YORK -- 2.4%
 Campbell Savona Community School District, BAN
  5.800%, 01/25/96                                         3,500        3,505
 Nassau County, Ser F, BAN 4.500%, 03/15/96                1,500        1,505
 New York State Pollution Control, Energy & Research
  Development Authority, New York State
  Electric & Gas, RB
  4.650%, 03/15/96 (A) (B)                                 2,000        2,000
 Ontario County Industrial Development Authority,
  Seneca Foods Project,
  VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                             2,185        2,185
                                                                     --------
                                                                        9,195
                                                                     --------
NORTH DAKOTA -- 0.6%
 Fargo, Commercial Development Revenue, Cass Oil
  Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             2,200        2,200
                                                                     --------
OHIO -- 2.9%
 Cincinnati & Hamilton County Port Authority, CEI
  Realty Project, VRDN, RB
  4.350%, 09/01/95 (A) (B) (C)                               105          105
 Montgomery County, Economic Development Revenue,
  Wayne Town Center, VRDN, RB
  4.500%, 10/01/95 (A) (B) (C)                             1,065        1,065
 North Olmstead, General Purpose Improvement,
  Ser 1995, BAN
  4.670%, 06/20/96                                         2,500        2,508

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Ohio State, Court Street Center, Ser 1983, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                         $ 1,000     $  1,000
 Summit County, Industrial Development Authority,
  SGS Tool II Project, RB
  4.350%, 11/01/95 (A) (B) (C)                             375          375
 Summit County,
  Ser 1995-A, BAN
  5.000%, 03/07/96                                       5,000        5,009
 Toledo, Industrial Development Revenue, Countymark
  Coop Project, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                             900          900
                                                                   --------
                                                                     10,962
                                                                   --------
OKLAHOMA -- 1.5%
 Oklahoma City Industrial Development Authority,
  Baptist General Convention Refunding, Ser 89, RB
  4.000%, 03/01/96 (A) (B) (C)                           1,940        1,940
 Tulsa County Industrial Development Authority,
  Laureate Psychiatric
  Project, RB
  3.750%, 12/15/95 (B)                                   2,000        2,000
 Tulsa Parking Authority, Refunding First Mortgage
  Williams Project 84, Ser A, VRDN, RB
  4.300%, 11/15/95 (A) (B) (C)                             540          540
 Tulsa, University of Tulsa,
  Ser 1985, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                           1,100        1,100
                                                                   --------
                                                                      5,580
                                                                   --------
OREGON -- 1.7%
 Klamath, Electric Revenue,
  Ser C, VRDN, RB,
  Putable 05/01/96 @ 100
  4.400%, 11/15/96 (A)                                   3,000        3,000
 Port of Portland, Public Grain Elevator, Columbia
  Grain, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                           3,500        3,500
                                                                   --------
                                                                      6,500
                                                                   --------
PENNSYLVANIA -- 8.7%
 Allegheny County, Higher Education Building
  Authority, University of Pittsburgh, Ser 85B,
  VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                           1,700        1,700

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Berks County Industrial Development Authority, Rilsaw
  Industrial Project,
  Elf Aquitaine, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                           $   400     $     400
 Clarion County Industrial Development Authority,
  Specialized Development, Revenue Meritcare, MTC
  Project, Ser A, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             1,000         1,000
 Delaware County Industrial Development Authority,
  British Petroleum Project, Ser 1995, VRDN, RB
  3.250%, 09/01/95 (A) (B)                                   850           850
 Delaware County, Industrial Development Authority,
  Airport Facilities, United Parcel Service, Ser 85,
  VRDN, RB
  3.400%, 09/01/95 (A) (B)                                 1,700         1,700
 Delaware Valley Regional Finance Authority, Local
  Government, VRDN, RB
  3.600%, 09/07/95 (A) (B)                                 2,100         2,100
 Langhorne Hospital Revenue Authority, Franciscan
  Health Systems Project, Ser C, VRDN, RB
  3.400%, 09/01/95 (A) (B) (C)                             2,600         2,600
 Montgomery County Industrial Development Authority,
  Pollution Control Revenue, TECP
  3.900%, 09/07/95 (C)                                     1,000         1,000
 Montgomery County, Higher Education & Health
  Authority, Holy Redeemer Hospital, VRDN, RB
  3.400%, 09/07/95 (A) (B)                                 2,600         2,600
 Montour County Health System Authority, Geisinger
  Authority, Ser 1992B, VRDN, RB
  3.250%, 09/01/95 (A) (B) (C)                               700           700
 Moon Township Industrial Development Revenue,
  Executive Office Project,
  Ser 1991A, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                               800           800

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

TAX FREE PORTFOLIO--CONTINUED

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 North Cumberland County, Industrial Development
  Authority, Atlas Development Project,
  VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                           $   760     $    760
 Pennsylvania Hospital & Higher Education Facility
  Authority, Thomas Jefferson University Project, Ser
  C, RB
  3.900%, 02/26/96 (A) (B) (C)                             2,250        2,250
 Pennsylvania State Infrastructure Investment
  Authority, Penvest Loan Pool Project Ser 1994, VRDN,
  RB
  3.600%, 09/07/95 (A) (B) (C)                             1,550        1,550
 Philadelphia Industrial Development Authority, Multi-
  Family Housing, Harbor View Towers Project, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                               300          300
 Philadelphia School District, Ser 1995, TRAN
  4.500%, 06/28/96                                         7,000        7,030
 Philadelphia, Hospital and Higher Education Facility
  Authority, VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                               560          560
 Philadelphia, Ser A, TRAN
  4.500%, 06/27/96                                         2,000        2,009
 Schuylkill County, Industrial Development Authority,
  Westwood Energy Project, VRDN, RB
  3.600%, 09/01/95 (A) (B) (C)                             2,940        2,940
                                                                     --------
                                                                       32,849
                                                                     --------
RHODE ISLAND -- 0.5%
 Cranston, BAN
  4.700%, 11/15/95                                         2,000        2,002
                                                                     --------
SOUTH CAROLINA -- 2.9%
 Florence County, Industrial Development Revenue,
  La-Z-Boy Chair Project, VRDN, RB
  3.763%, 09/07/95 (A) (B)                                 5,000        5,000

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Greenville Industrial Development Revenue, Edgecomb
  Project, Ser 84, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                         $ 3,100     $  3,100
 York County, Pollution Control Revenue, North
  Carolina Electric Project, VRDN, RB
  4.300%, 09/15/95 (A) (B)                               3,000        3,000
                                                                   --------
                                                                     11,100
                                                                   --------
TENNESSEE -- 1.3%
 Memphis, Ser A, VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                           5,000        5,000
                                                                   --------
TEXAS -- 5.6%
 Bexar County, Health Facilities Development, Air
  Force Village, Ser 85B , VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                           3,985        3,985
 Brazo River, Hoffman-Laroche Project, Ser 85, VRDN,
  RB
  3.800%, 09/07/95 (A) (B)                               1,000        1,000
 Dallas Waterworks and Sewer Systems, RB
  6.000%, 04/01/96 (D)                                   1,135        1,148
 Harris County, Multi-Family Housing, Woodgate
  Project, VRDN, RB
  3.925%, 09/07/95 (A) (B) (C)                           2,300        2,300
 San Antonio, Electric & Gas Revenue, RB
  7.000%, 02/01/96                                         300          304
 Texas State, Ser A, TRAN 4.750%, 08/30/96               9,500        9,561
 Trinity River, Industrial Development Authority,
  Trinity River Project,
  VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                           2,900        2,900
                                                                   --------
                                                                     21,198
                                                                   --------
UTAH -- 2.3%
 Nephi Industrial Development Revenue, Refunding
  Safeway Project, VRDN, RB
  4.500%, 09/01/95 (A) (B) (C)                           1,405        1,405
  3.850%, 03/01/96 (A) (B) (C)                           1,405        1,405

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Salt Lake City, Industrial Development Authority,
  Devereaux Partners Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                           $ 5,000     $   5,000
 West Valley City, Refunding Johnson Matthey Project,
  Ser 144A, VRDN, RB
  3.500%, 09/07/95 (A) (B) (C)                             1,200         1,200
                                                                     ---------
                                                                         9,010
                                                                     ---------
VERMONT -- 1.6%
 Vermont State Student Assistance Loan Bonds,
  Ser 1985, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             6,100         6,100
                                                                     ---------
VIRGINIA -- 1.3%
 Fairfax County, Multi-Family Housing Revenue, Chase
  Commons Project,
  VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                             5,000         5,000
                                                                     ---------
WASHINGTON -- 0.4%
 Washington State Public Power Supply System, Nuclear
  Project Number 3, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                             1,400         1,400
                                                                     ---------
WEST VIRGINIA -- 0.3%
 Keyser Industrial Development Revenue, Keyser
  Project, VRDN, RB 3.700%, 09/07/95 (A) (B) (C)           1,200         1,200
                                                                     ---------
WISCONSIN -- 1.9%
 Lacrosse, Industrial Development Revenue, Lacrosse
  Properties,
  VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             1,950         1,950
 Oshkosh Area High School District, Ser A, TRAN
  4.500%, 09/14/95                                         2,000         2,000
 Random Lake School District, TRAN
  4.530%, 09/29/95                                         1,300         1,300
 Village of Menomonee, Industrial Development Revenue,
  Maysteel Corporation, VRDN, RB 3.675%, 09/07/95 (A)
  (B) (C)                                                  1,900         1,900
                                                                     ---------
                                                                         7,150
                                                                     ---------

---------------------------------------------------------------------------
                                                       Face
                                                   Amount (000) Value (000)
---------------------------------------------------------------------------
WYOMING -- 1.0%
 Evanston, Industrial Development Revenue, Safeway
  Project, RB
  3.950%, 12/01/95 (A) (B) (C)                       $  3,700    $  3,700
                                                                 --------
Total Municipal Bonds
 (Cost $391,925,784)                                              391,926
                                                                 --------
Total Investments -- 103.8%
 (Cost $391,925,784)                                              391,926
                                                                 --------
OTHER ASSETS AND LIABILITIES -- -3.8%
 Other Assets and Liabilities, Net                                (14,502)
                                                                 --------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no par value) based on 377,333,054 outstanding shares of beneficial
  interest                                                        377,188
 Portfolio shares of Class D (unlimited authorization -- no par value) based on 271,607 outstanding shares of beneficial
  interest                                                            272
 Accumulated Net Realized Loss on Investment                          (36)
                                                                 --------
 Total Net Assets: -- 100.0%                                     $377,424
                                                                 ========
 Net Asset Value, Offering Price and Redemption Price Per
  Share -- Class A                                               $   1.00
 Net Asset Value, Offering Price and Redemption Price Per
  Share -- Class D                                               $   1.00
                                                                 ========

BAN   Bond Anticipation Note
FGIC  Financial Guaranty Insurance Corporation
GO    General Obligation
RB    Revenue Bond
Ser   Series
TAW   Tax Anticipation Warrant
TECP  Tax Exempt Commercial Paper
TRAN  Tax & Revenue Anticipation Note
VRDN  Variable Rate Demand Note
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 1995.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the lesser of the maturity date or the put date.
(C) Securities are held in conjunction with a letter of credit from a major commercial bank or financial institution.
(D) Pre-Refunded Security--the maturity date shown is the pre-refunded date.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

CALIFORNIA TAX EXEMPT PORTFOLIO

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%
CALIFORNIA -- 97.9%
 Bay Area Governments, Finance Authority, Non-Profit,
  Lucile Saltier Project, VRDN, RB,
  AMBAC Insured
  3.200%, 09/07/95 (A) (B) (C)                           $  7,950    $   7,950
 California Community College Financial Authority,
  Ser A, TRAN
  4.750%, 07/10/96                                          7,000        7,040
 California Education Facility Authority, Stanford
  University, VRDN, RB
  3.200%, 09/07/95 (A) (B)                                  5,055        5,055
 California State Health Facilities Catholic
  Healthcare West,
  Ser 1995 D, VRDN, RB
  MBIA Insured
  3.400%, 09/07/95 (A) (B)                                  5,000        5,000
 California State Health Facilities Finance Authority,
  Catholic Health Care, Ser B, VRDN, RB,
  MBIA Insured
  3.400%, 09/07/95 (A) (B)                                  2,000        2,000
 California State Health Facilities Finance Authority,
  Catholic Health Care, Ser C, VRDN, RB, MBIA Insured
  3.400%, 09/07/95 (A) (B)                                  1,600        1,600
 California State Health Facilities Finance Authority,
  Sutter Health, Ser B, VRDN, RB
  3.450%, 09/01/95 (A) (B) (C)                              7,300        7,300
 California State Health Facilities Financing
  Authority, Catholic Health Care, Ser A, VRDN, RB,
  MBIA Insured
  3.400%, 09/07/95 (A) (B)                                  3,300        3,300
 California State Health Facilities Financing
  Authority, Kaiser Permanente, Ser A, VRDN, RB
  3.350%, 09/07/95 (A) (B)                                  1,200        1,200
 California State Health Facilities Financing
  Authority, Kaiser Permanente, Ser B, VRDN, RB
  3.350%, 09/07/95 (A) (B)                                  5,100        5,100
 California State Health Facilities Financing
  Authority, Memorial Health Services, VRDN, RB
  3.400%, 09/07/95 (A) (B)                                  2,300        2,300

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 California State Health Facilities Financing
  Authority, Saint Joseph Health System, Ser B, VRDN,
  RB
  3.200%, 09/01/95 (A) (B)                               $ 1,075      $ 1,075
 California State Health Facilities Financing
  Authority, Santa Barbara Cottage,
  Ser B, VRDN, RB
  3.300%, 09/07/95 (A) (B) (C)                             2,900        2,900
 California State Housing Finance Authority Multi-
  Family Housing Revenue, Oakbrook Ridge Apartments,
  Ser 93-A,
  VRDN, RB
  3.550%, 09/07/95 (A) (B)                                 4,830        4,830
 California State Pollution Control Chevron USA
  Project B, RB, Putable 6/15/96 @ 100
  4.250%, 06/15/05 (A)                                     1,360        1,366
 California State Pollution Control Finance Authority
  Revenue, San Diego Gas & Electric, Ser H, RB,
  Putable 8/1/96 @ 100,
  FGIC Insured
  4.250%, 12/01/07 (A)                                     6,300        6,300
 California State Pollution Control Finance Authority,
  San Diego Gas & Electric, RB
  4.000%, 09/01/96 (A) (B)                                 2,750        2,750
 California State Pollution Control Finance Authority,
  Solid Waste Disposal, North County Recycling Center,
  VRDN, RB
  3.350%, 09/06/95 (A) (B) (C)                             4,000        4,000
 California State Pollution Control Financing
  Authority, Chevron USA Project, RB, Putable 05/15/96
  @ 100
  4.500%, 05/15/02 (A)                                     5,500        5,513
 California Statewide Community Development Authority,
  Apartment Development Revenue, Ser 1995 A-4,
  VRDN, RB
  3.450%, 09/07/95 (A) (B)                                 5,000        5,000
 California Statewide Community Development Authority,
  Sutter Health Group, VRDN, RB,
  AMBAC Insured
  3.300%, 09/01/95 (A) (B) (C)                             3,900        3,900

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Contra Costa County, Multi-Family Housing, Delta
  Square Project, Ser A, VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                           $ 2,000      $ 2,000
 Contra Costa County, Multi-Family Housing, VRDN, RB
  4.050%, 09/07/95 (A) (B)                                 3,500        3,500
 Contra Costa County, TRAN
  4.500%, 07/03/96                                         1,000        1,007
 Contra Costa County, Transportation Authority, Sales
  Tax Revenue, Ser A, VRDN, RB
  FGIC Insured
  3.400%, 09/07/95 (A) (B)                                 5,500        5,500
 Corona Redevelopment Agency, Crown Point Project, Ser
  1985, RB, Putable 05/01/96 @ 100
  4.750%, 05/01/15 (A) (C)                                 7,885        7,885
 Corona, Multi-Family Housing, County Hills Apartment
  Project, Ser 1995-B, VRDN, RB
  3.350%, 09/07/95 (A) (B) (C)                             1,655        1,655
 East Bay, Utility District Water System, Revenue
  Refunding Project, RB, Pre-Refunded
  @ 102.50
  6.750%, 03/01/96 (D)                                     3,000        3,107
 Escondido, Community Development Multi-Family
  Housing, Heritage Housing Project, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                             3,350        3,350
 Fairfield, TRAN
  4.500%, 06/27/96                                         1,000        1,004
 Fontana, GAF Tax Exempt Bond Grantor Trust, Ser Ga7,
  VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             6,325        6,325
 Freemont, Multi-Family Housing, Creekside Village
  Apartments Project, Ser D, VRDN, RB
  3.350%, 09/07/95 (A) (B)                                 7,300        7,300
 Hermosa Beach,
  Parking Authority,
  VRDN, COP
  3.400%, 09/07/95 (A) (B)                                 6,400        6,400
 Independent Cities,
  Lease Finance Authority,
  Revenue Pooled Project,
  VRDN, RB
  3.300%, 09/07/95 (A) (B) (C)                             5,605        5,605

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Irwindale, Industrial Development Revenue, Toys R Us
  Project, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                            $  500      $  500
 Kern County, Panama-Buena Vista Union School
  District, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                             6,000       6,000
 Kern County, Public Facilities Project, Ser C, VRDN,
  RB
  3.450%, 03/08/96 (A) (B) (C)                             4,500       4,500
 Kern County, Public Facilities Project, Ser D, VRDN,
  RB
  3.450%, 09/07/95 (A) (B) (C)                             2,600       2,600
 Livermore, Water Reclamation Plant Project, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                               950         950
 Loma Linda, Hospital Revenue, Loma Linda Medical
  Center,
  Ser 85-A, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                             1,300       1,300
 Loma Linda, University Medical Center #979, Ser 1985-
  C,
  VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                             8,880       8,880
 Los Angeles County, Metropolitan Transit Commission,
  Ser A, VRDN, RB, FGIC Insured
  3.200%, 09/07/95 (A) (B) (C)                             1,150       1,150
 Los Angeles County, Metropolitan Transit Commission,
  TECP
  3.850%, 09/29/95 (C)                                     5,000       5,000
 Los Angeles County, Metropolitan Transportation
  Authority, Sales Tax Revenue, Ser 1995-A, RAN
  5.000%, 04/25/96 (C)                                    12,000      12,057
 Los Angeles County, Metropolitian Transportation
  Authority Revenue, Union Station Gateway-A, VRDN, RB
  3.500%, 09/06/95 (A) (B)                                 5,000       5,000
 Los Angeles County, Community Redevelopment Agency
  Willowbrook Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                               800         800
 Los Angeles Housing Authority, Multi-Family Housing
  Revenue, Var Sand Canyon Ranchester Project 1985,
  Ser F, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                             1,800       1,800
 Los Angeles, Community Redevelopment Agency Baldwin
  Hills Public Park, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                               600         600

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

CALIFORNIA TAX EXEMPT PORTFOLIO--CONTINUED

----------------------------------------------------------------------------
                                                        Face
                                                    Amount (000) Value (000)
----------------------------------------------------------------------------
 Los Angeles, Equipment Acquisition Program,
  Ser U, COP, AMBAC Insured
  4.300%, 03/01/96                                    $   375      $   375
 Los Angeles, Multi-Family Housing Malibu Meadows
  Project II, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                          2,700        2,700
 Los Angeles, Unified School District, TRAN
  4.500%, 07/03/96                                     10,000       10,064
 Modesto, High School & City School District, VRDN,
  COP 3.450%, 09/07/95 (A) (B) (C)                      3,000        3,000
 Monterey County, Finance Authority Revenue,
  Reclamation & Distribution Program,
  Ser A-95, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                          5,000        5,000
 Monterey, Regional Waste Management Authority,
  VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                          3,500        3,500
 Oakland Redevelopment Agency, Central District Tax
  Allocation, Ser B, GO, Pre-Refunded
  @ 103, FGIC Insured
  10.100%, 02/01/96 (D)                                   490          517
 Oakland, Revenue Assessment Bay Area Government,
  VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                          2,365        2,365
 Oxnard Redevelopment Agency, Channel Islands
  Business, VRDN, RB
  3.925%, 09/07/95 (A) (B) (C)                          4,685        4,685
 Palm Springs Community Redevelopment Agency,
  Headquarters Hotel-1,
  VRDN, COP
  3.700%, 09/07/95 (A) (B) (C)                          1,070        1,070
 Palm Springs Community Redevelopment Agency,
  Headquarters Hotel-4,
  Ser 7, VRDN, COP
  3.700%, 09/06/95 (A) (B) (C)                          1,000        1,000
 Palm Springs Community Redevelopment Agency,
  Headquarters Hotel-4,
  Ser 4, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                          1,800        1,800
 Pico Rivera, Water Development Leasehold Mortgage,
  RB, Pre-Refunded @ 103
  8.000%, 12/01/95 (D)                                    320          332

-------------------------------------------------------------------------------
                                                           Face
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Pomona Public Finance Authority, Southwest Pomona,
  VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                           $ 2,300      $ 2,300
 Redlands Redevelopment Agency, Parking Lease, VRDN,
  RB
  3.810%, 09/07/95 (A) (B) (C)                             4,735        4,735
 Redlands Redevelopment Agency, Tax Allocation, Ser A,
  VRDN, RB
  3.810%, 09/07/95 (A) (B) (C)                            11,200       11,200
 Riverside County, Industrial Development Advanced
  Business Forms Project,
  VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             2,050        2,050
 Roseville, Joint Union High School District, VRDN,
  COP
  3.450%, 09/07/95 (A) (B) (C)                             3,740        3,740
 San Bernadino County, Industrial Development
  Authority, Sandpiper Investments Project, VRDN, RB
  4.000%, 09/07/95 (A) (B) (C)                             3,500        3,500
 San Bernadino County, Multi-Family Housing Revenue,
  Alta Loma Heritage Project,
  Ser A, VRDN, RB
  3.350%, 09/07/95 (A) (B) (C)                             2,264        2,264
 San Bernadino County, Multi-Family Housing Revenue,
  Gold West Apartments,
  Ser A, VRDN, RB
  3.350%, 09/07/95 (A) (B) (C)                               500          500
 San Bernadino County, Transportation Authority,
  Sales Tax, VRDN, RB
  3.400%, 09/07/95 (A) (B) (C)                             3,400        3,400
 San Bernadino, Industrial Development Revenue,
  Gate City Beverage District, VRDN, RB
  3.750%, 09/07/95 (A)( (B) (C)                              540          540
 San Diego, Industrial Development Authority, San
  Diego Gas & Electric Project, TECP
  3.300%, 09/27/95                                         2,500        2,500
 San Diego, Multi-Family Housing Revenue, La Cima
  Apartments Project, Ser K, VRDN, RB
  3.500%, 09/07/95 (A) (B) (C)                             1,650        1,650
 San Diego, Regional Transportation Commission, Sales
  Tax Revenue, Second Sr-Ser A, RB,
  FGIC Insured
  4.750%, 04/01/96                                         5,000        5,021

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 San Dimas, Multi-Family Housing Revenue, Ser 1988-A,
  VRDN, RB
  3.680%, 09/07/95 (A) (B) (C)                          $ 5,670      $ 5,670
 San Francisco City & County Redevelopment Agency,
  Multi Family Housing Revenue, South Harbor Project,
  VRDN, RB
  3.575%, 09/07/95 (A) (B) (C)                              300          300
 San Francisco City & County Redevelopment Agency,
  Multi-Family Housing Revenue, Bayside Village
  Project,
  Ser A, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                            2,100        2,100
 San Francisco City & County Redevlopment Agency,
  Multi-Family Housing Revenue, Fillmore Center
  Project,
  Ser B-1, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                            6,800        6,800
 San Joaquin County, TRAN
  4.750%, 10/18/95                                        4,500        4,503
 San Luis Obispo County, Board of Education, TRAN
  4.500%, 06/28/96                                       12,035       12,088
 San Marcos Industrial Development Authority, Amistar
  Project, VRDN, RB
  4.000%, 09/07/95 (A) (B) (C)                            4,500        4,500
 Santa Clara County Housing Authority, Benton Place
  Central Apartments Project, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                            1,800        1,800
 Santa Clara, Electric Revenue,
  Ser A, VRDN, RB
  3.300%, 09/07/95 (A) (B) (C)                              930          930
 Simi Valley, Multi-Family Housing, Cochnan Street
  Project 1985, Issue A, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                            5,000        5,000
 Southern California Public Power Authority,
  Transmission Project, Ser 1991, VRDN, RB,
  AMBAC Insured
  3.150%, 09/07/95 (A) (B) (C)                           11,000       11,000
 Turlock Industrial Development Authority, Irrigation
  District,
  Ser A, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                            6,350        6,350
 Union City, Multi Family Housing Revenue, Sierra
  Green Apartments, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            4,000        4,000

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Upland, Community Redevelopment Agency, Northwoods
  Project, Ser B, VRDN, RB
  4.000%, 09/07/95 (A) (B) (C)                          $  2,300    $  2,300
 Vacaville, Multi-Family Housing Revenue, Quail Run
  Apartments, Ser 1988-A, VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                             7,300       7,300
 Visalia Convention Center, VRDN, COP
  3.750%, 09/07/95 (A) (B) (C)                             1,300       1,300
 Vista Community Development, BAN, Putable 11/01/95 @
  100
  4.500%, 10/01/97 (A) (C)                                 4,500       4,500
                                                                    --------
 Total Municipal Bonds
  (Cost $351,503,175)                                                351,503
                                                                    --------
 Total Investments -- 97.9%
  (Cost $351,503,175)                                                351,503
                                                                    --------
OTHER ASSETS AND LIABILITIES -- 2.1%
 Other Asests and Liabilities, Net                                     7,453
                                                                    --------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no par value) based on 30,944,611 outstanding shares of beneficial
  interest                                                            30,945
 Portfolio shares of Class C (unlimited authorization -- no par value) based on 328,011,753 outstanding shares of beneficial
  interest                                                           328,011
                                                                    --------
 Total Net Assets: -- 100.0%                                        $358,956
                                                                    ========
Net Asset Value, Offering Price and Redemption Price Per Share --
  Class A                                                           $   1.00
Net Asset Value, Offering Price and Redemption Price Per Share --
  Class C                                                           $   1.00
                                                                    ========

AMBAC   American Municipal Bond Assurance Company
BAN     Bond Anticipation Notes
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Corporation
GO      General Obligation
MBIA    Municipal Bond Insurance Association
RAN     Revenue Anticipation Note
RB      Revenue Bond
Ser     Series
TRAN    Tax & Revenue Anticipation Note
TECP    Tax Exempt Commercial Paper
VRDN    Variable Rate Demand Note
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 1995.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the lesser of the maturity date or the put date.
(C) Securities are held in conjunction with a letter of credit from a major commercial bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

BAINBRIDGE TAX EXEMPT PORTFOLIO

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- 102.3%
ALABAMA -- 2.3%
 Birmingham, Baptist Medical Center, Special Care
  Facility, Living Community Project,
  Ser A, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                           $3,500     $  3,500
                                                                    --------
ALASKA -- 1.3%
 Alaska, Housing Finance Corporation, Government
  Purpose Bonds, VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                            2,000        2,000
                                                                    --------
ARIZONA -- 0.8%
 Tucson, Multi-Family Housing Revenue, Lincoln Garden
  Project, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                            1,130        1,130
                                                                    --------
CALIFORNIA -- 4.5%
 California Community College, TRAN
  4.750%, 07/10/96                                        1,000        1,006
 San Diego Community College, TRAN
  4.500%, 07/06/96                                        1,500        1,506
 San Francisco City & County, Bayside Village
  Project, Ser 1985-B, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                            4,200        4,199
                                                                    --------
                                                                       6,711
                                                                    --------
COLORADO -- 5.0%
 Colorado Housing Finance Authority, Multi-Family
  Housing, Woodstream Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            2,500        2,500
 Colorado Housing Finance Authority, Multi-Family
  Housing, Windridge Project, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                            4,915        4,915
                                                                    --------
                                                                       7,415
                                                                    --------
FLORIDA -- 2.5%
 Florida Housing Finance Authority, Multi-Family
  Housing, River Oaks Apartment Project, Ser T, VRDN,
  RB
  3.550%, 09/07/95 (A) (B) (C)                            1,900        1,900

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Orange County Industrial Development Authority,
  Orlando Drive Partnership Project, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                           $1,800     $  1,800
                                                                    --------
                                                                       3,700
                                                                    --------
GEORGIA -- 5.9%
 Cobb County, Multi-Family Housing, Tobbaron Project,
  Ser 1985, VRDN, RB
  3.770%, 09/07/95 (A) (B) (C)                            3,600        3,600
 De Kalb County, Multi-Family Housing, Wood Terrace
  Project, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                            4,500        4,500
 Evans County Industrial Development Authority,
  Sherman Utilitity Structures, VRDN, RB,
  3.750%, 09/07/95 (A) (B) (C)                              700          700
                                                                    --------
                                                                       8,800
                                                                    --------
ILLINOIS -- 1.0%
 Saint Clair Industrial Development Authority,
  Winchester Apartments Project, Ser 94, VRDN, RB
  4.050%, 09/07/95 (A) (B)                                1,550        1,550
                                                                    --------

INDIANA -- 6.2%
 East Chicago School City, TAW
  5.750%, 12/29/95                                                1,500 1,501
 Fort Wayne, Community Schools, TAW
  5.500%, 12/29/95                                                2,500 2,509
 Indiana Health Faciltites Finance Authority, Lutherwood Project,
  VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                                      900   900
 Indiana State Housing Finance Authority, VRDN, RB
  3.900%, 07/01/96 (A) (B)                                        1,400 1,400
 Michigan City Area School, TAW
  5.750%, 12/29/95                                                1,000 1,001
 Penn-Harris-Madison, School District, TAW
  5.000%, 12/29/95                                                1,000 1,001
 Westfield, High School Building, Ser 1995, BAN
  4.050%, 12/01/95                                                1,000 1,000
                                                                        -----
                                                                        9,312
                                                                        -----

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
IOWA -- 0.7%
 Iowa Higher Education Loan Authority, Private
  College Project, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                           $1,000     $  1,000
                                                                    --------
KANSAS -- 0.7%
 Leawood, BAN
  4.000%, 03/15/96                                        1,000        1,000
                                                                    --------
KENTUCKY -- 1.7%
 Erlanger City, Industrial Development, Stronghold of
  Kentucky Enterprise, VRDN, RB
  4.350%, 11/01/95 (A) (B) (C)                              910          910
 Ohio County, Pollution Control, Big River Electric
  Corporation, VRDN, RB
  4.000%, 09/07/95 (A) (B) (C)                            1,700        1,700
                                                                    --------
                                                                       2,610
                                                                    --------
LOUISIANA -- 1.9%
 New Orleans Industrial Development, Spectrum Control
  Technology Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            2,800        2,800
                                                                    --------
MARYLAND -- 1.7%
 Hyattsville, Industrial Development Revenue, Safeway
  Project, RB
  3.950%, 12/01/95 (A) (B) (C)                            2,590        2,590
                                                                    --------
MASSACHUSETTS -- 0.7%
 Haverhill, VRDN, RB,
  Pre-refunded @ 102
  8.875%, 12/01/95 (A) (D)                                1,000        1,032
                                                                    --------
MICHIGAN -- 4.1%
 Lansing Educational Development Center, Atrium
  Office Building, VRDN, RB
  4.350%, 11/01/95 (A) (B) (C)                              770          770
 McDonald Tax-Exempt Mortgage Trust #1, Michigan, RB
  5.350%, 01/15/96 (A) (B) (C)                              227          227
 Michigan State Job Development Authority, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                            2,600        2,601
 Oakland County, Economic Development Center, Corners
  Shop Center, RB
  4.100%, 02/01/96 (A) (B) (C)                              525          525

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Wayne County Detroit, School District, SAN
  4.500%, 05/01/96                                       $2,000     $  2,008
                                                                    --------
                                                                       6,131
                                                                    --------
MINNESOTA -- 5.5%
 Bloomington, Commercial Development, ATS II Project,
  Ser 1993, VRDN, RB
  4.025%, 09/07/95 (A) (B) (C)                            4,315        4,315
 Minneapolis, Ser B, VRDN, RB
  3.610%, 09/07/95 (A) (B) (C)                            3,000        3,000
 Saint Paul, Housing and Redevelopment Authority,
  Lutheran Social Service Project, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                              870          870
                                                                    --------
                                                                       8,185
                                                                    --------
MISSOURI -- 5.7%
 Kansas City Industrial Development Authority,
  Baptist Health Systems Project, Ser A, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                            5,475        5,475
 Missouri State Environment Input and Energy
  Pollution Control, Union Electric Project, RB
  4.000%, 06/01/96 (A) (B) (C)                            1,000        1,000
 West Plains, Industrial Development Authority, West
  Plains Manor Project, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                            2,000        2,000
                                                                    --------
                                                                       8,475
                                                                    --------
NEBRASKA -- 0.3%
 Oshkosh, Industrial Development Revenue,
  Marshalltown Instruments Project, RB
  4.450%, 12/01/95 (A) (B) (C)                              505          505
                                                                    --------
NEW HAMPSHIRE -- 1.3%
 New Hampshire State Housing Finance Authority,
  Hampshire Estates, Manchester Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            2,000        2,000
                                                                    --------
NEW JERSEY -- 1.2%
 New Jersey State Economic Development Authority,
  Cincinnati Gear Project, RB
  4.400%, 10/01/95 (A) (B) (C)                            1,790        1,790
                                                                    --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

BAINBRIDGE TAX EXEMPT PORTFOLIO--CONTINUED

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
NEW YORK -- 1.2%
 Campbell-Savona, Community School District, BAN
  5.800%, 01/25/96                                      $1,000     $  1,001
 Nassau County, Series F, BAN
  4.500%, 03/15/96                                         750          753
                                                                   --------
                                                                      1,754
                                                                   --------
OHIO -- 6.5%
 Brecksville-Broadview Heights, Ohio City School
  District, BAN
  5.710%, 01/18/96                                       1,000        1,000
 Clark County, Community Hospital Project, Ser B, RB
  4.800%, 10/01/95 (A) (B) (C)                             275          275
  4.800%, 10/01/95 (A) (B) (C)                             235          235
 Clermont County, Economic Development Revenue, John
  Q Hammons Project, RB
  4.800%, 11/01/95 (A) (B) (C)                             195          195
 Cuyahoga County, Health Care Facilities, Visiting
  Nurse Care Association, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                             250          250
 Franklin County, Industrial Development Authority,
  Leveque & Associates Project, RB
  4.200%, 12/01/95 (A) (B) (C)                           1,475        1,475
 Marion County, Pooled Lease Program, Hospital, RB
  4.250%, 11/01/95 (A) (B) (C)                           1,560        1,560
 McDonald Tax-Exempt Mortgage Trust #1, Ohio, RB
  5.350%, 01/15/96 (A) (B) (C)                           1,061        1,061
 Montgomery County, Economic Development Authority,
  ND Motels Project, RB
  4.200%, 12/15/95 (A) (B) (C)                             455          455
 North Olmstead, Various Purpose Improvement Notes
  Ser 1995, BAN
  4.670%, 06/20/96                                       1,000        1,003
 Ohio State, Citizens Federal
  Tax Exempt Mortgage Bond Trust, RB
  5.050%, 09/01/95 (A) (B) (C)                             280          280
 Stark County Industrial Development Authority,
  Belpar Professional Building, RB
  4.700%, 10/01/95 (A) (B) (C)                             280          280

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Summit County Industrial Development Authority,
  Arlington Plaza Project, RB
  4.500%, 09/01/95 (A) (B) (C)                           $1,610     $  1,610
                                                                    --------
                                                                       9,679
                                                                    --------
OKLAHOMA -- 2.4%
 Creek County, Industrial Development Authority,
  Indiana Glass Project, RB
  4.250%, 12/01/95 (A) (B) (C)                            2,175        2,175
 Tulsa County, Industrial Development Authority,
  Laureate Psychiatric Project, RB
  3.750%, 12/15/95 (A) (B)                                1,000        1,000
 Tulsa, Industrial Development Authority, St. John's
  Medical Center Project, VRDN, RB
  3.825%, 09/01/95 (A) (B)                                  365          365
                                                                    --------
                                                                       3,540
                                                                    --------
OREGON -- 3.1%
 Port of Portland, Industrial Development Revenue,
  Stinstzer Steel Project, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                            1,000        1,000
 Port of Portland, Public Grain Elevator Columbia
  Project, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                            1,250        1,250
  3.950%, 09/07/95 (A) (B) (C)                            2,350        2,350
                                                                    --------
                                                                       4,600
                                                                    --------
PENNSYLVANIA -- 8.4%
 Cumberland County Municipal Authority, United
  Methodist Home Project, RB
  3.950%, 07/01/96 (A) (B) (C)                            1,000        1,000
 Delaware County Industrial Development Authority,
  British Petroleum Project, Ser 1995, VRDN, RB
  3.250%, 09/01/95 (A) (B)                                1,000        1,000
 Delaware County, Industrial Development Authority,
  United Parcel Services Project, Series 85, VRDN, RB
  3.400%, 09/01/95 (A) (B)                                1,100        1,100

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Langhorne, Hospital Revenue Authority, Franciscan
  Health Systems Project, Ser C, VRDN, RB
  3.400%, 09/01/95 (A) (B) (C)                           $  900     $    900
 McDonald Tax-Exempt Mortgage Trust #1, Pennsylvania,
  RB
  5.350%, 01/15/96 (A) (B) (C)                              227          227
 Montgomery County Higher Education and Health
  Authority, Holy Redeemer Hospital Project, VRDN, RB
  3.400%, 09/07/95 (A) (B)                                  500          500
 Montgomery County Hospital, Abington Memorial
  Hospital, RB
  8.000%, 06/01/96 (D)                                    1,000        1,057
 Pennsylvania Higher Education Facility Authority,
  Thomas Jefferson University Project, Ser C, RB
  3.900%, 02/26/96 (A) (B) (C)                            1,000        1,000
 Pennsylvania State Higher Educational Facilities
  Authority, Temple University Project, VRDN, RB
  3.250%, 09/01/95 (A) (B) (C)                            1,100        1,100
 Pennsylvania State Infrastruture Investment
  Authority, Penvest Loan Pool Project Ser 1994,
  VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                            1,000        1,000
 Pennsylvania State, Authority For Improvement In
  Municipalities, Hospital Equipment Leasing,
  Allegheny County Hospital Project, RB
  3.500%, 09/07/95 (A) (B)                                1,655        1,655
 Philadelphia School District, TRAN
  4.500%, 06/28/96                                        2,000        2,010
                                                                    --------
                                                                      12,549
                                                                    --------
RHODE ISLAND -- 0.7%
 Cranston, BAN
  4.700%, 11/15/95                                        1,000        1,001
                                                                    --------
SOUTH CAROLINA -- 6.1%
 Charlestown Center Grantor
  Trust #1, South Carolina, RB
  3.850%, 02/01/96 (A) (B) (C)                            2,000        2,000

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Greenville, Industrial Development, Ser 84, Edgecomb
  Project, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                           $3,100     $  3,100
 Rockhill, Utility Systems Project, VRDN, RB
  3.550%, 09/07/95 (A) (B)                                1,000        1,000
 York County, Pollution Control Revenue, North
  Carolina Electric Project, RB
  4.300%, 09/15/95 (A) (B)                                3,000        3,000
                                                                    --------
                                                                       9,100
                                                                    --------
TENNESSEE -- 3.0%
 Franklin County, Health & Education Facilities
  Board, University of The South Project, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                            4,500        4,500
                                                                    --------
TEXAS -- 6.5%
 Harris County Multi-Family Housing Authority,
  Country Scape Development, VRDN, RB
  3.925%, 09/07/95 (A) (B) (C)                            1,800        1,800
 Houston, Health Facilities Development, Memorial
  Northwest Pavillion Project, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                              545          545
 Nacogdoches, South Central, Texas Health Facility,
  VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                            3,300        3,300
 Texas State, TRAN
  4.750%, 08/30/96                                        4,000        4,026
                                                                    --------
                                                                       9,671
                                                                    --------
VIRGINIA -- 1.0%
 Hampton, Redevelopment & Housing Authority, Chase
  Hampton Village Project,
  Ser 1984, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                            1,460        1,460
                                                                    --------
WASHINGTON -- 3.3%
 Seattle Municipal Light & Power, TECP
  4.300%, 10/05/95 (B)                                    1,000        1,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

BAINBRIDGE TAX EXEMPT PORTFOLIO--CONTINUED

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Washington State Housing Finance Commission, Mill
  Plains Crossing Project,
  Series 85, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                           $1,000     $  1,000
 Washington State Housing Finance Commission, Multi-
  Family Housing, Pacific First Federal Savings Bank
  Project, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                            1,475        1,475
 Washington State Housing Finance Community, Pioneer
  Human Services Project
  Ser 1991, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                            1,450        1,450
                                                                    --------
                                                                       4,925
                                                                    --------
WASHINGTON, D.C. -- 0.2%
 District of Columbia, Catholic University Project,
  Ser A, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                              300          300
                                                                    --------
WISCONSIN -- 4.6%
 Lacrosse, Industrial Development, Lacrosse
  Properties, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            3,355        3,355
 Oshkosh School District, TRAN
  4.500%, 09/14/95                                        1,250        1,250
 Racine, Promissory Notes, Series B, GO
  4.900%, 12/20/95                                        2,200        2,200
                                                                    --------
                                                                       6,805
                                                                    --------
WYOMING -- 0.3%
 Cheyenne County, Holiday Inn Project, RB
  4.800%, 10/01/95 (A) (B) (C)                              490          490
                                                                    --------
Total Municipal Bonds
 (Cost $152,609,876)                                                 152,610
                                                                    --------
Total Investments -- 102.3%
 (Cost $152,609,876)                                                 152,610
                                                                    --------
OTHER ASSETS AND LIABILITIES -- -2.3%
 Other Assets and Liabilities, Net                                   ( 3,377)
                                                                    --------
NET ASSETS:
 Portfolio shares of Class A (unlimited
  authorization -- no par value) based on 149,227,433
  outstanding shares of beneficial interest                          149,227

-------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
-------------------------------------------------------------------------------
 Accumulated Net Realized Gain on Investments                       $      4
 Undistributed Net Investment Income                                       2
                                                                    --------
Total Net Assets: -- 100.0%                                         $149,233
                                                                    ========
Net Asset Value, Offering Price and Redemption Price
 Per Share --Class A                                                $   1.00
                                                                    ========

BAN   Bond Anticipation Note
GO    General Obligation
RB    Revenue Bond
SAN   School Aid Note
Ser   Series
TAW   Tax Anticipation Warrant
TECP  Tax Exempt Commercial Paper
TRAN  Tax and Revenue Anticipation Note
VRDN  Variable Rate Demand Note
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 1995.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the lesser of the maturity date or the put date.
(C) Securities are held in conjunction with a letter of credit from a major commercial bank or financial institution.
(D) Pre-Refunded Security--the maturity date shown is the pre-refunded date.

INSTITUTIONAL TAX FREE PORTFOLIO

MUNICIPAL BONDS -- 104.7%
ALABAMA -- 0.9%
 Birmingham Historical Reservation Authority,
  Tutwiler Hotel Project, VRDN, RB
  4.075%, 09/07/95 (A) (B) (C)                          $ 5,820     $  5,820
 Mobile Industrial Development Authority, IB Chemical
  Project, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                            1,350        1,350
                                                                    --------
                                                                       7,170
                                                                    --------
ALASKA -- 2.8%
 Alaska Housing Finance Corporation, Government
  Purpose Bonds, VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                           18,000       18,000
 Alaska Industrial Development & Export Authority,
  Safeway Project, RB
  3.950%, 12/01/95 (A) (B) (C)                            4,760        4,760
                                                                    --------
                                                                      22,760
                                                                    --------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
ARIZONA -- 0.4%
 Chandler Industrial Development, Chandler Technology
  Project, VRDN, RB
  4.075%, 09/07/95 (A) (B) (C)                          $   650     $    650
 Maricopa County Industrial Development Authority,
  McLane Project, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                            1,220        1,220
 Pinal County Industrial Development Authority,
  Evergreen Project, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                              600          600
 Tucson Industrial Development Authority, Tucson
  Center Parking Garage Project, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                            1,000        1,000
                                                                    --------
                                                                       3,470
                                                                    --------
ARKANSAS -- 0.5%
 North Little Rock Electric Company, Murray Lock &
  Dam Hydro Project, RB,
  Pre-refunded @ 102
  7.400%, 07/01/96 (D)                                    1,000        1,044
 Pine Bluff Industrial Development Authority, Camden
  Wire Project, VRDN, RB
  3.800%, 09/06/95 (A) (B) (C)                            2,700        2,700
                                                                    --------
                                                                       3,744
                                                                    --------
CALIFORNIA -- 5.2%
 California Community College Financial Authority,
  Ser 1995-A, TRAN
  4.750%, 07/10/96                                        5,000        5,029
 California PCR, San Diego Gas & Electric Project, RB
  4.000%, 09/01/96 (A) (B)                                3,000        3,000
 Long Beach Housing Authority, Channel Point
  Apartments,
  Ser A, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                            2,500        2,500
 Los Angeles Unified School District, TRAN
  4.500%, 07/03/96                                        4,500        4,529
 Placer Union High School District, TRAN
  4.700%, 09/05/96                                        2,500        2,512

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Redlands Redevelopment Agency, Parking Lease
  Project, VRDN, RB
  3.810%, 09/07/95 (A) (B) (C)                         $ 1,950     $  1,950
 Redlands Redevelopment Project, Ser A, VRDN, RB
  3.810%, 09/07/95 (A) (B) (C)                           8,940        8,939
 Rocklin, Unified School District, TRAN
  4.700%, 09/05/96                                       2,000        2,010
 San Diego Community College, TRAN
  4.500%, 07/06/96                                       7,000        7,027
 San Francisco City & County Multi-Family Housing
  Authority, Rincon Center Project, Ser B, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                           1,770        1,770
 Santa Clara County Housing Authority, Benton Place
  Central Apartments Project, VRDN, RB
  3.450%, 09/07/95 (A) (B) (C)                           2,200        2,200
                                                                   --------
                                                                     41,466
                                                                   --------
COLORADO -- 3.2%
 Adams County Housing Authority, Hunters Cove
  Project, VRDN, RB
  3.900%, 09/07/95 (A) (B) (C)                           7,500        7,500
 Colorado Housing Finance Authority, Multi-Family
  Housing, Windridge Project, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                           6,800        6,800
 El Paso Multi-Family Housing Authority, Briarglen
  Apartments Project, Ser 1994, VRDN, RB
  4.000%, 09/07/95 (A) (B) (C)                           4,100        4,100
 Englewood Industrial Development Authority, Safeway
  Project, VRDN, RB
  3.950%, 12/01/95 (A) (B) (C)                           3,360        3,360
 Fraser Industrial Development Authority, Safeway
  Project, RB
  3.950%, 12/01/95 (A) (B) (C)                           1,965        1,965
 Idaho Springs Industrial Development Authority,
  Safeway Project, VRDN, RB
  3.950%, 12/01/95 (A) (B) (C)                           2,355        2,355
                                                                   --------
                                                                     26,080
                                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
DELAWARE -- 0.3%
 Delaware Economic Development Authority, Commercial
  Development Authority, Congoleum Project, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                          $ 1,000     $  1,000
 Delaware State Economic Development Authority,
  Winterthur Museum Project, RB
  6.750%, 11/01/95                                        1,075        1,080
                                                                    --------
                                                                       2,080
                                                                    --------
FLORIDA -- 3.7%
 Boca Raton Industrial Development Authority, Parking
  Garage Project,
  Ser 84A, VRDN, RB
  4.075%, 09/07/95 (A) (B) (C)                            7,950        7,950
 Brevard County Housing Finance Authority, Park
  Village & Malobar Lakes Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            1,000        1,000
 Broward County Housing Finance Authority, MFH Harbor
  Town of Jacamanda Project, Ser B, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                            3,000        3,000
 Broward County Multi-Family Housing, Parkview
  Partnership Project, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                            1,100        1,100
 Florida Housing Agency, Multi-Family Housing,
  Lakeside South Project, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                            2,600        2,600
 Florida Housing Finance Authority, Sarasota Beneva
  Place, Ser C, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                            5,225        5,225
 Florida Housing Finance Authority, Webb Road
  Apartment, Ser 1984, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                            1,900        1,900
 Jacksonville Hospital Authority, University Medical
  Center, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                            1,900        1,900

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Jacksonville Industrial Development Authority,
  University of Florida Health Science Center, Ser
  1989, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                          $ 1,000     $  1,000
 Monroe County, TAN
  4.000%, 06/05/96                                        1,750        1,750
 Pasco County Housing Finance Authority, Multi-Family
  Housing, Carlton Arms of Magnolia Valley, Ser 85,
  VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                            2,000        2,000
                                                                    --------
                                                                      29,425
                                                                    --------
GEORGIA -- 6.1%
 Athens Multi-Family Housing, Georgian Apartments,
  VRDN, RB
  3.925%, 09/07/95 (A) (B) (C)                            1,400        1,400
 Clayton County Multi-Family Housing Authority,
  Summercourt Tara Project, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                           10,050       10,051
 Cobb County Multi-Family Housing, Post Valley
  Project, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                            1,000        1,000
 Cobb County Multi-Family Housing, Tibairen
  Associates Project, Ser 1985-D, VRDN, RB
  3.770%, 09/07/95 (A) (B) (C)                            2,000        2,000
 DeKalb County Industrial Development Authority,
  Weyerhaeuser County Project, VRDN, RB
  3.675%, 09/07/95 (A) (B)                                3,500        3,500
 DeKalb County Multi-Family Housing Authority,
  Terrace Club Project, Ser 93-B,
  VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                            4,430        4,430
 DeKalb County Multi-Family Housing, Wood Terrace
  Project, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                            4,015        4,015
 Downtown Athens, Development Authority, Georgian
  Apartments Project, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                            1,000        1,000

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------

 Glynn-Brunswick Memorial Hospital Authority, Camden
  Medical Center Project,
  Ser 1994, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                          $ 8,700     $  8,700
 Gordon Industrial Development Authority, Federal
  Paper Board Project, Ser 1992, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            2,000        2,000
 Jefferson & Twiggs County Pollution Control, Nord
  Kaolin Project, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                            1,310        1,310
 Marietta Housing Authority MFH, Falls At Bells Ferry
  Project, RB
  5.250%, 01/15/96 (A) (B)                                4,500        4,521
 Marietta Housing Finance Authority MFH, Franklin
  Walk Apartments Project, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                            1,600        1,600
 Richmond County Industrial Development Authority,
  Federal Paper Board Project,
  Ser 1992, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            1,000        1,000
 Rome, Ser 1995, TAN
  4.250%, 12/29/95                                        2,500        2,501
                                                                    --------
                                                                      49,028
                                                                    --------
ILLINOIS -- 6.5%
 Chicago International Airport, General Airport
  Project, RB
  3.800%, 01/03/96 (A) (B) (C)                            4,500        4,500
 Chicago Multi-Family Housing Authority, Waveland
  Project, Ser E, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                            3,000        3,000
 Chicago Tender Notes,
  Ser C, TECP
  3.900%, 11/27/95 (B) (C)                               10,000       10,000
 Illinois Industrial Development Authority, Miyano
  Machinery Project, VRDN, RB
  4.200%, 09/07/95 (A) (B) (C)                            4,250        4,250
 Illinois State DFA, Roosevelt University Project,
  VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            9,000        9,000
 Illinois State Health Facilities Authority,
  University of Chicago, RB
  3.900%, 02/08/96 (B)                                    8,000        8,000

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------

 Illinois State Toll Highway, RB, Pre-refunded @ 102
  7.375%, 01/01/96 (D)                                  $ 2,000     $  2,062
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                              579          579
 Paxton Industrial Development Authority, Merck &
  Aircoil, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                              900          900
 Saint Clair Industrial Building Authority,
  Winchester Apartments Project, Ser 94, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                            8,000        8,000
 Village of Streamwood Industrial Development
  Authority, Olde Church Project, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                            1,780        1,780
                                                                    --------
                                                                      52,071
                                                                    --------
INDIANA -- 6.1%
 Bartholomew Consolidated School, TAW
  5.750%, 12/29/95                                        3,000        3,004
 East Chicago School City, Warrants of 1995, TAN
  5.750%, 12/29/95                                        9,000        9,019
 Fort Wayne Community Schools, Warrants of 1995, TAN
  5.500%, 12/29/95                                        8,400        8,432
 Fort Wayne, Industrial Development--Avery
  International, Ser 1983, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                            4,750        4,750
 GAF Tax Exempt Bond Grantor Trust Indiana, Ser A,
  VRDN, RB
  4.150%, 09/07/95 (A) (B) (C)                            2,520        2,520
 Gary Environmental Improvement, United States Steel,
  VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                            3,000        3,000
 Hammond Multi-School Building Authority, BAN
  3.950%, 10/05/95                                        2,500        2,500
 Indiana State Housing Finance Authority, VRDN, RB
  3.900%, 07/01/96 (A) (B)                                4,000        4,000
 Indianapolis Local Public Import,
  Ser A, RB
  5.100%, 01/10/96                                        1,555        1,561

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Michigan City Area School, General Fund, TAW
  5.750%, 12/29/95                                      $ 3,100     $  3,104
 Michigan City Economic Development Authority, Marley
  Project, Ser 1984, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                              100          100
 Michigan City, Indiana Economic Development
  Authority, Marley Project, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                            1,225        1,225
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                               66           66
 Penn-Harris Madison School Warrants, TAW
  5.000%, 12/29/95                                        3,000        3,006
 Westfield High School Building, Ser 1995, BAN
  4.050%, 12/01/95                                        3,000        3,000
                                                                    --------
                                                                      49,287
                                                                    --------
IOWA -- 0.2%
 Iowa Finance Authority, Small Business, Village
  Court Multi-Family Housing, Ser A, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                            1,355        1,355
                                                                    --------
KANSAS -- 1.4%
 Kansas City Industrial Development Authority,
  Moderate Income Housing Project, RB
  4.250%, 06/01/96 (A) (B)                                2,700        2,700
 Leawood, BAN
  4.000%, 03/15/96                                        5,500        5,500
 Topeka Multi-Family Housing, Topeka Retirement
  Center Project, Ser 1985, VRDN, RB
  3.925%, 09/07/95 (A) (B) (C)                            1,470        1,470
 Wichita Pollution Control, CIC Industries Project,
  VRDN, RB
  4.200%, 09/07/95 (A) (B) (C)                            1,590        1,590
                                                                    --------
                                                                      11,260
                                                                    --------

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
KENTUCKY -- 5.1%
 Covington Industrial Building Authority, Atkins &
  Pearce Project, Ser 1995, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                          $ 2,465     $  2,465
 Lexington-Fayette Urban County, Government
  Residential Facilities, Richmond Place Project, RB
  4.500%, 04/01/96                                        1,665        1,665
 Newport City MFH Mortgage, Hannaford Project, RB
  4.300%, 12/01/95 (A) (B)                                1,815        1,815
 Ohio County Pollution Control, VRDN, RB
  4.000%, 09/07/95 (A) (B) (C)                           25,000       25,000
  4.000%, 09/07/95 (A) (B) (C)                            6,700        6,700
 Pendleton County Self Insurance, Kentucky Center,
  Ser 87, VRDN, RB
  4.000%, 01/01/96 (A) (B) (C)                            1,700        1,700
 Perry County Health Care System Appalachian Regional
  Hospital, VRDN, RB
  3.700%, 09/06/95 (A) (B) (C)                            2,000        2,000
                                                                    --------
                                                                      41,345
                                                                    --------
MAINE -- 0.2%
 Portland Industrial Development Authority, W.W.
  Grainger, Ser 1985, VRDN, RB
  3.750%, 09/06/95 (A) (B) (C)                            1,315        1,315
                                                                    --------
MARYLAND -- 1.9%
 Annapolis Forest Gemini Facilities Project, VRDN, RB
  4.000%, 09/07/95 (A) (B) (C)                            2,500        2,500
 Montgomery County Multi-Family Housing
  Opportunities, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                           13,000       13,000
                                                                    --------
                                                                      15,500
                                                                    --------
MASSACHUSETTS -- 0.6%
 Massachusetts Housing Finance Agency, Single Family
  Housing Project, Ser 35, RB
  4.100%, 12/01/95 (A) (B)                                5,000        5,000
                                                                    --------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
MICHIGAN -- 5.0%
 Birmingham Economic Development Authority, Brown
  Street Project, Ser 1983, VRDN, RB
  4.075%, 09/07/95 (A) (B) (C)                          $ 1,205     $  1,205
 Kalamazoo Education Development Authority, Wyndham
  Project, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                            2,200        2,200
 McDonald Tax-Exempt Mortgage Trust #1, Michigan, RB
  5.350%, 01/15/96 (A) (B) (C)                              546          546
 Michigan State Hospital Finance Authority, Hospital
  Equipment Loan Program, Ser A, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                           10,000       10,000
 Michigan State Hospital Finance Authority, Hospital
  Equipment Loan Project, Ser A, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                            3,300        3,300
 Michigan State Hospital Finance Authority, Hospital
  Equipment Project, Ser A, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                            3,400        3,400
 Michigan Strategic Fund Obligation, Freezer Services
  of Michigan, Ser 1993, VRDN, RB
  4.100%, 09/07/95 (A) (B) (C)                            1,100        1,100
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                              162          162
 Wayne County Downriver System Sewer Disposal
  Project,
  Ser B, TECP
  4.350%, 09/26/95 (C)                                    5,500        5,500
 Wayne County School District, City of Detroit, SAN
  4.500%, 05/01/96                                       13,000       13,054
                                                                    --------
                                                                      40,467
                                                                    --------
MINNESOTA -- 6.9%
 Bloomington Multi-Family Housing, Hampshire
  Apartments Project, Ser A-1991, VRDN, RB
  3.860%, 09/07/95 (A) (B)                               15,000       15,000
 Brooklyn Center Development Project, Brookdale
  Office Park, Ser 1984, VRDN, RB
  3.710%, 09/07/95 (A) (B) (C)                            2,860        2,860

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Golden Valley Industrial Development Authority,
  Graco Project, Ser 1988, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                         $ 1,215     $  1,215
 Minneapolis Ser A, VRDN, RB
  3.610%, 09/07/95 (A) (B) (C)                          21,700       21,700
 Plymouth Industrial Development Authority, Banner
  Engineering Project, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                           1,800        1,800
 Plymouth, Woodland Village Project, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                           1,630        1,630
 Saint Paul Housing And Redevelopment Authority,
  Multi-Family Housing, Kendrick Housing Project,
  VRDN, RB
  5.250%, 09/07/95 (A) (B) (C)                           3,395        3,395
 Saint Paul Port Authority Energy, Park Tax
  Increment,
  First Lien, RB
  3.900%, 02/01/96                                       1,615        1,615
 Saint Paul Water Project,
  Ser 1994-D, VRDN, RB
  3.660%, 09/07/95 (A) (B) (C)                           6,000        6,000
                                                                   --------
                                                                     55,215
                                                                   --------
MISSISSIPPI -- 0.3%
 Desoto County Industrial Development Refunding,
  American Soap Project, VRDN, RB
  4.860%, 09/07/95 (A) (B) (C)                           2,400        2,400
                                                                   --------
MISSOURI -- 2.2%
 Howell County Industrial Development Authority,
  Safeway Project, VRDN, RB
  3.800%, 02/01/96 (A) (B) (C)                           3,000        3,000
 Kansas City Industrial Development Authority,
  Baptist Health System, Ser A, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                           2,025        2,025
 Macon City Industrial Development Authority, Health
  Care Realty Macon Project, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                           1,640        1,640

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Missouri State Economic Improvement & Energy
  Authority PCR, Union Electric Project, VRDN, RB
  4.000%, 06/01/96 (A) (B) (C)                          $ 3,500     $  3,500
 Missouri State Health & Educational Facilities
  Authority SSM, Health Care Project,
  Ser C, VRDN, RB,
  MBIA Insured
  3.500%, 09/07/95 (A) (B)                                6,200        6,200
 Saint Louis County Industrial Development Authority,
  Schnuck Markets Kirkwood Project, VRDN, RB
  4.200%, 09/07/95 (A) (B) (C)                            1,250        1,250
                                                                    --------
                                                                      17,615
                                                                    --------
MONTANA -- 0.4%
 Great Falls Industrial Development Authority,
  Safeway Project, RB
  3.950%, 12/01/95 (A) (B) (C)                            2,315        2,315
 Montana Board of
  Investments, GO
  4.900%, 03/01/96 (A) (B)                                1,000        1,002
                                                                    --------
                                                                       3,317
                                                                    --------
NEBRASKA -- 0.8%
 Nebraska Public Power District Ser B, TECP
  3.950%, 09/08/95                                        6,600        6,600
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                               52           52
                                                                    --------
                                                                       6,652
                                                                    --------
NEVADA -- 0.8%
 Henderson Public Improvement Trust Multi-Family
  Housing, Pueblo Verde I+II Apartment Project, Ser
  1995-B, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                            6,700        6,700
                                                                    --------
NEW HAMPSHIRE -- 0.1%
 New Hampshire Educational & Health Facilities
  Authority, Dartmouth Education Loan, Ser 1995, RB
  4.100%, 06/01/96 (B)                                    1,015        1,015
                                                                    --------

----------------------------------------------------------------------------
                                                        Face
                                                    Amount (000) Value (000)
----------------------------------------------------------------------------
NEW JERSEY -- 0.1%
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                        $   291     $    291
                                                                  --------
NEW MEXICO -- 0.4%
 Albuquerque Metropolitan Redevelopment Authority,
  Springer Square Project, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                          3,000        3,000
                                                                  --------
NEW YORK -- 2.2%
 Campbell-Savona Community School District, BAN
  5.800%, 01/25/96                                      4,500        4,507
 Nassau County, Ser F, BAN
  4.500%, 03/15/96                                      2,750        2,759
 Ontario County Industrial Development Authority,
  Seneca Foods Project,
  Ser 1992, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                          3,000        3,000
 Wayne County Industrial Development Authority,
  Seneca Foods Project,
  Ser 1992, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                          5,060        5,060
 West Islip Unified Free School District, TAN
  4.750%, 06/27/96                                      2,000        2,012
                                                                  --------
                                                                    17,338
                                                                  --------
NORTH CAROLINA -- 0.9%
 Buford Industrial Facility PCR, Texasgulf Project,
  VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                          2,000        2,000
 Granville County Industrial Facility & Pollution
  Control, Lenox Ser 1991, VRDN, RB
  3.650%, 09/07/95 (A) (B)                              5,465        5,465
                                                                  --------
                                                                     7,465
                                                                  --------
NORTH DAKOTA -- 2.5%
 Cass County Fargo Public
  School District #1, GO
  4.500%, 11/27/95                                      7,200        7,201
 Fargo, Kelly Inn Project,
  Ser 1993, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                          1,255        1,255

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Oliver County Pollution Control, Minnesota Power &
  Light Square Butte Project, RB
  4.300%, 09/01/95 (A)                                 $12,000     $ 12,000
                                                                   --------
                                                                     20,456
                                                                   --------
OHIO -- 3.5%
 Brecksville-Broadview Heights City School District,
  BAN
  5.710%, 01/18/96                                       2,500        2,501
 Marion County Hospital Authority, Pooled Lease
  Program, Ser 1991, RB
  4.250%, 11/01/95 (A) (B) (C)                           3,560        3,560
 McDonald Tax-Exempt Mortgage Trust, Ohio #1, RB
  5.350%, 01/15/96 (A) (B) (C)                           2,548        2,548
 Montgomery County Education Development Authority,
  ND Motels Project, RB
  4.200%, 12/15/95 (A) (B) (C)                           1,785        1,785
 North Olmstead, Various Purpose Improvement Notes,
  Ser 1995, BAN
  4.670%, 06/20/96                                       6,000        6,019
 Ohio State Higher Education Facility Commission,
  Ashland University Project, Ser 1995, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                           4,030        4,030
 Scioto County Healthcare Facilities Authority,
  Hillview Retirement Project, RB
  4.200%, 12/01/95 (A) (B) (C)                           1,980        1,980
 Stark County Canton Christian Home Project, Ser
  1990, RB
  4.500%, 09/01/95 (A) (B) (C)                           1,410        1,410
 Stark County Health Care Facilities, Canton
  Christian Home Project, RB
  4.450%, 09/15/95 (A) (B) (C)                           1,645        1,645
 Summit County, BAN
  4.250%, 06/05/96                                       2,800        2,805
                                                                   --------
                                                                     28,283
                                                                   --------
OKLAHOMA -- 3.3%
 Oklahoma City Industrial Development Authority,
  Baptist General Convention Project,
  Ser 89, RB
  4.000%, 03/01/96 (B) (C)                               5,000        5,000

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Oklahoma City, Oklahoma University, Ser 1955, VRDN,
  RB
  3.925%, 09/07/95 (A) (B) (C)                         $ 8,500     $  8,500
 Oklahoma Mid-West Tax-Exempt Mortgage Bond Trust,
  VRDN, RB
  3.700%, 09/15/95 (A) (B) (C)                             493          493
 Tulsa County Industrial Development Authority,
  Laureate Psychiatric Healthcare Project, RB
  3.750%, 12/15/95 (A) (B) (C)                           4,365        4,365
 Tulsa Industrial Development Authority, Saint John
  Medical Center Project, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                             995          995
 Tulsa Parking Authority, First Mortgage Williams
  Project,
  Ser 84-A, VRDN, RB
  4.300%, 11/15/95 (A) (B) (C)                           3,000        3,001
 Tulsa Public Facilities Authority, Capital
  Improvement Project, Ser 87-B, VRDN, RB
  3.875%, 11/15/95 (A) (B) (C)                           4,075        4,075
                                                                   --------
                                                                     26,429
                                                                   --------
OREGON -- 0.9%
 Klamath Electric, Falls Hydroelectric, Ser C,
  VRDN, RB
  4.400%, 05/01/96 (A) (B)                               7,000        7,000
                                                                   --------
PENNSYLVANIA -- 7.1%
 Allegheny County Hospital Development Authority,
  Harmarville Rehabilatation Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             900          900
 Beaver County Industrial Development Authority,
  Duquesne Light & Power, TECP
  4.500%, 10/10/95 (C)                                   1,500        1,500
 Cumberland County Municipal Authority, United
  Methodist Home Project, RB
  3.950%, 07/01/96 (A) (B) (C)                           4,235        4,235
 Delaware Valley Regional Finance Authority, Local
  Government, Ser B, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                           1,300        1,300

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Delaware Valley Regional Finance Authority, Local
  Government, Ser C, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                          $ 1,000     $  1,000
 Delaware Valley Regional Government Finance
  Authority, Ser A, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                            1,000        1,000
 Delaware Valley Regional Government Finance
  Authority, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                            5,100        5,100
 Erie County Hospital Authority, Senior Living
  Services Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            1,145        1,145
 McCandless Industrial Development Authority,
  Bradford Foundation Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            1,730        1,730
 McDonald Tax-Exempt Mortgage Trust, Pennsylvania #1,
  RB
  5.350%, 01/15/96 (A) (B) (C)                              546          546
 Montgomery County Higher Education & Health
  Authority, VRDN, RB
  3.400%, 09/06/95 (A) (B) (C)                            2,700        2,700
 Montgomery County Industrial Development, Ikea
  Property Project, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                            3,300        3,300
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                              118          118
 Pennsylvania Higher Education Facility, Thomas
  Jefferson University Project, Ser B, RB
  3.900%, 02/26/96 (A) (B) (C)                            4,000        4,000
 Pennsylvania State Authority For Improvement In
  Municipalities, Hospital Equipment Leasing,
  Allegheny County Hospital Project, VRDN, RB
  3.500%, 09/01/95 (A) (B)                                1,545        1,545
 Pennsylvania State Infrastructure Investment
  Authority, Pennvest Loan Pool Program,
  Ser 1994, RB
  3.600%, 09/07/95 (A) (B) (C)                            2,000        2,000
 Philadelphia Hospital & Higher Education Facility
  Authority, VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                            1,800        1,800

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Philadelphia School District,
  Ser 1995, TRAN
  4.500%, 06/28/96                                     $ 8,000     $  8,036
 Quakertown Hospital Authority, HPS Group Pooled
  Financing Project, VRDN, RB
  3.650%, 09/05/95 (A) (B) (C)                           1,700        1,700
 Sayre Health Care Facility Authority, Pennsylvania
  Capital Financing Project, Ser D, VRDN, RB
  3.500%, 09/07/95 (A) (B) (C)                             400          400
 Sayre Health Care Facility Authority, VHA Capitol
  Finance Project, Ser I, VRDN, RB, AMBAC Insured
  3.500%, 09/07/95 (A) (B) (C)                           2,700        2,700
 Schuylkill County Industrial Development Authority,
  Gilberton Power Project, VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                           6,900        6,900
 Warren County, Warren General Hospital Project, Ser
  1994-B, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             400          400
 York County Industrial Development Authority, New
  Edgecomb Project, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                           3,865        3,865
                                                                   --------
                                                                     57,920
                                                                   --------
RHODE ISLAND -- 0.8%
 Cranston, BAN
  4.700%, 11/15/95                                       4,119        4,124
 Cranston, Sewer Project, RAN
  4.750%, 07/05/96                                       2,000        2,010
                                                                   --------
                                                                      6,134
                                                                   --------
SOUTH CAROLINA -- 3.8%
 Charleston Center Tax Exempt Bond Grantor Trust #5,
  VRDN, RB
  4.550%, 09/01/95 (A) (B) (C)                           3,535        3,535
 Charleston Center Tax-Exempt Bond Grantor Trust #1,
  VRDN, RB
  3.850%, 02/01/96 (A) (B) (C)                           7,263        7,263
 Charleston Center Tax-Exempt Bond Grantor
  Trust #4, VRDN, RB
  4.250%, 12/01/95 (A) (B) (C)                           7,268        7,268

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Charleston Center Tax-Exempt Bond Grantor
  Trust #5, VRDN, RB
  3.950%, 03/01/96 (A) (B) (C)                          $   500     $    500
 Charleston Center Tax-Exempt Bond Guarantor Trust
  #2, VRDN, RB
  4.300%, 11/01/95 (A) (B) (C)                            4,000        4,000
 York County Pollution Control, North Carolina
  Electric
  Project, RB
  4.300%, 09/15/95 (A) (B)                                8,000        7,999
                                                                    --------
                                                                      30,565
                                                                    --------
SOUTH DAKOTA -- 0.2%
 Watertown Industrial Development Authority, Ramkota
  Project, Ser 1993, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                            1,345        1,345
                                                                    --------
TENNESSEE -- 2.8%
 Chattanooga-Hamilton County Hospital Authority,
  Erlanger Medical Center, VRDN, RB
  3.500%, 09/01/95 (A) (B) (C)                            1,500        1,500
 GAF Tax Exempt Bond Grantor Trust, Tennessee, Ser A,
  VRDN, RB
  4.150%, 09/07/95 (A) (B) (C)                            4,480        4,480
 Jackson Education & Hospital Facility, Delta
  Properties
  Project, RB
  4.250%, 10/01/95 (A) (B)                                1,600        1,600
 Memphis Government Improvement, Ser 85-B, VRDN, RB
  3.800%, 09/07/95 (A) (B) (C)                            2,400        2,400
 Memphis, Ser A, VRDN, GO
  3.550%, 09/01/95 (A) (B) (C)                            5,900        5,900
 Nashville & Davidson County, Metro Government
  Industrial Development Building, MFH Nashville
  Apartment Property Project, Ser 2, VRDN, RB
  4.250%, 09/01/95 (A) (B) (C)                            3,000        3,000
 Nashville Metropolitan Government, Industrial
  Development Authority,
  Toys 'R' Us Project, Ser 84, VRDN, RB
  3.950%, 09/07/95 (A) (B) (C)                            1,030        1,030

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Shelby County Health Education Housing, Rhodes
  College, VRDN, RB
  3.900%, 09/07/95 (A) (B) (C)                         $ 2,600     $  2,600
                                                                   --------
                                                                     22,510
                                                                   --------
TEXAS -- 5.9%
 Arlington Industrial Development Authority, Dallas-
  Fort Worth Newspapers Project, Ser 1985, VRDN, RB
  4.050%, 09/07/95 (A) (B) (C)                           3,500        3,500
 Corpus Christi Industrial Development Committee,
  Tex-Air Project, RB
  3.900%, 02/01/96 (A) (B) (C)                           4,915        4,915
 Harris County Multi-Family Housing, Glenhollow
  Project, VRDN, RB
  3.925%, 09/07/95 (A) (B) (C)                           1,900        1,900
 Harris County Multi-Family Housing, Greenhouse
  Project, VRDN, RB
  3.925%, 09/07/95 (A) (B) (C)                           2,400        2,400
 Matagorda County Hospital District, RB
  3.850%, 02/01/96 (A) (C)                               4,900        4,900
 North Carolina National Bank Tax Exempt Trust, Ser
  1990-B, VRDN, RB
  4.375%, 09/07/95 (A) (B) (C)                           6,715        6,715
 San Antonio Electric & Gas Project, Ser A, RB
  6.000%, 02/01/96                                       1,585        1,599
 Texas State, Ser A, TRAN
  4.750%, 08/30/96                                      20,500       20,632
 Trinity River Industrial Development Authority,
  Trinity River Project, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                           1,000        1,000
                                                                   --------
                                                                     47,561
                                                                   --------
UTAH -- 1.7%
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                             136          136
 Salt Lake City Industrial Development Authority,
  Deveraux Partners, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                           2,500        2,500

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Salt Lake City Industrial Development Authority,
  Park View Plaza Project, VRDN, RB
  3.810%, 09/07/95 (A) (B) (C)                          $ 4,450     $  4,450
 Utah County, TRAN
  4.650%, 12/29/95                                        2,500        2,502
 Webu County, Ser B, TAN
  4.500%, 12/28/95                                        1,750        1,753
 West Valley City Johnson Matthey Project, Ser 144-A,
  VRDN, RB
  3.500%, 09/01/95 (A) (B) (C)                            2,350        2,350
                                                                    --------
                                                                      13,691
                                                                    --------
VIRGINIA -- 0.8%
 Hampton Redevelopment & Housing Authority, Chase
  Hampton Village, Ser 1984, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                            1,350        1,350
 Norfolk Industrial Development Authority, Toys "R"
  Us Project, Ser 1984, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                            2,500        2,500
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                               92           92
 Stafford County Industrial Development Authority,
  Safeway Project, VRDN, RB
  3.950%, 12/01/95 (A) (B) (C)                            2,335        2,335
                                                                    --------
                                                                       6,277
                                                                    --------
WASHINGTON -- 1.2%
 Kent Economic Development Authority, Northwest
  Aluminum Products Project, VRDN, RB
  3.900%, 09/07/95 (A) (B) (C)                            1,700        1,700
 Redmond Public Industrial Development Authority,
  Integrated Circuit Project, Ser 1988, VRDN, RB
  4.000%, 09/07/95 (A) (B) (C)                              850          850
 Seattle Industrial Development Authority,
  Northwestern Industries, Ser 1992, VRDN, RB
  4.200%, 12/01/95 (A) (B) (C)                            2,300        2,300

----------------------------------------------------------------------------
                                                        Face
                                                    Amount (000) Value (000)
----------------------------------------------------------------------------
 Seattle Municipal Light &
  Power, RB
  3.850%, 05/01/96 (B)                                $ 1,000     $  1,000
 Seattle Municipal Light & Power, Ser 1990, TECP
  4.300%, 10/05/95                                      3,750        3,750
                                                                  --------
                                                                     9,600
                                                                  --------
WEST VIRGINIA -- 1.9%
 Charleston Building Community Packing Facility,
  Charleston Town Center Project, VRDN, RB
  3.900%, 09/07/95 (A) (B) (C)                         11,920       11,920
 Parkersburg Industrial Development Authority, B-H
  Associates Project, VRDN, RB
  3.925%, 09/07/95 (A) (B) (C)                          3,500        3,500
                                                                  --------
                                                                    15,420
                                                                  --------
WISCONSIN -- 2.9%
 Chippewa Falls Area, Unified School District, TRAN
  4.560%, 09/29/95                                      4,750        4,750
 Hartford Industrial Development Authority, IC
  Products Project, VRDN, RB
  3.850%, 09/07/95 (A) (B) (C)                          5,000        5,000
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                            141          141
 Oshkosh Area High School District, Ser A, TRAN
  4.500%, 09/14/95                                      4,000        4,000
 Stevens Point Area School District, Callable
  09/01/95 @ 100, BAN
  5.500%, 09/01/95                                      4,000        4,000
 Village of Menomonee Industrial Development
  Authority, Maysteel Corporation, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                          3,000        3,000
 Village of Prentice Industrial Development
  Authority, Blount Project, Ser 1992, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                          2,363        2,363
                                                                  --------
                                                                    23,254
                                                                  --------

--------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO

--------------------------------------------------------------------------
                                                      Face
                                                  Amount (000) Value (000)
--------------------------------------------------------------------------
WYOMING -- 0.2%
 Cheyenne County Holiday Inn Project, RB
  4.800%, 10/01/95 (A) (B) (C)                      $ 1,310     $  1,310
 Northwest Mutual Life Tax Exempt Mortgage Trust,
  VRDN, RB
  4.500%, 02/15/96 (A) (B) (C)                          103          103
                                                                --------
                                                                   1,413
                                                                --------
Total Municipal Bonds
 (Cost $841,688,834)                                             841,689
                                                                --------
Total Investments -- 104.7%
 (Cost $841,688,834)                                             841,689
                                                                --------
OTHER ASSETS AND LIABILITIES -- -4.7%
Other Assets and Liabilities, Net                                (37,728)
                                                                --------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no
  par value) based on 789,040,395 outstanding shares of
  beneficial interest                                            788,872
 Portfolio shares of Class B (unlimited authorization -- no
  par value) based on 15,082,335 outstanding shares of
  beneficial interest                                             15,082
 Accumulated Net Realized Loss on Investments                         (3)
 Undistibuted Net Investment Income                                   10
                                                                --------
Total Net Assets: -- 100.0%                                     $803,961
                                                                ========
Net Asset Value, Offering Price and Redemption Price Per
 Share -- Class A                                               $   1.00
Net Asset Value, Offering and Redemption Price Per Share --
  Class B                                                       $   1.00
                                                                ========

AMBAC   American Municipal Bond Assurance Company
BAN     Bond Anticipation Note
GO      General Obligation
MBIA    Municipal Bond Insurance Association
MFH     Multi Family Housing
RAN     Revenue Anticipation Note
RB      Revenue Bond
SAN     School Aid Note
Ser     Series
TAN     Tax Anticipation Note
TAW     Tax Anticipation Warrant
TECP    Tax Exempt Commercial Paper
TRAN    Tax & Revenue Anticipation Note
VRDN    Variable Rate Demand Note
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 1995.
(B) Put and Demand Feature -- the date reported on the Statements of Net Assets is the lesser of the maturity date or put date.
(C) Securities are held in conjunction with a letter of credit from a major commercial bank or financial institution.
(D) Pre-ReFunded Security--the maturity date shown is the pre-refunded date.

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
MUNICIPAL BONDS -- 104.6%
PENNSYLVANIA -- 104.6%
 Allegheny County Hospital Development Authority,
  Revenue Childrens Hospital,
  Ser B, VRDN, RB, MBIA Insured
  3.550%, 09/07/95 (A) (B)                              $1,000      $ 1,000
 Allegheny County, University of Pittsburgh,
  Education Buildings, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             570          570
 Beaver County Industrial Development Revenue,
  Dusquesne Light & Power, TECP, Swiss Bank Insured
  4.500%, 10/10/95 (C)                                     500          500
 Berks County Industrial Development Authority, Elf
  Aquitaine Project, VRDN, RB
  3.825%, 09/07/95 (A) (B) (C)                           1,200        1,200
 Bucks County Industrial Development Authority,
  Edgecomb Metals, VRDN, RB
  3.675%, 09/07/95 (A) (B) (C)                             700          700
 Bucks County Water & Sewer Authority, Neshaminy
  Interceptor Sewer Systems Project, Escrowed to
  Maturity, RB
  7.700%, 12/01/95 (D)                                   1,000        1,010
 Butler County Industrial Development Revenue,
  Pennzoil Project, VRDN, RB
  4.250%, 09/07/95 (A) (B) (C)                             600          600
 Delaware County Industrial Development Authority,
  Philadelphia Electric Project, RB, FGIC Insured
  4.150%, 10/20/95                                         400          400
 Delaware County, GO
  6.700%, 12/01/95                                         250          251
 Delaware County, Industrial Development Authority,
  British Petroleum Project, Ser 1995, VRDN, RB
  3.250%, 09/01/95 (A) (B)                               1,200        1,200
 Delaware Valley, Regional Finance Authority, Ser B,
  VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                           1,000        1,000
 Delaware Valley, Regional Finance Authority, Ser D,
  VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                             100          100

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

PENNSYLVANIA TAX FREE PORTFOLIO--CONTINUED

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Lackawanna River Basin, RB
  9.375%, 09/01/95 (D)                                  $  555      $   555
 Lancaster Higher Education Authority, Franklin &
  Marshall Project, Ser 1995, VRDN, RB
  3.900%, 09/07/95 (A) (B)                                 600          600
 Lebanon County Industrial Development Authority,
  Environmental Improvement, Aluminum Company of
  America, Ser 1992, VRDN, RB
  3.650%, 09/07/95 (A) (B)                               1,000        1,000
 Lebanon County Industrial Development Authority,
  Pollution Control, Aluminum Company of America
  Project, Ser 1992, VRDN, RB
  3.650%, 09/07/95 (A) (B)                               1,020        1,020
 Lehigh County Water Authority, VRDN, RB
  3.400%, 09/07/95 (A) (B) (C)                             885          885
 Montgomery County Higher Education & Health
  Authority, United Hospitals Project,
  Ser B, Pre-Refunded
  @ 102, RB
  9.750%, 11/01/95 (D)                                     300          309
 Montgomery County Higher Education & Health
  Authority, VRDN, RB
  3.400%, 09/07/95 (A) (B) (C)                           1,100        1,100
 Montgomery County Hospital Revenue, Abington
  Memorial Hospital, Prerefunded
  @ 103, RB
  8.000%, 06/01/96 (D)                                     600          634
 Montgomery County Industrial Development Authority,
  Ikea Property Project, VRDN, RB
  3.700%, 09/07/95 (A) (B)                                 500          500
 Montour County Geisinger Health System Authority,
  Ser 1992 B, VRDN, RB
  3.250%, 09/01/95 (A) (B) (C)                             900          900
 North Umberland County Atlas Development Authority,
  VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                             100          100

------------------------------------------------------------------------------
                                                          Face
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Pennsylvania Higher Education Facility Authority,
  Thomas Jefferson University Project, Ser C, RB
  3.900%, 02/26/96 (B) (C)                               $  500      $   500
 Pennsylvania State Improvement Authority, Allegheney
  County Hospital Project, VRDN, RB
  3.500%, 09/01/95 (A) (B)                                  600          600
 Pennsylvania State Infrastructure Investment
  Authority, Penvest Loan Pool Program,
  Ser 1994, VRDN, RB
  3.600%, 09/07/95 (A) (B) (C)                            1,100        1,100
 Pennsylvania State University, University Project,
  Ser 1994-A, RB
  5.500%, 12/21/95                                          700          701
 Philadelphia Industrial Development Authority,
  Multi-Family Housing Revenue Bond For Harbor View
  Towers Project, VRDN, RB
  3.750%, 09/07/95 (A) (B) (C)                            1,015        1,015
 Philadelphia Industrial Development Authority,
  Philadelphia Airport Hotel, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                              500          500
 Philadelphia School District, Ser 1995, TRAN
  4.500%, 06/28/96                                        1,000        1,004
 Philadelphia,
  Ser A, TRAN
  4.500%, 06/27/96                                        1,000        1,004
 Quakertown Hospital Authority, HPS Group Pooled
  Financing Project, VRDN, RB
  3.650%, 09/07/95 (A) (B) (C)                              500          500
 Sayre County Health Care Facility Authority,
  Pennsylvania Capital Financing Project, Ser D,
  VRDN, RB
  3.500%, 09/07/95 (A) (B)                                1,120        1,120
 Schuylkill County Industrial Development Authority,
  Gilberton Power Project,
  VRDN, RB
  3.550%, 09/07/95 (A) (B) (C)                            1,200        1,200

--------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO

-----------------------------------------------------------------------------
                                                         Face
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Schuylkill County Industrial Development Authority,
  Westwood Energy Project, VRDN, RB
  3.600%, 09/01/95 (A) (B) (C)                          $  300      $   300
 Warren County, Warren General Hospital Project, Ser
  1994 B, VRDN, RB
  3.700%, 09/07/95 (A) (B) (C)                             500          500
 West Perry School Dist,
  Ser A, GO
  6.350%, 04/01/96 (D)                                     150          152
 West View Municipal Authority, RB
  9.500%, 11/15/95 (D)                                     600          614
 Williamsport Area School Dist,
  Ser A, RB, MBIA Insured
  6.900%, 03/01/96 (D)                                     200          203
 Wilson Area School District, GO
  6.700%, 02/15/96 (D)                                     100          101
                                                                    -------
                                                                     27,248
                                                                    -------
Total Municipal Bonds
 (Cost $27,248,421)                                                  27,248
                                                                    -------
Total Investments -- 104.6%
 (Cost $27,248,421)                                                  27,248
                                                                    -------
OTHER ASSETS AND LIABILITIES -- -4.6%
 Other Assets and Liabilities, Net                                   (1,190)
                                                                    -------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no par value) based on 26,059,128 outstanding shares of beneficial
  interest                                                           26,059
 Overdistributed Net Investment Income                                   (1)
                                                                    -------
Total Net Assets: -- 100.0%                                         $26,058
                                                                    =======
Net Asset Value, Offering Price and Redemption Price Per Share --
  Class A                                                           $  1.00
                                                                    =======

FGIC    Financial Guaranty Insurance Corporation
GO      General Obligation
MBIA    Municipal Bond Insurance Association
RB      Revenue Bond
Ser     Series
TECP    Tax Exempt Commercial Paper
TRAN    Tax & Revenue Anticipation Note
VRDN    Variable Rate Demand Note
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 1995.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the lesser of the maturity date or put date.
(C) Securities are held in conjunction with a letter of credit from a major commercial bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

------------------------------------------------------------------------------
                                                          Face       Market
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.8%
ALASKA -- 4.0%
 Anchorage Electric Utility, RB, MBIA Insured
  8.000%, 12/01/06                                       $1,775      $ 2,195
  8.000%, 12/01/07                                        1,310        1,619
                                                                     -------
                                                                       3,814
                                                                     -------
ARIZONA -- 1.2%
 Mohave County School District #1, GO, AMBAC Insured
  9.250%, 07/01/99                                          225          262
 Tempe, GO
  8.000%, 07/01/01                                          735          862
                                                                     -------
                                                                       1,124
                                                                     -------
ARKANSAS -- 0.6%
 Little Rock Capital Improvement, Ser 1995-A,
  Callable 02/01/00 @ 100, GO
  5.950%, 02/01/12                                          570          575
                                                                     -------
CALIFORNIA -- 9.3%
 Anaheim Public Finance Authority, Electric Utility
  Project, Callable 04/01/03 @ 102, RB,
  MBIA Insured
  5.400%, 10/01/08                                        2,000        1,965
 California State, Veterans Affairs, Ser AZ,
  Callable 02/01/96 @ 100, GO
  6.450%, 02/01/01                                        1,300        1,311
 Los Angeles Department of
  Water & Power, RB
  9.000%, 10/15/02                                        2,000        2,475
 Riverside, Electric Revenue, RB, Callable 10/01/01 @
  102
  6.600%, 10/01/05                                        1,000        1,089
 University of California
  Board of Regents, RB
  6.500%, 09/01/02                                        1,995        2,152
                                                                     -------
                                                                       8,992
                                                                     -------
CONNECTICUT -- 0.7%
 Connecticut State Industrial Development Authority,
  Pollution Control, Frito-Lay-Pepsi Project, RB
  6.375%, 07/01/04                                          560          572

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Connecticut State Multi-Family Mortgage, Callable
  04/01/97 @ 100 RB
  4.600%, 04/01/08 (B)                                    $  100      $   100
                                                                      -------
                                                                          672
                                                                      -------
FLORIDA -- 6.3%
 Dade County, Aviation Revenue, Ser V, VRDN, RB
  3.650%, 09/07/95                                           425          425
 Dade County, Guaranteed Entitlement, Zero Coupon
  Bond, RB, MBIA Insured
  0.000%, 02/01/00                                           600          494
 Florida State, Enviromental Preservation, RB,
  AMBAC Insured,
  Callable 07/01/05 @ 101
  5.500%, 07/01/07                                         1,000        1,020
 Hillsborough County Utility Authority, RB, Escrowed
  To Maturity, MBIA Insured
  9.750%, 12/01/03                                         1,425        1,831
 Hillsborough County, Industrial Development
  Authority, Tampa Electric Project, VRDN, RB
  3.450%, 09/07/95                                           100          100
 Jacksonville Electric Revenue Authority, Ser Two 1987
  A-1, RB, Callable 10/01/97 @ 101.50
  7.100%, 10/01/99                                         1,000        1,074
 Volusia County, Master Lease Program, COP, FSA
  Insured, Callable 08/01/01 @ 102
  6.625%, 08/01/06                                         1,000        1,093
                                                                      -------
                                                                        6,037
                                                                      -------
HAWAII -- 0.8%
 Hawaii State, Ser BV, GO
  5.700%, 11/01/99                                           750          786
                                                                      -------
ILLINOIS -- 14.0%
 Cook County, GO, MBIA Insured
  7.250%, 11/01/07                                         2,000        2,350
 Illinois Development Finance Authority, Prog
  Community High School, Zero Coupon Bond, RB, MBIA
  Insured
  0.000%, 12/01/05                                         1,500          878
 Illinois Multi-Family Housing Authority, Section 8,
  RB
  10.625%, 07/01/14 (B)                                       20           20

-----------------------------------------------------------------------------
                                                         Face       Market
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Illinois State, Callable
  08/01/99 @102, GO
  6.375%, 08/01/00                                      $1,000      $ 1,081
 Kane & Dekalb County, School District #301, GO,
  AMBAC Insured
  6.300%, 12/01/04                                       2,640        2,891
 McClean County Law & Justice Center, GO
  7.300%, 11/01/02                                       1,280        1,466
 Metropolitan Pier & Exposition, RB
  5.750%, 06/15/02                                       1,500        1,584
 Schaumburg, Park District,
  Ser B, GO, FGIC Insured
  6.375%, 12/01/03                                       1,025        1,122
 Springfield, Electric Revenue, Callable 03/01/96 @
  102, RB
  7.750%, 03/01/06                                       2,000        2,078
                                                                    -------
                                                                     13,470
                                                                    -------
KENTUCKY -- 3.5%
 Kentucky State Turnpike Authority, Ser A, RB,
  Callable 07/01/96 @ 102
  8.500%, 07/01/04                                       1,055        1,113
 Kentucky State Turnpike Authority, TRAN, AMBAC
  Insured
  5.500%, 07/01/06                                       2,200        2,277
                                                                    -------
                                                                      3,390
                                                                    -------
LOUISIANA -- 1.9%
 Louisiana State, Ser A, GO,
  Callable 08/01/97 @ 102
  7.000%, 08/01/02                                       1,750        1,853
                                                                    -------
MASSACHUSETTS -- 6.2%
 Lowell, Callable
  02/15/01 @ 103, GO,
  FSA Insured
  8.300%, 02/15/05                                       1,855        2,180
 Massachusettes State Housing Finance Agency, Single
  Family, Ser 1, Callable
  12/01/95 @ 102, RB
  9.375%, 06/01/12                                         240          247
 Massachusetts Bay Transportation Authority, General
  Transportation System, Ser A, RB
  7.000%, 03/01/07                                       3,000        3,441

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                          Face       Market
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Massachusetts Municipal Wholesale Electric Company,
  Ser A, RB, Mandatory Redemption @ 100
  8.750%, 07/01/98 (A)                                   $    5      $     6
  8.750%, 01/01/99 (A)                                        5            6
  8.750%, 07/01/99 (A)                                        5            6
  8.750%, 07/01/00 (A)                                        5            6
  8.750%, 01/01/02 (A)                                        5            6
  8.750%, 07/01/02 (A)                                        5            6
  8.750%, 01/01/03 (A)                                        5            6
  8.750%, 07/01/03 (A)                                        5            6
  8.750%, 01/01/04 (A)                                        5            6
  8.750%, 07/01/04 (A)                                       10           12
  8.750%, 07/01/05 (A)                                        5            6
                                                                     -------
                                                                       5,940
                                                                     -------
MICHIGAN -- 3.0%
 Michigan State Housing Development Authority,
  Ser 1983-B,
  Zero Coupon Bond, RB
  0.000%, 02/01/15                                        5,630          774
 Michigan State Public Power,
  Bell River Project, RB
  5.700%, 01/01/03                                        2,000        2,100
                                                                     -------
                                                                       2,874
                                                                     -------
MISSISSIPPI -- 1.7%
 Mississippi State Capital Improvement, Ser A, GO
  5.100%, 08/01/07                                        1,685        1,679
                                                                     -------
NEW JERSEY -- 2.2%
 New Jersey State Housing & Mortgage Finance Agency,
  Section 8, RB
  6.000%, 11/01/02                                        2,000        2,065
                                                                     -------
NEW MEXICO -- 3.4%
 Albuquerque Gross Receipts Tax Refunding, Ser A, RB,
  Callable 07/01/96 @ 102
  7.500%, 07/01/01                                          725          759
 New Mexico State Housing Authority, Single Family
  Mortgage, Callable
  07/01/02 @ 102, RB
  6.850%, 07/01/10                                        1,430        1,483
 Santa Fe, Saint Vincent's Hospital Project, RB, FGIC
  Insured
  7.500%, 07/01/02 (C)                                      855          998
                                                                     -------
                                                                       3,240
                                                                     -------

------------------------------------------------------------------------------
                                                          Face       Market
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
NEW YORK -- 4.0%
 New York State Dormatory Authority, Ser N, Callable
  11/16/95 @100, RB
  6.700%, 07/01/03                                       $  200      $   201
 New York State Medical Care Facility Agency, Ser A,
  RB 6.000%, 02/15/97                                       190          194
 New York State Medical, RB,
  FHA Insured
  5.200%, 08/15/05                                          725          730
 New York State Urban Development Correctional
  Facilities, Ser G, Callable 01/01/00 @ 102, RB
  7.100%, 01/01/03                                        2,500        2,727
                                                                     -------
                                                                       3,852
                                                                     -------
OHIO -- 4.7%
 Franklin County Convention Facility Authority, RB,
  Pre-Refunded @ 102,
  MBIA Insured
  7.000%, 12/01/00 (C)                                    2,000        2,278
 Ohio State Public Facilities Commission Higher
  Education, Ser B, RB, Callable
  06/01/97 @ 102
  7.000%, 06/01/99                                        2,100        2,231
                                                                     -------
                                                                       4,509
                                                                     -------
OKLAHOMA -- 0.7%
 Central Oklahoma Transportation & Parking Authority,
  RB, Escrowed To Maturity
  6.000%, 07/01/03                                          155          166
 Tulsa Industrial Development Authority, St. Johns
  Medical Center, RB,
  Escrowed To Maturity
  6.875%, 01/01/02                                          500          548
                                                                     -------
                                                                         714
                                                                     -------
PENNSYLVANIA -- 3.4%
 Delaware County, Industrial Development Authority,
  United Parcel Services Project, Ser 85, VRDN, RB
  3.400%, 09/07/95                                        1,000        1,000
 Easton Joint School Authority, Sinking Fund, RB,
  Escrowed To Maturity
  5.350%, 04/15/02                                          370          386

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Philadelphia Children's Hospital, RB, Pre-Refunded
  @ 102
  6.500%, 02/15/02 (C)                                    $1,150      $ 1,290
 Westmoreland County Municipal Authority, GO, Escrowed
  To Maturity
  9.125%, 07/01/10                                           500          609
                                                                      -------
                                                                        3,285
                                                                      -------
SOUTH CAROLINA -- 1.4%
 South Carolina Public Service Authority, Electric
  Improvement Revenue, Ser B, RB,
  Callable 07/01/01 @ 102
  6.700%, 07/01/02                                         1,220        1,359
                                                                      -------
SOUTH DAKOTA -- 0.3%
 South Dakota State Student Loan Assistance
  Corporation,
  Ser A, RB
  7.000%, 08/01/98                                           250          259
                                                                      -------
TEXAS -- 11.1%
 Austin Independent School District, RB, Escrowed to
  Maturity
  9.000%, 07/01/99                                           645          750
 Austin Utility Systems, RB, FGIC Insured
  5.800%, 11/15/06                                         1,000        1,053
 Austin Utility Systems, Ser 1992 B, RB, Callable
  11/15/98 @ 102
  7.250%, 11/15/03                                         1,175        1,288
  7.750%, 11/15/08                                           600          666
 Harris County, GO
  10.000%, 10/01/00                                        1,850        2,309
 Humble, GO
  7.625%, 02/01/00 (B)                                     1,000        1,123
 San Antonio, Electric & Gas Revenue, Callable
  02/01/99 @ 101.5 RB
  7.000%, 02/01/00                                         1,500        1,635
 San Antonio, Water Revenue,
  Zero Coupon Bond, RB, Pre-Refunded @ 49.8005
  0.000%, 05/01/00 (C)                                     2,000          805
 Texas Municipal Power Agency, RB, MBIA Insured
  5.500%, 09/01/10                                         1,000          990

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Texas State Housing Finance Authority, Ser 1985-A,
  Callable 01/01/96 @ 102, RB
  8.900%, 09/01/98                                        $   80      $    82
                                                                      -------
                                                                       10,701
                                                                      -------
UTAH -- 1.5%
 Salt Lake City Airport, RB,
  FGIC Insured
  7.400%, 06/01/00                                        $1,320      $ 1,416
                                                                      -------
VIRGINIA -- 1.2%
 Virginia Beach, Ser C, GO,
  Pre-Refunded @ 102
  6.600%, 08/01/01 (C)                                     1,000        1,123
                                                                      -------
WASHINGTON -- 4.4%
 Grant County, Public Utility District #2, RB
  5.625%, 01/01/07                                         2,470        2,529
 King County Library Systems, Callable 12/01/04 @ 100,
  GO
  4.700%, 12/01/05                                         1,000          985
 Washington State, Ser B, GO, Callable 08/01/00 @ 100
  6.750%, 08/01/03                                           700          757
                                                                      -------
                                                                        4,271
                                                                      -------
WASHINGTON, D.C. -- 2.8%
 District of Columbia, Ser A, GO
  5.125%, 06/01/99                                         1,000          968
 District of Columbia, Ser A-3, GO
  4.250%, 06/01/97                                         1,790        1,738
                                                                      -------
                                                                        2,706
                                                                      -------
WISCONSIN -- 5.5%
 Milwaukee, Ser BV, GO, Callable 06/01/99 @ 100
  6.750%, 06/01/00                                         1,155        1,246
 Wisconsin Municipal Insurance Commission, Ser 1987,
  RB,
  AMBAC Insured
  8.700%, 04/01/07                                           200          216
 Wisconsin State Clean Water Authority, Ser 1, RB
  6.875%, 06/01/11                                         1,640        1,847
 Wisconsin State Housing & Economic Development
  Authority, RB
  6.500%, 04/01/11                                           680          680

--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO

------------------------------------------------------------------------
                                                    Face       Market
                                                Amount (000) Value (000)
------------------------------------------------------------------------
 Wisconsin State Housing & Economic Development
  Authority, Ser 1, RB,
  Callable 07/01/02 @ 102,
  FHA Insured
  6.600%, 09/01/07                                 $1,300      $ 1,346
                                                               -------
                                                                 5,335
                                                               -------
Total Municipal Bonds
 (Cost $94,290,280)                                             96,041
                                                               -------
Total Investments -- 99.8%
 (Cost $94,290,280)                                             96,041
                                                               -------
OTHER ASSETS AND LIABILITIES -- 0.2%
 Other Assets and Liabilities, Net                                 182
                                                               -------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no
  par value) based on 9,035,440 outstanding shares of
  beneficial interest                                           95,686
 Portfolio shares of Class D (unlimited authorization -- no
  par value) based on 51,784 outstanding shares of
  beneficial interest                                              574
 Accumulated Net Realized Loss on Investments                   (2,178)
 Net Unrealized Appreciation of Investments                      1,751
 Undistributed Net Investment Income                               390
                                                               -------
Total Net Assets: -- 100.0%                                    $96,223
                                                               =======
Net Asset Value, Offering Price and Redemption Price Per
 Share -- Class A                                              $ 10.59
Net Asset Value, Offering Price and Redemption Price Per
 Share -- Class D                                              $ 10.59
Maximum Offering Price Per Share -- Class D (10.59/96.5%)      $ 10.97
                                                               =======

AMBAC  American Municipal Bond Assurance Company
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Agency
FSA    Financial Security Assurance
GO     General Obligation
MBIA   Municipal Bond Insurance Association
RB     Revenue Bond
Ser    Series
TRAN   Tax & Revenue Anticipation Note
VRDN   Variable Rate Demand Note
(A) Mandatory Redemption -- the date reported on the Statement of Net Assets is the mandatory redemption date.
(B) Security is held in conjunction with a letter of credit from a major commercial bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
GUAM -- 1.2%
 Guam Government Highway, Ser A, GO, CGIC Insured
  5.100%, 05/01/97                                        $  500     $    508
 Guam Power Authority, RB, AMBAC Insured
  5.400%, 10/01/03                                           750          782
                                                                     --------
                                                                        1,290
                                                                     --------
PENNSYLVANIA -- 96.4%
 Allegheny County Airport Revenue, Pittsburgh
  International Airport, Ser A, RB
  5.300%, 01/01/03 (B)                                     1,000        1,021
 Allegheny County Hospital Development Authority,
  Children's Hospital of Pittsburgh, Ser 1991, RB,
  MBIA Insured
  6.600%, 07/01/01                                         1,000        1,083
 Allegheny County Hospital Development Authority,
  Magee Women's Hospital, Callable 10/01/02 @ 102, RB,
  FGIC Insured
  6.000%, 10/01/05                                         1,525        1,624
 Allegheny County Hospital Development Authority,
  Magee Women's Hospital, Ser 1993, RB, FGIC Insured
  5.200%, 10/01/05                                         1,000        1,033
 Allegheny County Hospital Development Authority,
  Mercy Hospital of Pittsburgh, Callable 10/01/96 @
  102, RB, BIGI Insured
  6.875%, 10/01/99                                         1,000        1,043
 Allegheny County Hospital Development Authority,
  St. Margaret Memorial Hospital, Callable
  09/11/04 @ 100, RB,
  Escrowed to Maturity
  6.750%, 07/01/10                                           110          119
 Allegheny County Institutional District, Ser 18, GO,
  MBIA Insured
  7.000%, 04/01/02                                         1,000        1,098

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED

------------------------------------------------------------------------------
                                                          Face       Market
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Allegheny County Sanitary Authority, Ser 1992, RB,
  FGIC Insured
  5.200%, 12/01/00                                       $1,000      $ 1,029
 Allegheny County, Ser C-38,
  GO, AMBAC Insured
  6.200%, 09/01/01                                        1,000        1,079
 Allegheny Hospital Development Authority, Montefiore
  Hospital, Callable 03/10/04 @ 100, RB,
  Escrowed To Maturity
  6.875%, 07/01/09                                          260          283
 Allentown Hospital Authority, Sacred Heart Project,
  Callable 03/21/04 @ 100,
  RB, Escrowed to Maturity
  8.000%, 03/01/09                                           70           81
 Beaver County Hospital Authority, Medical Center
  Project, RB, AMBAC Insured
  6.100%, 07/01/01                                        1,000        1,069
 Beaver County Housing Authority, First Mortgage
  Guaranteed, Section 8, Callable 03/19/97 @ 100, RB,
  MBIA Insured
  7.875%, 07/01/99                                          435          432
 Bensalem Township Water & Sewer Authority, Callable
  07/13/05 @ 100, RB,
  Escrowed to Maturity
  6.750%, 12/01/14                                           75           81
 Berks County Municipal Hospital Authority, Hospital
  Revenue, Reading Hospital & Medical Center Project,
  Ser 1993, RB, MBIA Insured
  5.000%, 10/01/02                                        1,000          999
 Berks County, Ser 1992, GO, FGIC Insured
  5.150%, 11/15/01                                          750          767
 Bucks County Industrial Development Authority,
  Grandview Hospital, Ser 91, RB, Escrowed to
  Maturity, AMBAC Insured
  6.600%, 07/01/01                                          500          554
 Bucks County Redevelopment Authority, Mortgage
  Revenue, Warminster Heights, Section 8, Ser 1992-A,
  RB, FHA Insured
  5.750%, 08/01/97                                          100          101

-----------------------------------------------------------------------------
                                                         Face       Market
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Bucks County Redevelopment Authority, Mortgage
  Revenue, Warminster Heights,
  Section 8-A, Ser 1992-A,
  Callable 02/01/02 @ 100, RB, FHA Insured
  6.250%, 08/01/02                                      $  315      $   324
 Chartiers Valley Industrial Development Authority,
  First Mortgage,
  Colonial Building, Callable 12/01/97 @ 100, RB
  5.625%, 12/01/15                                         960          961
 Cumberland County Industrial Development Authority,
  Crown America Project, RB
  5.770%, 01/01/96 (A) (C)                                 635          639
 Cumberland Valley School District, Ser A, GO
  5.900%, 09/01/98                                         500          507
 Dauphin County General Authority, Penncrest School
  Project, RB, Mandatory
  Tender 06/02/03 @ 100
  6.600%, 06/02/26                                         915          982
 Dauphin County General Authority, Phoenixville
  Hospital, Hapsco Group Incorporated, Ser 1992-A,
  Callable 07/01/02 @ 102, RB, FGIC Insured
  5.900%, 07/01/05                                         845          895
 Dauphin County General Authority, RB, Mandatory
  Tender 06/01/04 @ 100
  6.700%, 06/01/26                                         720          774
 Delaware County Authority, Haverford College, Ser
  1993, RB, MBIA Insured
  3.500%, 11/15/96                                         145          144
 Delaware County Industrial Development Authority,
  Resource Recovery Project, RB
  8.100%, 12/01/13 (A)                                     800          840
 Delaware County, Callable 09/01/96 @ 100, GO
  6.900%, 12/01/96                                         255          264
 Delaware County, GO
  6.900%, 09/01/96 (D)                                     245          252

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Delaware River Port Authority, Callable 04/24/05 @
  100, RB, Escrowed To Maturity
  6.000%, 01/15/10                                        $  200      $   206
  6.500%, 01/15/11                                           305          323
 Erie County Hospital Authority, Hamot Medical Center,
  RB, AMBAC Insured
  6.700%, 02/15/02                                           500          549
 Erie County Hospital Authority, Callable 04/14/05 @
  100, RB, Escrowed to Maturity
  6.750%, 07/01/11                                            70           75
 Erie County, Ser 1991-A, GO, Escrowed to Maturity,
  FGIC Insured
  6.100%, 09/01/00                                         1,000        1,065
 Fort Le Boeuf School District,
  Ser A, GO, MBIA Insured
  5.150%, 01/01/02                                           500          514
 Greene County Industrial Development Authority,
  Pollution Control Revenue, Monogahela Power-Hatfield
  Ferry, Callable
  02/19/99 @ 100, RB
  6.300%, 02/01/02                                         1,000        1,004
 Hampton Township, Callable 07/17/00 @ 100, GO
  6.300%, 06/01/02                                           775          835
 Harrisburg Authority, Lease Revenue, RB, CGIC
  Insured, Pre-Refunded @ 101
  6.250%, 06/01/01 (D)                                     1,000        1,065
 Harrisburg Authority, Water Revenue, Ser 1992, RB,
  FGIC Insured,
  Escrowed To Maturity
  6.500%, 07/15/00                                         1,000        1,094
 Harrisburg Authority, Water Revenue, Ser B-1, RB,
  FGIC Insured
  5.100%, 07/15/02                                         1,000        1,001
 Hopewell Township, Callable 11/01/03 @ 100, RB
  5.800%, 11/01/08                                           815          775
 Lackawanna River Basin Authority, Sewer RB, Escrowed
  To Maturity
  7.000%, 09/01/95                                            20           20
 Lancaster Area Sewer Authority, Ser 1992, RB, MBIA
  Insured
  5.000%, 04/01/98                                           600          611
 Lancaster Sewer Authority, RB
  6.200%, 06/01/97                                           500          514

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Lehigh County General Purpose Authority, Saint Luke's
  Hospital, Bethlehem Project, RB, AMBAC Insured
  5.100%, 11/15/03                                        $1,000      $ 1,005
 Luzerne County, GO,
  FGIC Insured
  6.800%, 09/15/02                                           500          550
 Lycoming County Authority, Pennsylvania College of
  Technology, Ser 1990, RB, AMBAC Insured
  6.750%, 11/01/99                                         1,000        1,089
 Montgomery County Higher Education & Health
  Authority, Abington Memorial Hospital, Ser 1991-A,
  RB,
  AMBAC Insured
  6.200%, 06/01/00                                           800          858
  6.300%, 06/01/01                                         1,000        1,084
 Montgomery County Industrial Development Authority,
  Ecri Project,
  Callable 06/16/05 @ 100, RB
  6.850%, 06/01/13                                         2,165        2,151
 Montgomery County Industrial Development Authority,
  Star Dental Manufacturing, Callable 08/01/96 @ 100,
  RB
  7.000%, 08/01/98                                           150          151
 Montgomery County Redevelopment Authority, Multi-
  Family Housing, Gwynedd-Oxford Project, RB,
  6.125%, 12/01/96 (C)                                     2,000        2,005
 Norristown Area School District, Ser 1991, Bank
  Qualified GO
  6.650%, 09/01/02                                           100          111
 North Allegheny School District, Ser 1990, GO,
  AMBAC Insured
  7.100%, 05/01/00 (D)                                       250          279
 North Hills School District, Ser 1991, GO, MBIA
  Insured
  6.750%, 07/15/03                                         1,000        1,118
 North Penn Water Authority, Ser 1992, RB, FGIC
  Insured
  5.650%, 11/01/04                                         1,000        1,041
 Northampton County Higher Education Authority, Lehigh
  University, Ser 1989, RB, MBIA Insured
  6.750%, 11/15/99                                         1,000        1,091

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Northumberland County Authority, Commonwealth
  Lease Revenue, Ser 1991, RB, MBIA Insured
  6.400%, 10/15/00                                        $1,000      $ 1,078
 Pennsylvania Commonwealth, COP
  6.200%, 06/01/96                                           500          503
 Pennsylvania Commonwealth, Ser 1993-A, COP,
  AMBAC Insured
  5.100%, 07/01/04                                         1,000        1,011
 Pennsylvania Higher Education Assistance Agency,
  Student Loan, Ser 1985-A, RB,
  FGIC Insured
  6.800%, 12/01/00                                         2,675        2,853
 Pennsylvania Higher Education, Drexel University,
  Callable 11/07/01 @ 100, RB,
  MBIA Insured
  7.000%, 05/01/02                                         1,000        1,076
 Pennsylvania Higher Education, Student Loan, Ser A,
  Callable 10/01/01 @ 102, RB
  7.050%, 10/01/16 (B)                                     1,500        1,581
 Pennsylvania Higher Education, Student Loan, Ser C,
  Callable 10/01/01 @ 102, RB
  7.150%, 09/01/21 (B)                                       500          528
 Pennsylvania Higher Educational Facilities Authority,
  College & University Revenue, Carnegie RIDC Regional
  Growth Fund, RB
  8.400%, 11/01/97                                           100          103
 Pennsylvania Higher Educational Facilities Authority,
  College & University Revenue, Drexel University,
  First Ser 1990, RB, MBIA Insured
  7.125%, 05/01/03                                           750          817
 Pennsylvania Higher Educational Facilities Authority,
  College & University Revenue, Hahnemann University
  Project, RB, MBIA Insured
  6.600%, 07/01/96                                           500          511
  6.400%, 07/01/01                                           570          620
  6.600%, 07/01/03                                           535          587

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Pennsylvania Higher Educational Facilities Authority,
  College & University Revenue, Messiah College, Ser
  1990, RB,
  MBIA Insured
  6.700%, 10/01/99                                        $  500      $   501
 Pennsylvania Higher Educational Facilities Authority,
  Dickinson College, Ser 1992, RB
  5.600%, 08/01/98                                           500          518
 Pennsylvania Higher Educational Facilities Authority,
  State System of Higher Education, Ser E, RB, MBIA
  Insured
  6.450%, 06/15/01                                           400          441
 Pennsylvania Higher Educational Facilities Authority,
  Susquehanna University, Ser 1990, RB, AMBAC Insured
  6.500%, 03/01/97                                           500          516
  6.600%, 03/01/98                                           500          526
 Pennsylvania Housing Finance Agency, Callable
  10/01/00 @ 102, RB
  7.800%, 10/01/20                                           100          105
 Pennsylvania Housing Finance Agency, Rental Housing,
  RB
  5.450%, 07/01/06                                         2,000        1,988
 Pennsylvania Housing Finance Agency, Single Family
  Mortgage, Ser 1992-33, RB
  5.700%, 04/01/98                                           330          331
 Pennsylvania Housing Finance Agency, Single Family
  Mortgage, Ser K, RB
  6.000%, 10/01/96                                           200          201
 Pennsylvania Housing Finance Agency, Single Family
  Mortgage, Ser N, RB
  7.500%, 10/01/99                                           200          205
 Pennsylvania Industrial Development Authority,
  Economic Development, Ser 1991-A, RB
  6.400%, 07/01/97                                         1,000        1,035

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Pennsylvania Intergovernmental Cooperation Authority,
  Special Tax Revenue, City of Philadelphia Funding
  Program, Ser 1992, RB,
  FGIC Insured
  6.000%, 06/15/00                                        $1,000      $ 1,065
  5.050%, 06/15/04                                         1,000        1,006
 Pennsylvania State, Philadelphia College of Pharmacy,
  Ser A, MBIA Insured
  6.750%, 09/01/99                                           500          530
 Pennsylvania State University, Second Ser 1992, RB
  4.800%, 08/15/99                                           500          507
 Pennsylvania State University, Ser 1989, RB,
  Pre-Refunded @ 102
  6.750%, 07/01/99 (D)                                     1,000        1,103
 Pennsylvania State, 3rd Series, Callable 11/15/04 @
  101.5, GO
  6.400%, 11/15/06                                         2,000        2,207
 Pennsylvania Turnpike Commission, Pennsylvania
  Turnpike Revenue, Ser H, RB, FGIC Insured
  6.600%, 12/01/99                                         1,000        1,090
 Peters Township School District, Zero Coupon Bond,
  Callable 11/15/02 @ 100, GO
  0.000%, 11/15/07                                           100           44
 Philadelphia Hospital & Higher Education Authority,
  Presbyterian Medical Center, RB, Escrowed To
  Maturity
  6.000%, 12/01/02                                         1,325        1,383
  6.100%, 12/01/03                                           410          430
 Philadelphia Industrial Development Authority,
  Convention Project, PGH Development, Ser 1989,
  Callable 03/11/97 @ 100, RB, AMBAC Insured
  7.000%, 07/01/99                                         1,150        1,226
 Philadelphia Municipal Authority, Justice Lease
  Revenue, Ser 1991-B, RB,
  FGIC Insured
  6.700%, 11/15/01                                         1,000        1,114
 Philadelphia Municipal Authority, Municipal Services
  Building Lease Rental,
  Ser 1990, RB, CGIC Insured
  6.900%, 03/15/99                                         1,000        1,078

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Philadelphia Regional Port Authority, Commonwealth
  Lease Revenue, Ser 1993, RB, MBIA Insured
  4.100%, 09/01/95                                        $  500      $   500
 Philadelphia School District,
  Ser 1991-B, Callable
  03/14/03 @ 100, GO,
  MBIA Insured
  7.000%, 07/01/05                                           250          284
 Philadelphia Water & Sewer Revenue, Ser 15, RB,
  MBIA Insured
  6.850%, 10/01/99                                           500          546
 Philadelphia Water & Waste Water, RB,
  MBIA Insured
  4.600%, 08/01/98                                         1,000        1,010
 Philadelphia, Airport Revenue, Callable 12/01/95 @
  100, RB, MBIA Insured
  5.900%, 06/15/96                                           135          136
 Philadelphia, Airport Revenue, Ser A, RB, AMBAC
  Insured
  5.700%, 06/15/07                                         1,420        1,448
 Philadelphia, Gas Works Revenue, 14th Ser, RB,
  FSA Insured
  6.250%, 07/01/08                                         1,000        1,051
 Philadelphia, Hospital Revenue, Graduate Hospital
  Project, Callable 10/03/04 @ 100, RB, Escrow To
  Maturity
  7.000%, 07/01/10                                           195          214
 Philadelphia, Hospital Revenue, United Hospitals
  Project, RB,
  10.875%, 07/01/05 (D)                                      220          295
 Philadelphia, Ser 1994-B, GO
  5.100%, 11/15/00                                         1,000        1,023
 Pittsburgh Parking Authority, Ser 1992-A, Callable
  12/14/04 @ 100, RB,
  FGIC Insured
  5.750%, 12/01/05                                           500          523
 Pittsburgh School District,
  Ser 1993-A, GO,
  FGIC Insured
  4.850%, 09/01/03                                           500          489
 Pittsburgh Stadium Authority, Lease Revenue, Callable
  02/25/05 @ 100, RB,
  Escrowed To Maturity
  6.500%, 04/01/11                                           320          348

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

PENNSYLVANIA MUNICIPAL PORTFOLIO--CONTINUED

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Pittsburgh Urban Redevelopment Authority, Home
  Improvement Loans, Callable 08/14/03 @ 100, RB, FHA
  Insured
  7.125%, 08/01/04                                        $  835      $   863
 Pittsburgh Water & Sewer Authority, Ser 1993-A, RB,
  FGIC Insured
  4.900%, 09/01/07                                         2,000        1,930
 Pittsburgh, Ser B, GO,
  FGIC Insured
  7.000%, 03/01/01                                           775          818
 Sayre Health Care Facilities Authority, Guthrie
  Health Care, Ser A, RB,
  AMBAC Insured
  6.800%, 03/01/03                                         1,000        1,100
 Scranton Lackawanna Health & Welfare Authority,
  Community Medical Center Project, Ser 1989, RB,
  FGIC Insured
  6.900%, 07/01/98                                           500          534
  7.000%, 07/01/99                                           250          273
 Scranton Lackawanna Health & Welfare Authority, Moses
  Taylor Hospital, Callable 02/12/04 @ 100, RB,
  Escrowed To Maturity
  6.625%, 07/01/09                                           110          119
 Scranton Lackawanna Health & Welfare Authority,
  Callable 03/14/97 @ 100, RB,
  BIGI Insured
  7.250%, 07/01/99                                           835          911
 Seneca Valley School District,
  Ser B, GO, MBIA Insured
  6.250%, 01/01/01                                           500          524
 South Middleton Township Municipal Authority,
  Guaranteed Sewer Revenue, Ser 1992, RB, MBIA Insured
  5.000%, 02/01/98                                           135          137
 South Middleton Township Municipal Authority,
  Guaranteed Water Revenue, Ser 1992, RB, MBIA Insured
  5.000%, 02/01/98                                           155          157
 South Side Area School District, Ser 1991, GO, AMBAC
  Insured
  6.550%, 04/15/98 (D)                                       260          276

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 State Public School Building Authority, Lease
  Revenue, RB, Escrowed to Maturity
  10.375%, 11/01/06 (A)                                   $   10      $    10
 State Public School Building Authority, Reading
  School District Project, Ser B, RB, MBIA Insured
  5.450%, 07/15/98                                         1,000        1,033
  5.600%, 07/15/99                                           500          521
 State Public School Building Authority, Tuscarora
  School District, Refunding Project,
  Ser 1992-B, RB
  5.500%, 10/15/00                                           510          520
 Swarthmore Borough Authority, Swarthmore College,
  Ser 1990, RB
  6.650%, 09/15/99                                           250          272
  6.750%, 09/15/00                                           250          276
 Twin Valley School District,
  Ser 1992-C, GO, FGIC Insured
  5.600%, 10/01/04                                           520          532
 University Area Joint Authority, Sewer Revenue, Ser
  1990, RB, MBIA Insured,
  Pre-Refunded @ 101
  7.000%, 09/01/00 (D)                                       750          839
 Upper Allegheny Joint Sanitary Authority, Sewer
  Revenue, RB, FGIC Insured
  5.700%, 09/01/05                                         1,095        1,126
 Washington County Authority, Municipal Facilities
  Lease Revenue, Pooled Capital,
  Ser C, Subseries C-1A, RB, AMBAC Insured
  7.000%, 12/15/00                                           400          450
 Washington County Hospital Authority, Shadyside
  Hospital Project, Ser 1992, RB,
  AMBAC Insured
  5.875%, 12/15/04                                         1,000        1,058
 Washington School District,
  Ser 1993-A, GO, FGIC Insured
  5.250%, 09/01/02                                         1,000        1,009
  5.700%, 09/01/06                                         1,000        1,016
 Westmoreland County Industrial Development Authority,
  Hospital Revenue, Ser 1992-A, RB, AMBAC Insured
  5.900%, 07/01/05                                           595          625

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Westmoreland County Industrial Development Authority,
  Hospital Revenue, Ser 1999-A, RB, AMBAC Insured
  5.800%, 07/01/04                                        $  565     $    593
 Westmoreland County, Henry Clay Frick Hospital, RB
  7.000%, 12/01/05                                           460          461
 Windber Area Authority, Hospital Revenue, RB,
  FHA Insured
  4.750%, 02/01/00                                           320          322
  5.900%, 02/01/10                                           355          359
 Wyoming Valley Sanitation Authority, Sewer Revenue,
  Ser 1989, RB, BIGI Insured
  6.800%, 11/15/98                                           495          534
 York County Hospital Authority, Ser 1991, RB, AMBAC
  Insured
  6.400%, 07/01/98                                           500          534
                                                                     --------
                                                                      100,279
                                                                     --------
PUERTO RICO -- 0.9%
 Puerto Rico Commonwealth, Public Improvement, GO
  7.125%, 07/01/02                                           905          962
                                                                     --------
Total Municipal Bonds (Cost $98,672,283)                              102,531
                                                                     --------
Total Investments -- 98.5% (Cost $98,672,283)                         102,531
                                                                     --------
OTHER ASSETS AND LIABILITIES -- 1.5%
 Other Assets and Liabilities, Net                                      1,563
                                                                     --------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no par value) based on 9,763,163 outstanding shares of beneficial
  interest                                                            100,413
 Accumulated Net Realized Loss on Investments                            (628)
 Net Unrealized Appreciation of Investments                             3,859
 Undistributed Net Investment Income                                      450
                                                                     --------
Total Net Assets: -- 100.0%                                          $104,094
                                                                     ========
Net Asset Value, Offering Price and Redemption Price Per Share --
  Class A                                                            $  10.66
                                                                     ========

AMBAC  American Municipal Bond Assurance Company
BIGI   Bond Investors Guaranty Insurance Corporation
CGIC   Capital Guaranty Insurance Corporation
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Agency
FSA    Financial Security Assurance

-----------------------------
         Face       Market
     Amount (000) Value (000)
-----------------------------
GO     General Obligation
MBIA   Municipal Bond Insurance Association
RB     Revenue Bond
Ser    Series
(A) Security is held in conjunction with a letter of credit from a major commercial bank or financial institution.
(B) Income on bond may be subject to alternative minimum tax.
(C) Put and Demand Feature -- the date reported on the Statement of Net Assets is the lesser of the maturity date or put date.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

KANSAS TAX FREE INCOME PORTFOLIO

MUNICIPAL BONDS -- 97.9%
GUAM -- 2.1%
 Guam Government Highway Bonds, Ser A, GO, CGIC Insured
  5.100%, 05/01/97                                      $  250 $   254
  5.500%, 05/01/99                                         200     208
  6.300%, 05/01/12                                         100     104
 Guam Government, Ser A, GO
  5.300%, 08/15/96                                         250     253
  4.700%, 11/15/02                                         350     331
 Guam Power Authority, Ser A, RB, AMBAC Insured
  4.600%, 10/01/97                                         250     252
                                                               -------
                                                                 1,402
                                                               -------
KANSAS -- 95.0%
 Anderson County, USD #365 Garnett, Ser 1991, GO,
  AMBAC Insured
  6.400%, 09/01/05                                         250     269
  6.500%, 09/01/06                                         250     270
 Arkansas City, GO
  3.800%, 12/01/99                                         285     270
 Belleville, Electric & Gas,
  Ser A, RB
  5.000%, 12/01/98                                         150     152
  5.500%, 12/01/02                                         175     182
  5.700%, 12/01/04                                         150     158
 Butler County, Bank Qualified GO, CGIC Insured
  4.150%, 10/01/01                                         250     240
  4.300%, 10/01/02                                         250     241
 Chanute, Electric Light, Water &
  Gas, RB, MBIA Insured
  6.900%, 11/01/05                                         600     647

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

KANSAS TAX FREE INCOME PORTFOLIO--CONTINUED

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Cherokee County, USD #499, GO, AMBAC Insured
  5.800%, 10/01/09                                        $  200      $   206
  5.900%, 10/01/10                                           215          221
  5.950%, 10/01/11                                           225          231
 Clay County, Clay Center,
  Ser 1992, Bank Qualified GO
  5.300%, 04/01/00                                           250          258
  5.400%, 04/01/01                                           250          257
 Clay County, Ser 1994-B, GO
  6.200%, 10/01/15                                           250          254
 Coffeyville, COP
  5.875%, 10/01/14                                           250          250
 Coffeyville, Water & Sewer,
  Ser 1993, RB, AMBAC Insured
  4.600%, 10/01/04                                           465          456
  4.700%, 10/01/05                                           490          480
 Cowley County, USD #465 School Improvement Bonds,
  Winfields, Ser 1991, GO
  6.000%, 11/01/97                                           250          259
 Decatur County, Ser 1992,
  Bank Qualified GO
  6.000%, 09/01/01                                           250          264
 Dickinson County, Abilene School District, Ser 1992,
  Bank Qualified GO
  5.400%, 04/01/01                                           265          269
  5.600%, 04/01/03                                           300          302
 Dodge City, Pollution Control Revenue, Excel Project,
  RB
  6.625%, 05/01/05                                           700          760
 Dodge, USD #433, GO,
  CGIC Insured
  5.000%, 03/01/14                                           250          228
 Dodge, USD #443, Ford County, GO, CGIC Insured
  4.700%, 03/01/07                                           180          170
  4.800%, 03/01/08                                           360          339
 Douglas County, USD #497,
  Ser 1993-A, GO
  4.500%, 09/01/02                                           250          242
 Emporia Sewer System,
  Ser 1990, RB, Pre-Refunded
  @ 100.50
  7.100%, 06/01/98 (B)                                       300          324
 Emporia, Ser B, GO
  5.150%, 09/01/00                                           155          160
  5.250%, 09/01/01                                           165          173
  6.000%, 09/01/06                                           175          184
 Finney County, Garden City Project, Ser 1991, GO
  5.700%, 10/01/98                                           500          512

--------------------------------------------------
                              Face       Market
                          Amount (000) Value (000)
--------------------------------------------------
 Finney County, USD #457,
  GO
  5.500%, 10/01/99           $  185      $   192
  5.550%, 10/01/00              250          263
 Ford County, Single
  Family Mortgage
  Revenue, Ser A, RB
  7.900%, 08/01/10              380          400
 Garden City, Ser B, GO,
  MBIA Insured
  4.900%, 11/01/99              250          255
  5.450%, 11/01/04              250          260
 Garden City, Water &
  Sewer, RB
  6.500%, 11/01/00              125          135
  6.750%, 11/01/03              125          135
 Gardner, Electric
  Utility Revenue, Ser
  1992, RB
  7.000%, 11/01/09              500          531
 Gray County, USD #102,
  GO
  6.000%, 09/01/04              100          105
  6.200%, 09/01/06              125          132
  6.800%, 09/01/15              250          261
 Great Bend, Ser B, GO,
  FGIC Insured
  5.900%, 09/01/98              250          255
 Great Bend, Ser B, GO,
  FGIC Insured
  6.300%, 09/01/96 (B)          250          256
 Halstead Hospital
  Revenue, Active Sinking
  Fund, RB
  6.750%, 10/01/06              270          304
 Hays, Internal
  Improvement,
  Ser A, GO
  5.200%, 09/01/01              105          109
  5.300%, 09/01/02              110          113
  5.500%, 09/01/04              120          124
 Hays, Water and Sewer
  Revenue, Ser 1992,
  Bank Qualified RB,
  AMBAC Insured
  5.600%, 09/01/99              100          104
 Hays, Water And Sewer
  Revenue, Ser 1992,
  Bank Qualified RB,
  AMBAC Insured
  5.800%, 09/01/00              100          106
  6.200%, 09/01/03              100          106
  6.400%, 09/01/05              180          190
 Holton, Electrical
  Systems Revenue, Ser
  1992-A, RB
  6.400%, 12/01/06              150          164
  6.500%, 12/01/07              150          165
 Hutchinson, Single
  Family Mortgage
  Revenue,
  Ser 1992, RB
  6.500%, 12/01/09              485          502

--------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                        Face       Market
                                                    Amount (000) Value (000)
----------------------------------------------------------------------------
 Hutchinson, Water & Sewer Revenue, Ser 1993, RB,
  AMBAC Insured
  6.850%, 12/01/05                                     $  150      $   173
  5.000%, 12/01/11                                        225          211
 Jackson County, Holton School Boards USD #336, Ser
  1992, Bank Qualified GO
  6.200%, 10/01/07                                        205          225
  6.300%, 10/01/08                                        125          138
 Jefferson County, USD #340, GO, CGIC Insured
  6.000%, 09/01/06                                        300          318
  6.100%, 09/01/07                                        320          339
  6.200%, 09/01/08                                        330          349
 Johnson County, Blue Valley Recreation Commission,
  Ser 1991, COP
  6.000%, 10/01/97                                        250          256
 Johnson County, Blue Valley,
  Ser 1991-A, GO
  6.500%, 10/01/01 (B)                                    300          331
 Johnson County, GO
  6.800%, 09/01/99                                      1,000        1,094
 Johnson County, Internal Improvement Bonds,
  Ser A, GO
  5.150%, 09/01/00                                        250          258
  5.600%, 09/01/03                                        200          212
 Johnson County, USD #233 Olathe, Ser 1989-B
  7.000%, 03/01/03                                        500          548
 Johnson County, USD #233 Olathe, Ser 1989-B, GO
  7.000%, 09/01/99 (B)                                    500          548
 Johnson County, Water District #001, RB
  4.700%, 12/01/01                                        290          290
  5.125%, 12/01/08                                        250          244
 Johnson County, Water District #001, Ser A, RB
  6.800%, 06/01/99                                        250          270
  6.900%, 12/01/00                                        250          276
  6.100%, 12/01/16                                        250          252
 Junction City, Ser DD, Bank Qualified GO,
  AMBAC Insured
  6.200%, 09/01/06                                        515          534
 Junction City, Ser DD, GO, AMBAC Insured
  7.250%, 11/01/98                                        255          255

-----------------------------------------------------------------------------
                                                         Face       Market
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Junction City, Water Revenue, Ser A, RB
  4.900%, 04/01/01                                      $  205      $   205
  4.900%, 10/01/01                                         210          211
 Kansas City, COP
  6.800%, 01/15/96                                         100          101
 Kansas City, GO
  6.500%, 03/01/96 (A)                                     500          505
  5.500%, 02/15/99 (A)                                     500          521
 Kansas City, Ser B, MBIA Insured, GO
  5.375%, 09/01/10                                         500          494
 Kansas City, Sisters of Charity Health Hospital, RB
  4.850%, 08/01/97                                         250          252
 Kansas State Department of Transportation Highway,
  RB
  5.000%, 03/01/04                                         250          255
 Kansas State Department of Transportation Highway,
  Ser 1992, Pre-Refunded
  @ 102, RB
  6.125%, 03/01/02 (A) (B)                                 500          548
 Kansas State Department of Transportation Highway,
  Ser 1992, RB, Pre-Refunded
  @ 102
  6.500%, 03/01/02 (B)                                     750          838
 Kansas State Development Finance Authority,
  Department of Corrections El Dorado Project L, RB,
  MBIA Insured
  5.625%, 02/01/03                                         250          259
 Kansas State Development Finance Authority, RB
  4.450%, 05/01/01                                         355          357
 Kansas State Development Finance Authority, RB,
  AMBAC Insured
  5.125%, 06/01/06                                         250          249
 Kansas State Development Finance Authority, Ser A,
  RB
  4.500%, 03/01/01                                         225          222
 Kansas State Public Wholesale Water Supply District
  #4, Mandatory Sinking Fund, GO, AMBAC Insured
  7.000%, 02/01/09                                         250          257
 Kingman, Electric Utility & Distribution System, RB
  5.500%, 09/01/08                                         250          247

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

KANSAS TAX FREE INCOME PORTFOLIO--CONTINUED

-----------------------------------------------------------------------------
                                                         Face       Market
                                                     Amount (000) Value (000)
-----------------------------------------------------------------------------
 Kingman, Water and Sewer, Callable 09/01/03 @ 100,
  RB
  6.125%, 09/01/15                                      $  250      $   253
 Lawrence, GO
  5.100%, 09/01/01                                         220          226
 Lawrence, Memorial Hospital RB
  4.850%, 07/01/97                                         250          251
 Lawrence, Ser 1991-L, GO
  5.200%, 09/01/95                                         135          135
  5.600%, 09/01/98                                         175          182
 Leavenworth County, USD #449, Ser A, Bank Qualified
  GO
  6.300%, 09/01/09                                         150          153
  6.400%, 09/01/10                                         160          163
  6.500%, 09/01/12                                         125          127
  6.500%, 09/01/13                                         100          102
 Leavenworth, Ser 1991-A, Bank Qualified GO
  5.400%, 09/01/95                                         135          135
  5.700%, 09/01/97                                         160          163
 Leavenworth, Ser B, GO
  5.050%, 09/01/00                                         210          214
 Leawood, Ser 1992-A, GO
  5.000%, 09/01/00                                         300          309
  5.200%, 09/01/01                                         250          258
  6.000%, 09/01/08                                         135          138
 Lyon County, Hospital Revenue, Ser 1994, RB
  5.200%, 02/01/02                                         115          111
  5.200%, 08/01/02                                         250          240
  5.300%, 02/01/03                                         100           96
 Lyon County, USD #253 Emponia, RB
  6.250%, 10/01/99 (A) (B)                                 250          268
 Manhattan, Ser 189, GO
  5.850%, 11/01/02                                         250          265
  6.300%, 11/01/11                                         100          103
  6.300%, 11/01/12                                         105          108
 McPherson, Electric Systems Revenue, RB
  6.700%, 03/01/98                                         100          101
 McPherson, Electric Utility, Callable 03/01/00 @
  100, RB, AMBAC Insured
  5.550%, 03/01/09                                         550          551
 McPherson, Electric Utility,
  Zero Coupon Bond, RB,
  AMBAC Insured
  0.000%, 03/01/10                                         520          197
 McPherson, Refunding & Import, Ser 115, GO,
  AMBAC Insured
  5.000%, 11/01/06                                         500          496

------------------------------------------------------------------------------
                                                          Face       Market
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Meade, Industrial Development Revenue, Dekalb
  Agresearch Project, RB
  6.500%, 10/01/06                                       $1,000      $ 1,098
 Miami County, USD# 368 Paola, Ser 1992, GO, AMBAC
  Insured
  6.500%, 12/01/05                                          500          538
 Miami County, USD# 416, Louisburg, Ser 1992, GO,
  AMBAC Insured
  6.000%, 09/01/02                                          250          263
 Nemaha County, USD #441, Ser 1992, GO, AMBAC Insured
  5.400%, 03/01/02                                          250          256
  5.750%, 03/01/07                                          250          255
 Neosho County, USD #413, GO
  5.650%, 09/01/01                                          260          274
 Newton, Waste Water Treatment System, Ser 1992,
  Bank Qualified, RB
  5.750%, 03/01/99                                          110          114
  6.000%, 03/01/00                                          115          120
  6.200%, 03/01/01                                          120          126
  6.400%, 03/01/02                                          130          139
 Olathe and Labette County, GNMA Collateral Mortgage,
  Senior Ser 1991 B, RB
  7.150%, 02/01/15                                           70           73
 Olathe, Multi-Family Housing, Deerfield Apartments,
  Ser 1994-A, RB
  5.500%, 06/01/04 (A)                                      475          479
 Olathe, Ser 182, GO
  5.750%, 09/01/96                                          250          254
 Olathe, Sewer Improvement,
  Ser 184
  4.600%, 10/01/99                                          275          276
 Osborne, Ser 1992, Bank Qualified GO
  5.500%, 12/01/01                                          135          138
  5.600%, 12/01/02                                          140          142
  5.700%, 12/01/03                                          150          152
  5.800%, 12/01/04                                          155          157
 Ottawa, Waterworks & Electric Systems, Ser 1991, RB,
  MBIA Insured
  6.000%, 12/01/99                                          500          531
  6.150%, 12/01/00                                          250          270
  6.250%, 12/01/01                                          250          273
 Pawnee County, GO,
  CGIC Insured
  5.100%, 09/01/04                                          255          258
 Phillips County, USD #325, GO
  5.200%, 09/01/03                                          100          103
  5.600%, 09/01/07                                          155          159

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Pittsburg, Water & Sewer Systems, Ser 1991-A, RB
  6.400%, 09/01/99 (B)                                    $  105      $   113
  6.500%, 09/01/99 (B)                                       110          119
 Pottawatomie County, USD #320 Wamego, Ser 1990, GO,
  AMBAC Insured
  6.600%, 10/01/02                                           500          546
 Pratt, Electrical System, Ser 1992, RB, AMBAC Insured
  6.600%, 11/01/07                                           250          279
  6.000%, 11/01/12                                           250          254
 Reno County, GO
  6.250%, 08/01/00                                           685          719
 Reno County, Single Family Mortgage Revenue, Ser B,
  Callable 09/01/01 @ 103, RB
  8.700%, 09/01/11                                           250          269
 Riley County, Hospital Revenue, Ser A, RB
  4.750%, 09/01/98                                           110          111
  5.150%, 09/01/00                                           100          101
 Riley County, Ser 1992,
  Bank Qualified GO
  5.000%, 11/01/98                                           335          341
 Riley County, Ser A, GO
  5.000%, 09/01/99                                           165          166
 Riley County, Ser B, GO
  6.100%, 09/01/06                                           110          118
  6.200%, 09/01/07                                           110          118
 Riley County, Ser B, GO, Callable 09/01/04 @ 100
  6.300%, 09/01/08                                           110          119
  6.400%, 09/01/09                                           110          118
 Sabetha, Electric Revenue Sinking Fund
  7.200%, 03/01/97 (B)                                       500          523
 Salina, Internal Improvement Bonds, Ser P-240, GO
  4.900%, 10/01/96                                           125          126
  5.500%, 10/01/99                                           100          104
 Salina, Internal Improvement Bonds, Ser R-240, GO
  4.650%, 10/01/95                                           100          100
  4.900%, 04/01/96                                           110          111
 Salina, Water & Sewer RB, MBIA Insured
  5.000%, 09/01/07                                           330          316
 Salina, Water & Sewer, RB
  6.600%, 10/01/98                                           250          263
  6.700%, 10/01/99                                           250          263
  6.750%, 10/01/00                                           250          262
  6.850%, 10/01/02                                           250          262

-------------------------------------------------------------------------------
                                                           Face       Market
                                                       Amount (000) Value (000)
-------------------------------------------------------------------------------
 Saline County, Sales Tax RB
  3.500%, 06/01/96                                        $  300      $   299
  3.700%, 12/01/96                                           100          100
 Scott City, Water System, Ser A, Bank Qualified GO
  5.250%, 09/01/04                                           130          130
  5.400%, 09/01/05                                           140          140
  5.600%, 09/01/06                                           140          140
  5.700%, 09/01/07                                           150          151
  5.800%, 09/01/08                                           145          146
 Scott County, USD #466,
  Ser 1993, GO
  5.375%, 09/01/06                                           685          684
 Sedgewick & Shawnee County, Single Family Housing
  Revenue, RB
  8.050%, 05/01/14                                           455          507
 Sedgewick & Shawnee County, Single Family Revenue, RB
  5.250%, 11/01/04                                           185          186
  7.800%, 05/01/14                                           190          205
 Sedgewick County, Ser B, GO
  4.050%, 08/01/98                                           500          499
 Sedgwick and Shawnee County, GNMA Collateral Mortgage
  Revenue, Senior Ser 1991-A, RB
  7.300%, 12/01/12                                           690          719
 Sedgwick County, Airport Facilities Beech Aircraft,
  Ser 1993, RB
  5.625%, 03/01/99                                         1,000        1,033
 Sedgwick County, GO
  5.400%, 08/01/96                                           300          304
 Sedgwick County, USD #262, Valley Center, Zero Coupon
  Bond, GO, MBIA Insured
  0.000%, 11/01/98                                           100           87
 Seward County, Ser B, GO, AMBAC Insured
  6.000%, 08/15/08                                           250          255
  6.000%, 08/15/13                                           250          253
 Seward County, Single Family Mortgage Revenue, Ser B,
  RB
  8.000%, 05/01/11                                           470          502
 Seward County, USD #480,
  Ser 1992, RB, MBIA Insured
  5.000%, 12/01/00                                           500          506
 Shawnee County, Ser 1992C, GO
  5.600%, 09/01/04                                           500          516
 Shawnee County, Sisters Charity Leavenworth, RB
  4.700%, 12/01/04                                           230          225
  5.000%, 12/01/10                                           360          331

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995

KANSAS TAX FREE INCOME PORTFOLIO--CONTINUED

------------------------------------------------------------------------------
                                                          Face       Market
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Shawnee County, USD #345, GO
  7.200%, 09/01/98                                       $  250      $   271
  5.750%, 09/01/98                                          250          251
 Shawnee County, USD #437 Auburn-Washburn, Ser 1992,
  GO, FGIC Insured
  6.250%, 03/01/03                                          700          754
 Shawnee, Ser A, GO
  4.400%, 12/01/05                                          500          473
 Sumner County, Bridge Improvement Bonds, Ser 1992,
  GO, AMBAC Insured
  6.000%, 11/01/04                                          435          461
  6.000%, 11/01/05                                          250          263
 Thomas County, USD #315,
  Ser 1993, GO, CGIC Insured
  4.200%, 09/01/01                                          150          145
  4.300%, 09/01/02                                          160          154
  4.400%, 09/01/03                                          165          159
  4.600%, 09/01/04                                          175          170
 Topeka, Hospital Revenue, Storemont Vail Project,
  Ser 1990B, RB
  6.750%, 11/15/00                                        1,000        1,096
 Topeka, Ser C, GO
  5.500%, 08/15/05                                          250          255
 Wellington, Electric & Water Revenue, Bank Qualified
  RB, AMBAC Insured
  7.050%, 05/01/06                                       $  250      $   289
  6.250%, 05/01/12                                          250          258
 Wichita, GO
  6.750%, 06/01/96                                          350          358
 Wichita, Hospital Facility St. Joseph Rehabilitation
  Center, RB, Escrowed To Maturity-Sinking Fund
  6.000%, 07/01/04                                        1,365        1,451
 Wichita, RB, FGIC Insured
  5.300%, 04/01/01                                          250          256
 Wichita, Ser D, GO
  3.800%, 03/01/98                                          250          246
 Wichita, Single Family Mortgage Revenue, Ser B,
  Callable 07/01/98 @ 100, RB
  7.100%, 09/01/09                                          455          468
 Wichita, Water and Sewer Improvement Revenue,
  Ser B, RB
  FGIC Insured
  5.600%, 10/01/05                                          750          771
 Wyandotte County, GO,
  FGIC Insured
  7.000%, 09/01/05                                          445          472

The accompanying notes are an
integral part of the financial
statements.

------------------------------------------------------------------------------
                                                          Face       Market
                                                      Amount (000) Value (000)
------------------------------------------------------------------------------
 Wyandotte County, USD #203 Piper, GO
  5.750%, 09/01/03                                       $  140     $    143
  5.900%, 09/01/04                                          295          301
  6.600%, 09/01/13                                          500          508
                                                                    --------
                                                                      62,542
                                                                    --------
PUERTO RICO -- 0.8%
 Puerto Rico, Public Buildings Authority, Ser I,
  Callable 07/01/99 @ 100, GO
  6.000%, 07/01/12                                          500          499
                                                                    --------
Total Municipal Bonds
 (Cost $62,389,129)                                                   64,443
                                                                    --------
CASH EQUIVALENTS -- 0.8%
 Dreyfus Tax Exempt
  3.500%,                                                   554          554
                                                                    --------
Total Cash Equivalents
 (Cost $553,843)                                                         554
                                                                    --------
Total Investments -- 98.7%
 (Cost $62,942,972)                                                   64,997
                                                                    --------
OTHER ASSETS AND LIABILITIES -- 1.3%
 Other Assets and Liabilities, Net                                       837
                                                                    --------
NET ASSETS:
 Portfolio shares of Class A (unlimited authorization -- no par value) based on 6,195,687 outstanding shares of beneficial
  interest                                                            63,628
 Accumulated Net Realized Loss on Investments                          ( 135)
 Net Unrealized Appreciation of Investments                            2,054
 Undistributed Net Investment Income                                     287
                                                                    --------
Total Net Assets: -- 100.0%                                         $ 65,834
                                                                    ========
Net Asset Value, Offering Price and Redemption Price
 Per Share -- Class A                                               $  10.63
                                                                    ========

AMBAC  American Municipal Bond Assurance Company
CGIC   Capital Guaranty Insurance Corporation
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
GNMA   Government National Mortgage Association
GO     General Obligation
MBIA   Municipal Bond Investors Association
RB     Revenue Bond
Ser    Series
USD    Unified School District
(A) Securities are held in conjunction with a letter of credit from a commercial bank or financial institution.
(B) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

                       THIS PAGE INTENTIONALLY LEFT BLANK

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- For the year ended August 31, 1995

                                               --------- ---------- ----------
                                                                    BAINBRIDGE
                                                         CALIFORNIA    TAX
                                               TAX FREE  TAX EXEMPT   EXEMPT
                                               PORTFOLIO PORTFOLIO  PORTFOLIO
                                               --------- ---------- ----------
INVESTMENT INCOME:
 Interest Income                                $12,920   $13,147     $6,446
                                                -------   -------     ------
EXPENSES:
 Management Fees                                  1,198       816        592
 Waiver of Management Fees                         (207)     (330)      (251)
 Investment Advisory Fees                           129       137         64
 Waiver of Investment Advisory Fees                  --        --         --
 Custodian/Wire Agent Fees                           42        40         18
 Professional Fees                                   40        35         19
 Pricing Fees                                         5         6          3
 Registration Fees                                   42        26         18
 Printing Fees                                       34        27         15
 Trustee Fees                                        13        14          6
 Distribution Expenses(1)                           194     1,807         --
 Amortization of Deferred Organizational Costs       --         8          6
 Insurance Expense                                    8         6          3
 Other Expenses                                       2         1          1
                                                -------   -------     ------
 Total Expenses                                   1,500     2,593        494
                                                -------   -------     ------
NET INVESTMENT INCOME                            11,420    10,554      5,952
                                                -------   -------     ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net Realized Gain (Loss) from Security
  Transactions                                       (5)       --          4
 Net Change in Unrealized Appreciation of
  Investment Securities                              --        --         --
                                                -------   -------     ------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                     $11,415   $10,554     $5,956
                                                =======   =======     ======

/1/ Includes class specific distribution expenses.
/2/ The Massachusetts Intermediate-Term Municipal Portfolio closed on August 15, 1995.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------------  ------------ ------------- ------------ --------- -------------
                                                                 MASSACHUSETTS
                            INTERMEDIATE-               KANSAS   INTERMEDIATE-
INSTITUTIONAL  PENNSYLVANIA     TERM      PENNSYLVANIA TAX FREE      TERM
  TAX FREE       TAX FREE     MUNICIPAL    MUNICIPAL    INCOME     MUNICIPAL
  PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO PORTFOLIO/2/
-------------  ------------ ------------- ------------ --------- -------------
   $34,235         $805        $5,842        $6,257     $3,549       $332
   -------         ----        ------        ------     ------       ----
     3,115           75           413           385         94         24
    (1,567)         (33)         (125)         (253)        (3)       (17)
       334            8           191           266        188         17
        --           --           (60)           (4)      (188)        --
       103            2            33            17         10          6
        98            2            10            11          6          1
        15           --             5             5          3         --
        97            2            14            16          7          1
        98            2            24             4          2         --
        34            1             4             5          3         --
       571           12            67            65         --          4
         2           --             5             4          6          4
        17            1             3             3          1         --
         3           --            --            --         --         --
   -------         ----        ------        ------     ------       ----
     2,920           72           584           524        129         40
   -------         ----        ------        ------     ------       ----
    31,315          733         5,258         5,733      3,420        292
   -------         ----        ------        ------     ------       ----
        (4)          (1)       (1,478)         (311)      (121)       148
        --           --         3,053         1,299      1,095         33
   -------         ----        ------        ------     ------       ----
   $31,311         $732        $6,833        $6,721     $4,394       $473
   =======         ====        ======        ======     ======       ====

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI Tax Exempt Trust--For the years ended August 31

                         ------------------------  ----------------------  --------------------  ------------------------

                                                                               BAINBRIDGE             INSTITUTIONAL
                                   TAX                  CALIFORNIA                 TAX                     TAX
                                  FREE                  TAX EXEMPT               EXEMPT                   FREE
                                PORTFOLIO                PORTFOLIO              PORTFOLIO               PORTFOLIO
                         ------------------------  ----------------------  --------------------  ------------------------
                            1995         1994        1995        1994        1995       1994        1995         1994
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
INVESTMENT ACTIVITIES:
 Net Investment Income   $    11,420  $     8,912  $  10,554  $     4,496  $   5,952  $   3,674  $    31,315  $    21,040
 Net Realized Gain
  (Loss) from Security
  Transactions                    (5)         (19)        --           --          4         --           (4)           1
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investment Securities           --           --         --           --         --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Net Increase in Net
  Assets Resulting from
  Operations                  11,415        8,893     10,554        4,496      5,956      3,674       31,311       21,041
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net Investment Income
 Class A                     (11,398)      (8,912)    (1,158)      (2,450)    (5,950)    (3,673)     (30,581)     (20,937)
 Class B                          --           --       (170)         (86)        --         --         (724)        (104)
 Class C                          --           --     (9,226)      (1,960)        --         --           --           --
 Class D                         (23)          --         --           --         --         --           --           --
 Net Capital Gains
 Class A                          --           --         (1)          --         --         --           --           --
 Class B                          --           --         --           --         --         --           --           --
 Class C                          --           --         (8)          --         --         --           --           --
 Class D                          --           --         --           --         --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Distributions       (11,421)      (8,912)   (10,563)      (4,496)    (5,950)    (3,673)     (31,305)     (21,041)
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
TRANSACTIONS:
 Class A:
 Shares Issued             1,502,741    1,668,938    193,641      570,692    256,460    185,338    5,130,777    5,667,715
 Shares Issued in Lieu
  of Cash Distributions           74           17          8            7         --         --        1,645        1,033
 Shares Redeemed          (1,483,956)  (1,725,612)  (194,711)  (1,078,968)  (268,046)  (184,584)  (5,179,065)  (5,596,273)
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Class A Share
    Transactions              18,859      (56,657)    (1,062)    (508,269)   (11,586)       754      (46,643)      72,475
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Class B:
 Shares Issued                    --           --     41,150       29,525         --         --       77,163       40,870
 Shares Issued in Lieu
  of Cash Distributions           --           --         --           --         --         --           69           --
 Shares Redeemed                  --           --    (44,406)     (26,269)        --         --      (83,875)     (22,184)
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Class B Share
    Transactions                  --           --     (3,256)       3,256         --         --       (6,643)      18,686
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Class C:
 Shares Issued                    --           --    675,735      447,323         --         --           --           --
 Shares Issued in Lieu
  of Cash Distributions           --           --      6,682           --         --         --           --           --
 Shares Redeemed                  --           --   (672,528)    (129,201)        --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Class C Share
    Transactions                  --           --      9,889      318,122         --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Class D
 Shares Issued                 4,827           --         --           --         --         --           --           --
 Shares Issued in Lieu
  of Cash Distributions           --           --         --           --         --         --           --           --
 Shares Redeemed              (4,555)          --         --           --         --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Class D
    Transactions                 272           --         --           --         --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Increase (Decrease) in
  Net Assets from Share
  Transaction                 19,131      (56,657)     5,571     (186,891)   (11,586)       754      (53,286)      91,161
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Increase
    (Decrease) in Net
    Assets                    19,125      (56,676)     5,562     (186,891)   (11,580)       755      (53,280)      91,161
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
NET ASSETS:
 Beginning of period         358,299      414,975    353,394      540,285    160,813    160,058      857,241      766,080
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 End of period           $   377,424  $   358,299  $ 358,956  $   353,394  $ 149,233  $ 160,813  $   803,961  $   857,241
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
SHARES ISSUED AND
 REDEEMED
 Class A:
 Shares Issued             1,502,741    1,668,938    193,641      570,692    256,460    185,338    5,130,777    5,667,715
 Shares Issued in Lieu
  of Cash Distributions           74           17          8            7         --         --        1,645        1,033
 Shares Redeemed          (1,483,956)  (1,725,612)  (194,711)  (1,078,968)  (268,046)  (184,584)  (5,179,065)  (5,596,273)
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Class A
    Transactions              18,859      (56,657)    (1,062)    (508,269)   (11,586)       754      (46,643)      72,475
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Class B:
 Shares Issued                    --           --     41,150       29,525         --         --       77,163       40,870
 Shares Issued in Lieu
  of Cash Distributions           --           --         --           --         --         --           69           --
 Shares Redeemed                  --           --    (44,406)     (26,269)        --         --      (83,875)     (22,184)
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Class B
    Transactions                  --           --     (3,256)       3,256         --         --       (6,643)      18,686
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Class C:
 Shares Issued                    --           --    675,735      447,323         --         --           --           --
 Shares Issued in Lieu
  of Cash Distributions           --           --      6,682           --         --         --           --           --
 Shares Redeemed                  --           --   (672,528)    (129,201)        --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Class C Share
    Transactions                  --           --      9,889      318,122         --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Class D:
 Shares Issued                 4,827           --         --           --         --         --           --           --
 Shares Issued in Lieu
  of Cash Distributions           --           --         --           --         --         --           --           --
 Shares Redeemed              (4,555)          --         --           --         --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
   Total Class D
    Transactions                 272           --         --           --         --         --           --           --
                         -----------  -----------  ---------  -----------  ---------  ---------  -----------  -----------
 Increase (Decrease) in
  Capital Shares              19,131      (56,657)     5,571     (186,891)   (11,586)       754      (53,286)      91,161
                         ===========  ===========  =========  ===========  =========  =========  ===========  ===========

/1/ The Pennsylvania Tax Free Portfolio commenced operations on January 21,
1994.
/2/ The Massachusetts Intermediate-Term Municipal Portfolio closed on August 15, 1995.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

-------------------  ------------------  ------------------  ----------------  -----------------
                                                                                MASSACHUSETTS
  PENNSYLVANIA         INTERMEDIATE-                             KANSAS         INTERMEDIATE-
       TAX                 TERM            PENNSYLVANIA         TAX FREE             TERM
      FREE               MUNICIPAL           MUNICIPAL           INCOME           MUNICIPAL
  PORTFOLIO/1/           PORTFOLIO           PORTFOLIO          PORTFOLIO        PORTFOLIO/2/
-------------------  ------------------  ------------------  ----------------  -----------------
  1995       1994      1995      1994      1995      1994     1995     1994     1995      1994
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
$    733   $    217  $  5,258  $  6,359  $  5,733  $  7,875  $ 3,420  $ 3,215  $   292  $    438
      (1)        --    (1,478)     (651)     (311)     (254)    (121)       8      148      (146)
      --         --     3,053    (5,018)    1,299    (6,032)   1,095   (2,432)      33      (283)
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
     732        217     6,833       690     6,721     1,589    4,394      791      473         9
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
    (733)      (217)   (5,340)   (6,267)   (5,837)   (7,949)  (3,407)  (3,199)    (292)     (438)
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
      --         --       (41)      (29)       --        --       --       --       --        --
      --         --       (15)     (759)       (4)     (232)      --      (96)      --        (6)
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
      --         --        --        (3)       --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
    (733)      (217)   (5,396)   (7,058)   (5,841)   (8,181)  (3,407)  (3,295)    (292)     (444)
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
 126,868     74,709    41,823    81,476     9,245    36,373   10,341   15,512    2,413    15,660
      14         --     1,102     1,387       153       130       --        3       --        --
(119,535)   (55,997)  (76,186)  (71,671)  (31,265)  (58,638)  (7,840)  (8,862) (11,536)  (13,598)
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
   7,347     18,712   (33,261)   11,192   (21,867)  (22,135)   2,501    6,653   (9,123)    2,062
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        --        --        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        --        --        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        26     1,658        --        --       --       --       --        --
      --         --        37        26        --        --       --       --       --        --
      --         --      (630)     (543)       --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --      (567)    1,141        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
   7,347     18,712   (33,828)   12,333   (21,867)  (22,135)   2,501    6,653   (9,123)    2,062
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
   7,346     18,712   (32,391)    5,965   (20,987)  (28,727)   3,488    4,149   (8,942)    1,627
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
  18,712         --   128,614   122,649   125,081   153,808   62,346   58,197    8,942     7,315
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
$ 26,058   $ 18,712  $ 96,223  $128,614  $104,094  $125,081  $65,834  $62,346  $     0  $  8,942
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
 126,868     74,709     4,110     7,664       889     3,360      994    1,454      239     1,505
      14         --       108       132        15        13       --       --       --        --
(119,535)   (55,997)   (7,494)   (6,804)   (3,027)   (5,548)    (754)    (834)  (1,123)   (1,323)
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
   7,347     18,712    (3,276)      992    (2,123)   (2,175)     240      620     (884)      182
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        --        --        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
      --         --        --        --        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --        --        --        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --         2       156        --        --       --       --       --        --
      --         --         5         2        --        --       --       --       --        --
      --         --       (61)      (52)       --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
      --         --       (54)      106        --        --       --       --       --        --
--------   --------  --------  --------  --------  --------  -------  -------  -------  --------
   7,347     18,712    (3,330)    1,098    (2,123)   (2,175)     240      620     (884)      182
========   ========  ========  ========  ========  ========  =======  =======  =======  ========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust

For a Share Outstanding Throughout the Year

                   Investment                                    Net Realized
            Net    Activities           Distributions           and Unrealized
           Asset   ---------- --------------------------------- Gain (Loss) on     Net                  Net        Ratio
          Value,      Net        Net       Net                   Investments   Asset Value,         Assets, End of Expenses
         Beginning Investment Investment Realized     Total      and Capital       End      Total    of Period  to Average
         of Period   Income     Income     Gain   Distributions  Transactions   of Period   Return     (000)    Net Assets
---------------------------------------------------------------------------------------------------------------------------
------------
TAX FREE PORTFOLIO
------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995      $1.00     $0.034    $(0.034)     --       $(0.034)         --          $1.00     3.48%   $  377,152     0.45%
 1994       1.00      0.022     (0.022)     --        (0.022)         --           1.00     2.20%      358,299     0.45%
 1993       1.00      0.022     (0.023)     --        (0.023)         --           1.00     2.29%      414,975     0.45%
 1992       1.00      0.033     (0.033)     --        (0.033)         --           1.00     3.32%      293,982     0.45%
 1991       1.00      0.047     (0.047)     --        (0.047)         --           1.00     4.81%      343,300     0.37%
 1990(1)    1.00      0.032     (0.032)     --        (0.032)         --           1.00     3.20%+     356,814     0.45%*
 FOR THE YEARS ENDED JANUARY 31,:
 1990       1.00      0.059     (0.059)     --        (0.059)         --           1.00     5.97%      464,389     0.54%
 1989       1.00      0.049     (0.049)     --        (0.049)         --           1.00     4.98%      790,629     0.46%
 1988       1.00      0.042     (0.042)     --        (0.042)         --           1.00     4.34%      938,484     0.53%
 1987       1.00      0.041     (0.041)     --        (0.041)         --           1.00     4.31%    1,143,083     0.56%
 1986       1.00      0.051     (0.051)     --        (0.051)         --           1.00     5.21%      503,891     0.57%
 1985       1.00      0.058     (0.058)     --        (0.058)         --           1.00     5.86%      263,325     0.58%
 CLASS D
 FOR THE YEAR ENDED AUGUST 31,:
 1995(2)   $1.00     $0.026    $(0.026)     --       $(0.026)         --          $1.00     2.68%+  $      272     0.80%*

                                 Ratio of
                                   Net
                                Investment
            Ratio     Ratio of  Income to
         of Expenses    Net      Average
         to Average  Investment Net Assets
         Net Assets  Income to  Excluding  Portfolio
          Excluding   Average      Fee     Turnover
         Fee Waivers Net Assets  Waivers     Rate
---------------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995       0.51%      3.43%      3.37%        --
 1994       0.53%      2.17%      2.09%        --
 1993       0.53%      2.24%      2.16%        --
 1992       0.55%      3.30%      3.20%        --
 1991       0.55%      4.70%      4.52%        --
 1990(1)    0.56%*     5.46%*     5.35%*       --
 FOR THE YEARS ENDED JANUARY 31,:
 1990       0.59%      5.90%      5.85%        --
 1989       0.58%      4.90%      4.78%        --
 1988       0.54%      4.20%      4.19%        --
 1987       0.56%      4.10%      4.10%        --
 1986       0.57%      5.10%      5.10%        --
 1985       0.60%      5.80%      5.78%        --
 CLASS D
 FOR THE YEAR ENDED AUGUST 31,:
 1995(2)    0.86%*     3.13%*     3.07%*       --

                   Investment                                    Net Realized
            Net    Activities           Distributions           and Unrealized
           Asset   ---------- --------------------------------- Gain (Loss) on     Net                  Net        Ratio
          Value,      Net        Net       Net                   Investments   Asset Value,         Assets, End of Expenses
         Beginning Investment Investment Realized     Total      and Capital       End      Total    of Period  to Average
         of Period   Income     Income     Gain   Distributions  Transactions   of Period   Return     (000)    Net Assets
---------------------------------------------------------------------------------------------------------------------------
---------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
---------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995      $1.00     $0.033    $(0.033)     --       $(0.033)         --          $1.00     3.49%   $   30,921     0.28%
 1994       1.00      0.023     (0.023)     --        (0.023)         --           1.00     2.32%       32,015     0.27%
 1993       1.00      0.024     (0.024)     --        (0.024)         --           1.00     2.41%      540,285     0.28%
 1992       1.00      0.034     (0.034)     --        (0.034)         --           1.00     3.44%      445,936     0.28%
 1991       1.00      0.047     (0.047)     --        (0.047)         --           1.00     4.92%      376,653     0.28%
 1990(3)    1.00      0.016     (0.016)     --        (0.016)         --           1.00     1.81%+     275,095     0.28%*
 CLASS B
 FOR THE YEARS ENDED AUGUST 31,:
 1995(4)   $1.00     $0.027    $(0.027)     --       $(0.027)         --          $1.00     2.65%+           0     0.58%*
 1994(5)    1.00      0.013     (0.013)     --        (0.013)         --           1.00     2.07%*       3,257     0.51%*
 CLASS C
 FOR THE YEARS ENDED AUGUST 31,:
 1995      $1.00     $0.029    $(0.029)     --       $(0.029)         --          $1.00     2.97%    $ 328,035     0.78%
 1994(6)    1.00      0.006     (0.006)     --        (0.006)         --           1.00     2.14%*     318,122     0.67%*


                                 Ratio of
                                   Net
                                Investment
            Ratio     Ratio of  Income to
         of Expenses    Net      Average
         to Average  Investment Net Assets
         Net Assets  Income to  Excluding  Portfolio
          Excluding   Average      Fee     Turnover
         Fee Waivers Net Assets  Waivers     Rate
---------------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995       0.42%      3.43%      3.29%        --
 1994       0.38%      2.28%      2.17%        --
 1993       0.37%      2.37%      2.28%        --
 1992       0.38%      3.34%      3.24%        --
 1991       0.40%      4.74%      4.62%        --
 1990(3)    0.51%*     5.27%*     5.04%*       --
 CLASS B
 FOR THE YEARS ENDED AUGUST 31,:
 1995(4)    0.69%*     3.16%*     3.05%*       --
 1994(5)    0.81%*     2.05%*     1.75%*       --
 CLASS C
 FOR THE YEARS ENDED AUGUST 31,:
 1995       0.93%      2.93%      2.78%        --
 1994(6)    0.87%*     2.06%*     1.86%*       --

                   Investment                                    Net Realized
            Net    Activities           Distributions           and Unrealized
           Asset   ---------- --------------------------------- Gain (Loss) on     Net                  Net        Ratio
          Value,      Net        Net       Net                   Investments   Asset Value,         Assets, End of Expenses
         Beginning Investment Investment Realized     Total      and Capital       End      Total    of Period  to Average
         of Period   Income     Income     Gain   Distributions  Transactions   of Period   Return     (000)    Net Assets
---------------------------------------------------------------------------------------------------------------------------
----------------------
BAINBRIDGE TAX EXEMPT PORTFOLIO
----------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995      $1.00     $0.036    $(0.036)     --       $(0.036)         --          $1.00     3.69%   $  149,233     0.30%
 1994       1.00      0.025     (0.025)     --        (0.025)         --           1.00     2.52%      160,813     0.30%
 1993(7)    1.00      0.019     (0.019)     --        (0.019)         --           1.00     1.95%+     160,058     0.30%*

                                 Ratio of
                                   Net
                                Investment
            Ratio     Ratio of  Income to
         of Expenses    Net      Average
         to Average  Investment Net Assets
         Net Assets  Income to  Excluding  Portfolio
          Excluding   Average      Fee     Turnover
         Fee Waivers Net Assets  Waivers     Rate
---------------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995       0.46%      3.62%      3.46%        --
 1994       0.47%      2.49%      2.32%        --
 1993(7)    0.48%*     2.39%*     2.21%*       --

--------------------------------------------------------------------------------

                                                                        Net Realized
                         Investment                                         and
                  Net    Activities           Distributions              Unrealized
                 Asset   ---------- ---------------------------------- Gain (Loss) on     Net                   Net
                Value,      Net        Net       Net                    Investments   Asset Value,          Assets, End
               Beginning Investment Investment Realized      Total      and Capital       End      Total     of Period
               of Period   Income     Income     Gain    Distributions  Transactions   of Period   Return      (000)
-----------------------------------------------------------------------------------------------------------------------
---------------------
INSTITUTIONAL TAX FREE PORTFOLIO
---------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995           $ 1.00     $0.036    $(0.036)       --      $(0.036)          --         $ 1.00     3.70%    $788,877
 1994             1.00      0.025     (0.025)       --       (0.025)          --           1.00     2.51%     835,516
 1993             1.00      0.026     (0.026)       --       (0.026)          --           1.00     2.59%     763,040
 1992             1.00      0.036     (0.036)       --       (0.036)          --           1.00     3.66%     623,689
 1991             1.00      0.049     (0.049)       --       (0.049)          --           1.00     5.20%     448,390
 1990(1)          1.00      0.033     (0.033)       --       (0.033)          --           1.00     3.32%+    226,658
 FOR THE YEARS ENDED JANUARY 31,:
 1990             1.00      0.059     (0.059)       --       (0.059)          --           1.00     6.11%     177,342
 1989             1.00      0.048     (0.048)       --       (0.048)          --           1.00     5.05%      99,774
 1988             1.00      0.042     (0.042)       --       (0.042)          --           1.00     4.28%     223,653
 1987             1.00      0.041     (0.041)       --       (0.041)          --           1.00     4.23%     255,147
 1986             1.00      0.050     (0.050)       --       (0.050)          --           1.00     5.11%     198,761
 1985             1.00      0.056     (0.056)       --       (0.056)          --           1.00     5.71%     162,676
 CLASS B
 FOR THE YEARS ENDED AUGUST 31,:
 1995           $ 1.00     $0.033    $(0.033)       --      $(0.033)          --         $ 1.00     3.39%      15,084
 1994             1.00      0.022     (0.022)       --       (0.022)          --           1.00     2.21%      21,725
 1993             1.00      0.023     (0.023)       --       (0.023)          --           1.00     2.29%       3,040
 1992             1.00      0.033     (0.033)       --       (0.033)          --           1.00     3.35%         686
 1991(8)          1.00      0.038     (0.038)       --       (0.038)          --           1.00     3.89%+      1,515

                                                   Ratio of
                                                     Net
                                                  Investment
                              Ratio     Ratio of  Income to
                           of Expenses    Net      Average
                  Ratio    to Average  Investment Net Assets
               of Expenses Net Assets  Income to  Excluding  Portfolio
               to Average   Excluding   Average      Fee     Turnover
               Net Assets  Fee Waivers Net Assets  Waivers     Rate
-----------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995             0.33%       0.52%      3.64%      3.45%         --
 1994             0.33%       0.50%      2.48%      2.31%         --
 1993             0.33%       0.49%      2.55%      2.39%         --
 1992             0.33%       0.51%      3.54%      3.36%         --
 1991             0.33%       0.53%      4.91%      4.71%         --
 1990(1)          0.33%*      0.56%*     5.64%*     5.41%*        --
 FOR THE YEARS ENDED JANUARY 31,:
 1990             0.52%       0.60%      5.90%      5.82%         --
 1989             0.55%       0.57%      4.80%      4.78%         --
 1988             0.55%       0.56%      4.20%      4.19%         --
 1987             0.55%       0.56%      4.10%      4.09%         --
 1986             0.57%       0.57%      5.00%      5.00%         --
 1985             0.57%       0.59%      5.60%      5.58%         --
 CLASS B
 FOR THE YEARS ENDED AUGUST 31,:
 1995             0.63%       0.82%      3.32%      3.13%         --
 1994             0.63%       0.81%      2.31%      2.13%         --
 1993             0.63%       0.79%      2.22%      2.06%         --
 1992             0.63%       0.81%      3.22%      3.04%         --
 1991(8)          0.63%*      0.84%*     4.34%*     4.13%*        --

                                                                        Net Realized
                         Investment                                         and
                  Net    Activities           Distributions              Unrealized
                 Asset   ---------- ---------------------------------- Gain (Loss) on     Net                   Net
                Value,      Net        Net       Net                    Investments   Asset Value,          Assets, End
               Beginning Investment Investment Realized      Total      and Capital       End      Total     of Period
               of Period   Income     Income     Gain    Distributions  Transactions   of Period   Return      (000)
-----------------------------------------------------------------------------------------------------------------------
---------------------
PENNSYLVANIA TAX FREE PORTFOLIO
---------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995           $ 1.00     $0.035    $(0.035)       --      $(0.035)          --         $ 1.00     3.60%    $ 26,058
 1994(9)          1.00      0.014     (0.014)       --       (0.014)          --           1.00     2.37%*     18,712

                                                   Ratio of
                                                     Net
                                                  Investment
                              Ratio     Ratio of  Income to
                           of Expenses    Net      Average
                  Ratio    to Average  Investment Net Assets
               of Expenses Net Assets  Income to  Excluding  Portfolio
               to Average   Excluding   Average      Fee     Turnover
               Net Assets  Fee Waivers Net Assets  Waivers     Rate
-----------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995             0.35%       0.51%      3.54%      3.38%         --
 1994(9)          0.35%*     0.65%*      2.37%*     2.07%*        --

                                                                        Net Realized
                         Investment                                         and
                  Net    Activities           Distributions              Unrealized
                 Asset   ---------- ---------------------------------- Gain (Loss) on     Net                   Net
                Value,      Net        Net       Net                    Investments   Asset Value,          Assets, End
               Beginning Investment Investment Realized      Total      and Capital       End      Total     of Period
               of Period   Income     Income     Gain    Distributions  Transactions   of Period   Return      (000)
-----------------------------------------------------------------------------------------------------------------------
--------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
--------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995           $10.36     $ 0.52    $ (0.52)       --      $ (0.52)       $0.23         $10.59     7.53%    $ 95,675
 1994            10.84       0.49      (0.49)  $ (0.06)       (0.55)       (0.42)         10.36     0.65%     127,509
 1993            10.49       0.49      (0.50)    (0.02)       (0.52)        0.38          10.84     8.62%     122,649
 1992            10.20       0.56      (0.54)    (0.01)       (0.55)        0.28          10.49     8.56%      63,210
 1991             9.98       0.61      (0.63)       --        (0.63)        0.24          10.20     8.82%      36,699
 1990(1)         10.01       0.38      (0.37)       --        (0.37)       (0.04)          9.98     3.44%+     12,781
 FOR THE YEAR ENDED JANUARY 31,:
 1990(10)        10.00       0.21      (0.16)   (0.002)       (0.16)       (0.04)         10.01     1.72%+      9,106
 CLASS D
 FOR THE YEARS ENDED AUGUST 31,:
 1995           $10.36     $ 0.48    $ (0.48)       --      $ (0.48)       $0.23         $10.59     7.11%    $    548
 1994(11),(**)   10.90       0.45      (0.42)  $ (0.06)       (0.48)       (0.51)         10.36    (0.93%)*     1,105

                                                   Ratio of
                                                     Net
                                                  Investment
                              Ratio     Ratio of  Income to
                           of Expenses    Net      Average
                  Ratio    to Average  Investment Net Assets
               of Expenses Net Assets  Income to  Excluding  Portfolio
               to Average   Excluding   Average      Fee     Turnover
               Net Assets  Fee Waivers Net Assets  Waivers     Rate
-----------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995             0.55%       0.72%      4.96%      4.79%      36.05%
 1994             0.53%       0.71%      4.65%      4.47%      58.39%
 1993             0.55%       0.69%      4.79%      4.65%      63.04%
 1992             0.55%       0.71%      5.56%      5.40%      61.56%
 1991             0.55%       0.78%      6.18%      5.95%     111.82%
 1990(1)          0.55%*      0.90%*     6.63%*     6.28%*     63.45%
 FOR THE YEAR ENDED JANUARY 31,:
 1990(10)         0.56%*      1.36%*     5.80%*     5.00%*    352.00%
 CLASS D
 FOR THE YEARS ENDED AUGUST 31,:
 1995             0.95%       1.12%      4.57%      4.40%      36.05%
 1994(11),(**)    0.93%*      1.07%*     4.34%*     4.20%*     58.39%

--------------------------------------------------------------------------------
SEI Tax Exempt Trust

For a Share Outstanding Throughout the Year

                    Investment                                     Net Realized
             Net    Activities           Distributions            and Unrealized
            Asset   ---------- ---------------------------------- Gain (Loss) on     Net                  Net        Ratio
           Value,      Net        Net       Net                    Investments   Asset Value,         Assets, End of Expenses
          Beginning Investment Investment Realized      Total      and Capital       End      Total    of Period  to Average
          of Period   Income     Income     Gain    Distributions  Transactions   of Period   Return     (000)    Net Assets
-----------------------------------------------------------------------------------------------------------------------------
-----------------------
PENNSYLVANIA MUNICIPAL PORTFOLIO
-----------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995      $10.52     $0.55      $(0.55)       --      $(0.55)        $0.14         $10.66     6.81%   $104,094      0.48%
 1994       10.94      0.53       (0.53)       --       (0.53)        (0.42)         10.52     1.14%    125,081      0.47%
 1993       10.59      0.55       (0.55)  $ (0.01)      (0.56)         0.36          10.94     8.91%    153,808      0.48%
 1992       10.29      0.57       (0.57)    (0.01)      (0.58)         0.31          10.59     8.89%    114,461      0.48%
 1991        9.95      0.60       (0.60)   (0.003)      (0.60)         0.34          10.29     9.80%     83,054      0.50%
 1990(1)     9.98      0.34       (0.34)      --        (0.34)        (0.03)          9.95     3.12%+    64,531      0.60%*
 FOR THE YEAR ENDED JANUARY 31,:
 1990(12)   10.00      0.28       (0.23)   (0.001)      (0.23)        (0.07)          9.98     2.11%+    53,042      0.60%*

                                  Ratio of
                                    Net
                                 Investment
             Ratio     Ratio of  Income to
          of Expenses    Net      Average
          to Average  Investment Net Assets
          Net Assets  Income to  Excluding  Portfolio
           Excluding   Average      Fee     Turnover
          Fee Waivers Net Assets  Waivers     Rate
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995        0.72%      5.21%      4.97%     22.62%
 1994        0.71%      4.90%      4.66%     25.13%
 1993        0.70%      5.15%      4.93%     15.26%
 1992        0.72%      5.52%      5.28%     10.54%
 1991        0.73%      5.98%      5.75%     19.17%
 1990(1)     0.80%*     5.88%*     5.68%*    20.35%
 FOR THE YEAR ENDED JANUARY 31,:
 1990(12)    0.86%*     6.05%*     5.79%*    10.00%


                    Investment                                     Net Realized
             Net    Activities           Distributions            and Unrealized
            Asset   ---------- ---------------------------------- Gain (Loss) on     Net                  Net        Ratio
           Value,      Net        Net       Net                    Investments   Asset Value,         Assets, End of Expenses
          Beginning Investment Investment Realized      Total      and Capital       End      Total    of Period  to Average
          of Period   Income     Income     Gain    Distributions  Transactions   of Period   Return     (000)    Net Assets
-----------------------------------------------------------------------------------------------------------------------------
KANSAS TAX FREE INCOME PORTFOLIO
----------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995      $10.47     $0.57      $(0.57)       --      $(0.57)        $0.16         $10.63     7.23%   $ 65,834      0.21%
 1994       10.91      0.57       (0.57)  $ (0.02)      (0.59)        (0.42)         10.47     1.41%     62,346      0.21%
 1993       10.50      0.58       (0.58)    (0.05)      (0.63)         0.46          10.91    10.38%     58,197      0.21%
 1992       10.13      0.60       (0.59)    (0.01)      (0.60)         0.37          10.50     9.78%     45,609      0.22%
 1991(13)   10.00      0.42       (0.37)       --       (0.37)         0.08          10.13     5.12%+    29,242      0.31%*


                                  Ratio of
                                    Net
                                 Investment
             Ratio     Ratio of  Income to
          of Expenses    Net      Average
          to Average  Investment Net Assets
          Net Assets  Income to  Excluding  Portfolio
           Excluding   Average      Fee     Turnover
          Fee Waivers Net Assets  Waivers     Rate
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995        0.51%      5.47%      5.17%     17.60%
 1994        0.54%      5.36%      5.03%     10.57%
 1993        0.51%      5.56%      5.26%     23.04%
 1992        0.52%      5.87%      5.57%     12.69%
 1991(13)    0.61%*     5.85%*     5.55%*    21.82%


                    Investment                                     Net Realized
             Net    Activities           Distributions            and Unrealized
            Asset   ---------- ---------------------------------- Gain (Loss) on     Net                  Net        Ratio
           Value,      Net        Net       Net                    Investments   Asset Value,         Assets, End of Expenses
          Beginning Investment Investment Realized      Total      and Capital       End      Total    of Period  to Average
          of Period   Income     Income     Gain    Distributions  Transactions   of Period   Return     (000)    Net Assets
-----------------------------------------------------------------------------------------------------------------------------
------------------------------------
MASSACHUSETTS INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995(14)  $10.11     $0.42      $(0.42)       --      $(0.42)        $0.17         $10.28     5.83%+         0      0.60%*
 1994       10.41      0.42       (0.42)  $ (0.01)      (0.43)        (0.29)         10.11     1.28%      8,942      0.60%
 1993(15)   10.00      0.42       (0.42)       --       (0.42)         0.41          10.41     8.43%+     7,315      0.60%*

                                  Ratio of
                                    Net
                                 Investment
             Ratio     Ratio of  Income to
          of Expenses    Net      Average
          to Average  Investment Net Assets
          Net Assets  Income to  Excluding  Portfolio
           Excluding   Average      Fee     Turnover
          Fee Waivers Net Assets  Waivers     Rate
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 FOR THE YEARS ENDED AUGUST 31,:
 1995(14)    0.84%*     4.34%*     4.10%*    21.40%
 1994        1.03%      4.13%      3.70%     76.69%
 1993(15)    1.07%*     4.33%*     4.75%*    13.63%

*  Annualized.
** Total return does not reflect the sales charge on the Class D.
+  Return is for the period indicated and has not been annualized.
 1 In August 1990, the Trustees changed the fiscal year end of the Trust from
   January 31 to August 31.
 2 The Tax Free Portfolio--Class D commenced operations on November 1, 1994.
 3 The California Tax Exempt Portfolio--Class A commenced operations on May 14,
   1990.
 4 The California Tax Exempt Portfolio--Class B closed on July 12, 1995.
 5 The California Tax Exempt Portfolio--Class B commenced operations on January
   5, 1994.
 6 The California Tax Exempt Portfolio--Class C commenced operations on May 11,
   1994.
 7 The Bainbridge Tax Exempt Portfolio--Class A commenced operations on
   November 9, 1992.
 8 The Institutional Tax Free Portfolio--Class B commenced operations on
   October 15, 1990.
 9 The Pennsylvania Tax Free Portfolio--Class A commenced operations on January
   21, 1994.
10 The Intermediate-Term Municipal Portfolio--Class A commenced operations on
   September 5, 1989.
11 The Intermediate-Term Municipal Portfolio--Class D commenced operations on
   September 28, 1993.
12 The Pennsylvania Municipal Portfolio--Class A commenced operations on August
   14, 1989.
13 The Kansas Tax Free Income Portfolio--Class A commenced operations on
   December 10, 1990.
14 The Massachusetts Intermediate-Term Municipal Portfolio--Class A closed on
   August 15, 1995. The NAV shown is as of the last day prior to liquidation. 15 The Massachusetts Intermediate-Term Municipal Portfolio--Class A commenced operations on September 18, 1992.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995
1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
  The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios: the Tax Free Portfolio, the California Tax Exempt Portfolio, the Bainbridge Tax Exempt Portfolio, the Institutional Tax Free Portfolio, the Pennsylvania Tax Free Portfolio (collectively "the Money Market Portfolios"), the Intermediate-Term Municipal Portfolio, the Pennsylvania Municipal Portfolio, the Kansas Tax Free Income Portfolio, the Massachusetts Intermediate-Term Municipal Portfolio, the California Intermediate-Term Municipal Portfolio and the New York Intermediate-Term Municipal Portfolio (collectively "the Fixed Income Portfolios"). The Cal-ifornia Intermediate-Term Municipal Portfolio and the New York Intermediate-Term Municipal Portfolio had not commenced operations as of August 31, 1995. The Trust is registered to offer four classes of shares: Class A, Class B, Class C and Class D. The assets of each portfolio are segregated and a share-holder's interest is limited to the portfolio in which shares are held.
  On August 15, 1995, the Massachusetts Intermediate-Term Municipal Portfolio closed and all of the outstanding shares of the Portfolio were redeemed. SEI Financial Management Corporation voluntarily agreed to bear the costs associ-ated with the liquidation of the Portfolio which approximated $8,000 and in-cluded the amount of unamortized organizational expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.
  Security Valuation -- Investment securities of each Money Market Portfolio are stated at amortized cost which approximates market value. Under this valua-tion method, purchase discounts and premiums on securities are accreted and am-ortized ratably to maturity.
  The market value for each security for each Fixed Income Portfolio is ob-tained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
  Federal Income Taxes -- It is each Portfolio's intention to continue to qual-ify as a regulated investment company and to distribute all of its taxable in-come. Accordingly, no provision for Federal income taxes is required in the ac-companying financial statements.
  Net Asset Value Per Share -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio. The maximum offering price per share for the Class D shares of the Intermediate-Term Municipal Portfolio is equal to the net asset value per share plus a sales load of 3.50%.
  Classes -- Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of the relative net asset value each day.
  Security Transactions and Investment Income -- Security transactions are ac-counted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment se-curities are those of the specific securities sold. Interest income is recog-nized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
  Distributions to Shareholders -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the fol-lowing month for the Tax Free, the California Tax Exempt, the Bainbridge Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free and the Massachu-setts Intermediate-Term Municipal Portfolios. Distributions from net investment income are declared each month and paid on the tenth day of

--------------------------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995
the following month for all other Portfolios. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the share-holders of the Portfolios at least annually. Effective in 1994, generally ac-cepted accounting principles require that differences between undistributed net investment income or accumulated net realized capital gains for financial re-porting and tax purposes, if permanent, be reclassified to/from paid in capi-tal. Accordingly, the following permanent differences, attributable to undis-tributed net investment income and accumulated net realized capital losses, have been reclassified to paid in capital:

                                     From     From Net
                                   Capital   Investment
                                    Losses     Income
                                  ---------- ----------
Tax Free Portfolio                $1,318,967 $1,078,360
Institutional Tax Free Portfolio  $   72,478        --

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES

The Trust and SEI Financial Management Corporation (the "Manager") are parties to a Management Agreement dated May 23, 1986 under which the manager provides management, administrative and shareholder services to the Portfolios for an annual fee of .36% each of the average daily net asset value of the Tax Free, Bainbridge Tax Exempt, Institutional Tax Free and Pennsylvania Tax Free Portfo-lios, .23% of the average daily net asset value of the California Tax Exempt Portfolio, .39% of the average daily net asset value of the Intermediate-Term Municipal Portfolio, .35% each of the average daily net asset value of the Pennsylvania Municipal and the Massachusetts Intermediate-Term Municipal Port-folios, and .15% of the average daily net asset value of the Kansas Tax Free Income Portfolio. However, the Manager has voluntarily agreed to waive a por-tion of its fee so that total expenses of each Portfolio will not exceed cer-tain annual expense limitations.
  Organizational costs have been capitalized by the Trust and are being amor-tized over sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the pe-riod that the Trust is amortizing its organizational costs, the redemption pro-ceeds payable to the holder thereof by the Trust will be reduced by the unamor-tized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees for organizational work performed by a law firm of which an officer and a Trustee of the Trust is a partner.
  SEI Financial Services Company ("SFS") acts as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse SFS for certain distribution-related expenses incurred by SFS. With the excep-tion of the Kansas Tax Free Income Portfolio, such expenses for the Class A shares of the Trust may not exceed a budget approved and monitored by the Board of Trustees.
  In addition to providing for the reimbursement payments described above, the Class B, C and D distribution plans provide for additional payments to the Dis-tributor. These additional payments may be used to compensate financial insti-tutions that provide distribution-related services to their customers. Distri-bution-related expenses for the Class B, Class C and Class D shares of the Money Market Portfolios may not exceed .60%, .80% and .55%, respectively. Dis-tribution-related expenses for the Class B, Class C and Class D shares of the Fixed Income Portfolios may not exceed .60%, .80%, and .60%, respectively.
  Certain officers of the Trust are also officers and/or Directors of the Man-ager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affili-ated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY

Weiss, Peck, and Greer Advisers, Inc. ("WPGA") act as the Investment Advisor on behalf of the Tax Free, the California Tax Exempt, the Bainbridge Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free and the Intermediate-Term Municipal Portfolios. For its services, WPGA receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04%

--------------------------------------------------------------------------------
on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, California Tax Exempt, the Bainbridge Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. For the Intermediate-Term Municipal Portfolio, WPGA receives a monthly fee equal to an annual rate of
 .18% of the daily net assets up to $150 million and .16% of such assets in ex-cess of $150 million. WPGA has voluntarily agreed to waive a portion of its fee in an amount proportionate to the Manager in order to limit operating expenses in the Intermediate-Term Municipal Portfolio.
  Prior to July 3, 1995, Bessemer Trust Company, N.A. ("Bessemer") served as the Investment Adviser on behalf of the Pennsylvania Municipal Portfolio under an Investment Advisory Agreement dated June 30, 1989. For its services, Besse-mer received a monthly fee equal to an annual rate of .25% of the average daily net assets of the Portfolio. Commencing July 3, 1995, Morgan Grenfell Capital Management Incorporated ("MGCM") was appointed as the Investment Advisor of the Pennsylvania Municipal Portfolio. For its services, MGCM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Portfo-lio.
  Under an Investment Advisory Agreement dated December 7, 1990, INTRUST Bank, N.A. in Wichita serves as the Investment Adviser on behalf of the Kansas Tax Free Income Portfolio. For its services INTRUST Bank receives a monthly fee equal to an annual rate of .30% of the average daily net assets of the Portfo-lio. INTRUST Bank has voluntarily agreed to waive the full amount of their fee in order to limit operating expenses. The Manager has voluntarily agreed to waive a portion of its fee in order to limit operating expenses of the Kansas Tax Free Income Portfolio.
  Under an Investment Advisory Agreement dated August 24, 1992, State Street Bank and Trust Company ("State Street") served as the Investment Adviser on be-half of the Massachusetts Intermediate-Term Municipal Portfolio. For its serv-ices State Street received a monthly fee equal to an annual rate of .25% of the average daily net assets of the Portfolio.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended August 31, 1995, were as follows:

                           Intermediate-               Kansas    Massachusetts
                               Term      Pennsylvania Tax Free Intermediate Term
                             Municipal    Municipal    Income      Municipal
                               (000)        (000)      (000)         (000)
                           ------------- ------------ -------- -----------------
Purchases.................    $35,712      $23,982    $13,669       $ 1,275
Sales.....................     66,267       46,027     10,711        10,064

  Subsequent to October 31, 1994, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capi-tal gains at August 31, 1996. The Portfolios also had capital losses carryforward at August 31, 1995, as follows:

                              Capital                      Post
                                Loss                    October 31,
                             Carryover                      1994
                             August 31, Expires Expires  Deferred   Net Capital
Portfolio                       1995     2002    2003     Losses      Losses
---------                    ---------- ------- ------- ----------- -----------
Tax Free Portfolio..........  $30,967   $30,874     $93     $5,081     $36,048
Intermediate-Term Municipal
 Portfolio..................  927,882       --  927,882  1,250,322   2,178,204
Pennsylvania Municipal
 Portfolio..................  330,828       --  330,828    297,060     627,888
Kansas Tax Free Income
 Portfolio..................   18,302       --   18,302    116,848     135,150

  For tax purposes, the losses in the Portfolios can be carried forward for a maximum of eight years to offset any net realized capital gains.
  The total cost of securities and the net realized gains or losses on securi-ties sold for federal income tax purposes was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation on securities in which there was an excess of market

-----------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995
value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized ap-preciation at August 31, 1995, for each Portfolio are as follows:

                                         Intermediate-               Kansas
                                             Term      Pennsylvania Tax Free
                                           Municipal    Municipal    Income
                                             (000)        (000)      (000)
                                         ------------- ------------ --------
Aggregate gross unrealized appreciation     $2,120        $3,935     $2,276
Aggregate gross unrealized depreciation        369            76        222
                                            ------        ------     ------
Net unrealized appreciation                 $1,751        $3,859     $2,054
                                            ======        ======     ======

6. LINE OF CREDIT

The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings which may not exceed 10% of the Portfolios' total assets.

7. CONCENTRATION OF CREDIT RISK

The Portfolios invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
  The Trust invests in securities which include revenue bonds, tax exempt com-mercial paper, tax and revenue anticipation notes, and general obligation bonds. At August 31, 1995, the percentage of portfolio investments by each rev-enue source were as follows:

                                       California Bainbridge
                             Tax Free  Tax Exempt Tax Exempt
                             Portfolio Portfolio  Portfolio
                             --------- ---------- ----------
Revenue Bonds:
 Education Revenue              5.50%     4.20%      9.00%
 Health Care Facilities         6.60%    15.30%     14.00%
 Housing Facilities            18.40%    22.30%     23.40%
 Industrial Development         19.1%     7.30%     17.80%
 Pollution Control               1.8%     4.10%      1.80%
 Public Facility                4.00%     4.20%      5.10%
 Transportation                 3.90%     6.00%      0.00%
 Utility Revenue                3.60%     7.10%      2.60%
General Obligation              2.00%     0.00%      1.40%
Tax Exempt Commercial Paper     3.20%     2.10%      0.70%

                                            California   Bainbridge
                               Tax Free     Tax Exempt   Tax Exempt
                               Portfolio    Portfolio     Portfolio
                             ------------- ------------ -------------
Anticipation Notes:
 Bond                             4.90%         1.30%        4.40%
 Revenue                          0.00%         3.40%        0.00%
 Tax                              2.20%         0.00%        3.30%
 Tax & Revenue                    7.20%        10.20%        5.60%
Other                            17.60%        12.50%       10.90%
                                ------        ------       ------
  Total                         100.00%       100.00%      100.00%
                                                        Intermediate-
                             Institutional Pennsylvania     Term
                               Tax Free      Tax Free     Municipal
                               Portfolio    Portfolio     Portfolio
                             ------------- ------------ -------------
Revenue Bonds:
 Education Revenue                4.80%        11.30%        5.20%
 Health Care Facilities           8.20%        19.30%        3.90%
 Housing Facilities              17.50%         3.70%        9.90%
 Industrial Development          17.00%        19.50%        3.70%
 Pollution Control                5.50%         3.70%        1.20%
 Public Facility                  4.20%         0.40%        4.70%
 Transportation                   1.20%         1.80%        8.80%
 Utility Revenue                  5.00%        18.60%       29.80%
General Obligation                0.90%         1.90%       31.30%
Tax Exempt Commercial Paper       4.20%         3.30%        0.00%
Anticipation Notes:
 Bond                             4.20%         0.00%        0.00%
 Revenue                          0.20%         0.00%        0.00%
 Tax                              4.60%         0.00%        0.00%
 Tax & Revenue                    6.80%         7.40%        0.00%
Other                            15.70%         9.10%        1.50%
                                ------        ------       ------
  Total                         100.00%       100.00%      100.00%

                                   Kansas
                     Pennsylvania Tax Free
                      Municipal    Income
                      Portfolio   Portfolio
                     ------------ ---------
Revenue Bonds:
 Education Revenue       19.60%      1.20%
 Health Care
  Facilities             19.30%      6.40%
 Housing Facilities       6.40%      6.60%
 Industrial
  Development            10.00%      2.90%
 Pollution Control        0.00%      2.50%
 Public Facility          3.00%      1.60%
 Transportation           4.60%      4.10%
 Utility Revenue         13.80%     19.30%
General Obligation       19.20%     52.10%
Tax Exempt
 Commercial Paper         0.00%      0.00%
Anticipation Notes:
 Bond                     0.00%      0.00%
 Revenue                  0.00%      0.00%
 Tax                      0.00%      0.00%
 Tax & Revenue            0.00%      0.00%
Other                     4.10%      3.30%
                        ------     ------
  Total                 100.00%    100.00%

--------------------------------------------------------------------------------

  Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Al-though bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Al-so, some of the securities have credit enhancements (letters of credit or guar-antees issued by third party domestic or foreign banks or other institutions). At August 31, 1995, the percentage of the Portfolios' investments that were in-sured and the percentage of the Portfolios' investments that had credit en-hancements were as follows:

                                        Credit
                             Insured Enhancements
                             ------- ------------
Tax Free                      1.01%     71.40%
California Tax Exempt        16.15%     68.50%
Bainbridge Tax Exempt         2.51%     65.33%
Institutional Tax Free        2.54%     64.07%
Pennsylvania Tax Free        21.51%     56.86%
Intermediate-Term Municipal  32.20%     12.58%
Pennsylvania Municipal       74.96%      7.38%
Kansas Tax Free Income       33.26%      2.80%

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND TRUSTEES OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of the Tax Free, Cal-ifornia Tax Exempt, Bainbridge Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal and Kansas Tax Free Income Portfolios of SEI Tax Exempt Trust as of August 31, 1995, and the related statements of operations, statements of changes in net assets and fi-nancial highlights for the periods presented. We have also audited the state-ment of operations of the Massachusetts Intermediate-Term Municipal Portfolio of SEI Tax Exempt Trust for the period ended August 15, 1995, and the related statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the respon-sibility of the Company's management. Our responsibility is to express an opin-ion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Au-gust 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free, California Tax Exempt, Bainbridge Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal and Kansas Tax Free Income Portfolios of SEI Tax Exempt Trust as of August 31, 1995, the results of their operations, changes in their net assets, and finan-cial highlights for the periods presented, and the results of operations of the Massachusetts Intermediate-Term Municipal Portfolio of the SEI Tax Exempt Trust for the period ended August 15, 1995, and the changes in its net assets and fi-nancial highlights for the periods presented, in conformity with generally ac-cepted accounting principles.

Philadelphia, PA
October 6, 1995

NOTICE TO SHAREHOLDERS
-----------------------------------------------------------------
SEI Tax Exempt Trust -- August 31, 1995
  For shareholders that do not have a August 31, 1995 tax year end, this notice is for informational purposes only. For shareholders with a August 31, 1995 tax year end, please consult your tax advisor as to the pertinence of this notice.

  For the fiscal year ended August 31, 1995, each fund is designating the fol-lowing items with regard to distributions paid during the year.

                                       (A)           (B)           (C)
                                    LONG TERM     ORDINARY        (A+B)
                                  CAPITAL GAINS    INCOME         TOTAL
                                  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS
  FUND                             (TAX BASIS)   (TAX BASIS)   (TAX BASIS)
  ----                            ------------- ------------- -------------
Tax Free Portfolio                      0%          100%          100%
California Tax Exempt Portfolio         0%          100%          100%
Bainbridge Tax Exempt Portfolio         0%          100%          100%
Institutional Tax Free Portfolio        0%          100%          100%
Pennsylvania Tax Free Portfolio         0%          100%          100%
Intermediate-Term Municipal
 Portfolio                              0%          100%          100%
Pennsylvania Municipal Portfolio        0%          100%          100%
Kansas Tax Free Income Portfolio        0%          100%          100%
Massachusetts Intermediate-Term
 Municipal Portfolio                    0%          100%          100%
                                       (D)           (E)           (F)
                                   QUALIFYING    TAX EXEMPT      FOREIGN
  FUND                            DIVIDENDS(1)    INTEREST     TAX CREDIT
  ----                            ------------- ------------- -------------
Tax Free Portfolio                      0%          100%            0%
California Tax Exempt Portfolio         0%          100%            0%
Bainbridge Tax Exempt Portfolio         0%          100%            0%
Institutional Tax Free Portfolio        0%          100%            0%
Pennsylvania Tax Free Portfolio         0%          100%            0%
Intermediate-Term Municipal
 Portfolio                              0%          100%            0%
Pennsylvania Municipal Portfolio        0%          100%            0%
Kansas Tax Free Income Portfolio        0%          100%            0%
Massachusetts Intermediate-Term
 Municipal Portfolio                    0%          100%            0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 * Items (A) and (B) are based on a percentage of each fund's total distribu-tions.
** Items (D) and (E) are based on a percentage of ordinary income distributions of each fund.

--------------------------
SEI TAX EXEMPT TRUST
--------------------------
ANNUAL REPORT
--------------------------
August 31, 1995

Robert A. Nesher
Chairman

TRUSTEES
Richard F. Blanchard
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey

OFFICERS
David G. Lee
President, Chief Executive Officer
Carmen V. Romeo
Treasurer, Assistant Secretary
Robert B. Carroll
Vice President, Assistant Secretary
Kathryn L. Stanton
Vice President, Assistant Secretary
Sandra K. Orlow
Vice President, Assistant Secretary
Kevin P. Robins
Vice President, Assistant Secretary
Jeffrey A. Cohen
Controller, Assistant Secretary
Richard W. Grant
Secretary
John H. Grady, Jr.
Assistant Secretary

INVESTMENT ADVISERS
INTRUST Bank, NA:
Kansas Tax Free Income Portfolio
Morgan Grenfell Capital Management Incorporated
Pennsylvania Municipal Portfolio
State Street Bank and Trust Company:
Massachusetts Intermediate-Term Municipal Portfolio
Weiss, Peck & Greer Advisers, Inc.:
Tax Free Portfolio
California Tax Exempt Portfolio
Bainbridge Tax Exempt Portfolio
Institutional Tax Free Portfolio
Pennyslvania Tax Free Portfolio
Intermediate-Term Municipal Portfolio

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Financial Management Corporation

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Financial Services Company, the Distributor of the SEI Funds, is not affiliated with any bank.
For more information call 1.800.DIAL.SEI/1.800.342.5734

SEI-F-024-06